NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-9 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2) (1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS) (1)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS) (1)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)

Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)

Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Value: Class II (WRVP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2) (1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

RATIONAL FUNDS

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

VICTORY FUNDS

Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 7, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from June 13, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from August 15, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 19, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 4, 2020 (inception) to December 31, 2020.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)

Statement of operations for the period from January 1, 2020 to December 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to December 23, 2020 (liquidation) and the year ended December 31, 2019.

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVDAB	24,756	$306,915	$341,634	$-	$341,634	$26	$341,608	$341,608	$-	$341,608
ALVGIB	20,402	588,211	580,018	31	580,049	-	580,049	568,703	11,346	580,049
ALVIVB	444	6,108	6,367	-	6,367	10	6,357	6,357	-	6,357
ALVPGB	18,208	965,859	1,302,071	-	1,302,071	51	1,302,020	1,302,020	-	1,302,020
ALVSVB	224,375	4,093,802	3,857,009	-	3,857,009	24	3,856,985	3,457,484	399,501	3,856,985
ACVI	107,237	1,066,892	1,512,048	6,606	1,518,654	-	1,518,654	1,504,809	13,845	1,518,654
ACVIG	4,703,987	41,240,676	48,356,988	-	48,356,988	850	48,356,138	48,060,021	296,117	48,356,138
ACVIG2	65,175	606,701	669,997	106	670,103	-	670,103	665,347	4,756	670,103
ACVIP2	1,824,931	18,976,207	20,238,483	-	20,238,483	13	20,238,470	19,426,707	811,763	20,238,470
ACVMV1	617,733	12,255,679	12,688,242	-	12,688,242	62	12,688,180	12,680,263	7,917	12,688,180
ACVMV2	26,944	512,017	554,230	7	554,237	-	554,237	-	554,237	554,237
ACVU1	1,969	27,908	54,104	21	54,125	-	54,125	54,109	16	54,125
ACVV	122,756	1,165,455	1,371,189	-	1,371,189	5,756	1,365,433	1,337,848	27,585	1,365,433
ACVV2	8,221	88,742	91,988	5	91,993	-	91,993	91,993	-	91,993
BRVED3	388,339	4,442,318	4,524,145	32	4,524,177	-	4,524,177	4,524,177	-	4,524,177
BRVHY3	4,375,791	32,464,683	33,037,224	114,153	33,151,377	-	33,151,377	33,151,377	-	33,151,377
BRVTR3	514,169	6,325,440	6,293,426	8,694	6,302,120	-	6,302,120	6,302,120	-	6,302,120
MLVGA3	1,526,483	21,458,689	24,866,404	-	24,866,404	10	24,866,394	24,748,369	118,025	24,866,394
DCAP	1,086,235	42,260,860	51,248,583	-	51,248,583	1,854	51,246,729	50,619,173	627,556	51,246,729
DCAPS	14,860	562,131	692,473	30	692,503	-	692,503	692,503	-	692,503
DSC	95	3,889	4,712	4	4,716	-	4,716	4,716	-	4,716
DSIF	4,839,927	193,092,658	311,062,102	-	311,062,102	8,711	311,053,391	307,756,817	3,296,574	311,053,391
DSRG	843,912	30,453,681	39,866,422	-	39,866,422	888	39,865,534	39,778,531	87,003	39,865,534
DSRGS	818	28,588	38,077	8	38,085	-	38,085	38,085	-	38,085
DVMCSS	70,416	1,296,748	1,397,061	-	1,397,061	-	1,397,061	1,397,061	-	1,397,061
DVSCS	1,070,996	17,983,927	20,413,177	-	20,413,177	1	20,413,176	20,081,001	332,175	20,413,176
CLVHY2	83,290	531,442	565,539	-	565,539	8	565,531	565,531	-	565,531
DWVSVS	74,877	2,504,343	2,544,311	-	2,544,311	3	2,544,308	2,544,308	-	2,544,308
ETVFR	562,829	5,184,211	5,082,347	7	5,082,354	-	5,082,354	5,082,354	-	5,082,354
FHIBS	152,708	983,493	974,280	35	974,315	-	974,315	972,812	1,503	974,315
FQB	3,937,737	43,689,566	46,544,055	-	46,544,055	899	46,543,156	46,082,971	460,185	46,543,156
FQBS	133,757	1,479,619	1,576,997	36	1,577,033	-	1,577,033	1,571,916	5,117	1,577,033
FVU2S	8,000	83,915	88,716	-	88,716	1	88,715	88,715	-	88,715
FB2	699,123	13,395,846	15,828,141	-	15,828,141	31	15,828,110	15,828,110	-	15,828,110
FC2	39,039	1,451,725	1,824,309	-	1,824,309	31	1,824,278	1,824,278	-	1,824,278

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FCS	345,771	10,093,643	16,558,950	-	16,558,950	3,477	16,555,473	16,527,271	28,202	16,555,473
FEI2	109,261	2,296,194	2,532,661	2	2,532,663	-	2,532,663	2,531,539	1,124	2,532,663
FEIS	6,333,701	135,056,598	150,362,072	-	150,362,072	12,686	150,349,386	148,350,876	1,998,510	150,349,386
FEMS2	77,620	960,361	1,144,115	19	1,144,134	-	1,144,134	1,144,134	-	1,144,134
FF10S	626,684	8,084,888	8,936,507	6	8,936,513	-	8,936,513	8,936,513	-	8,936,513
FF10S2	1,062	14,267	15,044	-	15,044	1,612	13,432	-	13,432	13,432
FF20S	779,411	10,177,475	11,667,781	-	11,667,781	35	11,667,746	11,667,746	-	11,667,746
FF20S2	8,421	96,070	125,641	3	125,644	-	125,644	-	125,644	125,644
FF30S	576,028	8,367,563	9,671,514	-	9,671,514	2	9,671,512	9,661,568	9,944	9,671,512
FF30S2	11,762	145,248	196,778	5	196,783	-	196,783	-	196,783	196,783
FG2	36,317	2,477,721	3,652,790	114	3,652,904	-	3,652,904	3,651,177	1,727	3,652,904
FGI2	59,655	1,172,224	1,295,701	9	1,295,710	-	1,295,710	1,295,710	-	1,295,710
FGOS	28,529	963,402	2,207,324	1,865	2,209,189	-	2,209,189	2,209,189	-	2,209,189
FGS	2,236,991	135,628,325	229,112,638	-	229,112,638	15,383	229,097,255	227,768,289	1,328,966	229,097,255
FHIS	6,081,426	31,960,929	31,988,300	485	31,988,785	-	31,988,785	31,783,885	204,900	31,988,785
FIGBS	2,507,929	32,371,033	34,910,373	-	34,910,373	5,307	34,905,066	34,089,177	815,889	34,905,066
FMC2	97,231	3,106,161	3,625,762	-	3,625,762	59	3,625,703	2,594,689	1,031,014	3,625,703
FMCS	523,377	17,068,861	20,034,884	41	20,034,925	-	20,034,925	19,979,162	55,763	20,034,925
FNRS2	343,299	4,629,334	3,560,013	-	3,560,013	41	3,559,972	3,533,349	26,623	3,559,972
FO2	40,404	825,622	1,060,603	9	1,060,612	-	1,060,612	1,058,192	2,420	1,060,612
FOS	949,672	19,320,581	25,071,339	-	25,071,339	437	25,070,902	24,779,150	291,752	25,070,902
FRESS2	33,137	523,773	566,968	-	566,968	6	566,962	566,962	-	566,962
FVSS	502,449	6,398,099	6,788,090	-	6,788,090	120	6,787,970	6,664,993	122,977	6,787,970
FVSS2	18,113	234,819	247,785	16	247,801	-	247,801	247,801	-	247,801
FTVDM2	281,604	2,717,736	3,277,873	-	3,277,873	45	3,277,828	3,175,697	102,131	3,277,828
FTVFA2	581,715	3,577,317	3,158,712	13	3,158,725	-	3,158,725	3,132,371	26,354	3,158,725
FTVGI2	955,725	15,817,957	13,208,113	-	13,208,113	87	13,208,026	13,113,910	94,116	13,208,026
FTVIS2	1,780,250	27,021,324	26,774,956	-	26,774,956	1,069	26,773,887	26,303,393	470,494	26,773,887
FTVRD2	19,628	493,456	571,951	-	571,951	30	571,921	-	571,921	571,921
FTVSV2	476,309	7,191,023	6,906,483	-	6,906,483	58	6,906,425	6,632,503	273,922	6,906,425
TIF2	219,262	3,065,445	2,911,799	-	2,911,799	49	2,911,750	2,784,590	127,160	2,911,750
GVGMNS	4,503	54,811	56,690	8	56,698	-	56,698	56,698	-	56,698
GVMSAS	2,592	23,386	24,497	6	24,503	-	24,503	24,503	-	24,503
RVARS	22,882	582,074	586,017	-	586,017	29	585,988	585,988	-	585,988
SBLD	12,044	155,977	178,129	-	178,129	78	178,051	178,051	-	178,051

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
SBLJ	1,666	91,331	120,741	-	120,741	165	120,576	120,576	-	120,576
SBLN	19,367	588,096	647,043	-	647,043	94	646,949	646,949	-	646,949
SBLO	7,181	234,592	223,027	-	223,027	417	222,610	222,610	-	222,610
SBLP	10,312	294,958	283,683	-	283,683	33	283,650	283,650	-	283,650
SBLQ	13,848	568,663	516,409	-	516,409	345	516,064	516,064	-	516,064
SBLV	19,460	1,343,239	1,329,329	42	1,329,371	-	1,329,371	1,329,371	-	1,329,371
SBLX	1,942	69,988	87,237	-	87,237	138	87,099	87,099	-	87,099
SBLY	4,111	76,304	106,035	-	106,035	13	106,022	106,022	-	106,022
ACC2	160,035	2,618,505	2,571,768	-	2,571,768	20	2,571,748	2,561,024	10,724	2,571,748
ACEG	759	48,712	67,628	17	67,645	-	67,645	67,645	-	67,645
ACEG2	37,773	2,561,720	3,184,660	27	3,184,687	-	3,184,687	3,184,699	(12)	3,184,687
AVCE2	13,510	426,727	409,075	-	409,075	5	409,070	409,070	-	409,070
AVGI	72	2,321	2,178	-	2,178	9	2,169	2,169	-	2,169
IVHS	13,775	385,462	464,069	-	464,069	119	463,950	463,950	-	463,950
IVKEI1	22,591	400,833	405,058	-	405,058	22	405,036	405,036	-	405,036
IVMCC2	15,706	162,075	160,825	-	160,825	19	160,806	160,806	-	160,806
IVRE	10,875	179,736	159,760	-	159,760	131	159,629	159,629	-	159,629
OVAG	680,222	50,965,378	72,736,110	-	72,736,110	1,119	72,734,991	72,599,904	135,087	72,734,991
OVAG2	17,634	1,250,027	1,729,044	-	1,729,044	6	1,729,038	1,642,705	86,333	1,729,038
OVGI	2,652,510	74,390,393	79,336,579	-	79,336,579	228	79,336,351	78,530,294	806,057	79,336,351
OVGIS	40,847	1,140,585	1,204,988	-	1,204,988	51	1,204,937	1,204,937	-	1,204,937
OVGR	62,929	3,444,655	4,426,411	-	4,426,411	2,429	4,423,982	4,417,856	6,126	4,423,982
OVGS	2,030,546	81,407,834	105,832,058	-	105,832,058	1,069	105,830,989	104,516,116	1,314,873	105,830,989
OVGSS	17,983	612,644	923,587	-	923,587	377	923,210	915,939	7,271	923,210
OVIGS	555,746	1,393,593	1,689,468	-	1,689,468	19	1,689,449	1,689,449	-	1,689,449
OVSB	599,999	2,931,581	2,903,995	-	2,903,995	27	2,903,968	2,903,968	-	2,903,968
OVSBS	175,211	912,686	876,054	15	876,069	-	876,069	863,121	12,948	876,069
OVSC	258,688	6,058,004	7,093,223	-	7,093,223	121	7,093,102	7,084,627	8,475	7,093,102
OVSCS	4,370	97,430	117,593	271	117,864	-	117,864	-	117,864	117,864
WRASP	5,708,898	55,839,695	59,614,598	-	59,614,598	93	59,614,505	59,474,461	140,044	59,614,505
WRBDP	5,740,506	31,296,439	34,739,818	-	34,739,818	4	34,739,814	34,707,740	32,074	34,739,814
WRBP	3,936,593	31,041,653	34,285,365	81	34,285,446	-	34,285,446	34,215,647	69,799	34,285,446
WRCEP	5,573,933	63,901,401	80,061,187	277	80,061,464	-	80,061,464	79,912,404	149,060	80,061,464
WRDIV	1,388,203	9,033,976	8,356,147	-	8,356,147	19	8,356,128	8,356,128	-	8,356,128
WRENG	434,093	2,039,854	1,076,942	-	1,076,942	14	1,076,928	1,076,928	-	1,076,928

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRGBP	517,935	2,570,775	2,723,253	-	2,723,253	14	2,723,239	2,723,239	-	2,723,239
WRGNR	736,563	3,220,343	2,430,952	-	2,430,952	16	2,430,936	2,428,743	2,193	2,430,936
WRGP	9,140,699	95,741,238	116,105,156	90	116,105,246	-	116,105,246	115,912,276	192,970	116,105,246
WRHIP	11,671,620	40,198,384	39,627,485	201	39,627,686	-	39,627,686	39,437,174	190,512	39,627,686
WRI2P	503,239	8,006,840	8,225,752	42	8,225,794	-	8,225,794	8,213,612	12,182	8,225,794
WRIP	4,522,333	16,960,559	19,417,543	-	19,417,543	16	19,417,527	19,396,549	20,978	19,417,527
WRLTBP	828,772	4,057,622	4,151,568	11	4,151,579	-	4,151,579	4,151,579	-	4,151,579
WRMCG	1,317,493	15,340,251	23,035,042	317	23,035,359	-	23,035,359	23,035,359	-	23,035,359
WRMMP	15,035,786	15,035,798	15,035,786	38	15,035,824	-	15,035,824	14,990,396	45,428	15,035,824
WRRESP	639,499	4,756,391	4,459,097	-	4,459,097	55	4,459,042	4,443,960	15,082	4,459,042
WRSCP	3,632,402	35,384,070	43,879,421	-	43,879,421	47	43,879,374	43,846,293	33,081	43,879,374
WRSCV	342,977	5,078,640	4,750,095	14	4,750,109	-	4,750,109	4,750,109	-	4,750,109
WRSTP	1,998,910	50,837,060	71,705,284	616	71,705,900	-	71,705,900	71,613,260	92,640	71,705,900
WRVP	4,050,517	24,221,687	25,918,450	-	25,918,450	66	25,918,384	25,918,384	-	25,918,384
JPMMV1	1,186,164	12,538,918	12,917,322	-	12,917,322	48	12,917,274	12,916,934	340	12,917,274
JABS	1,684	52,538	77,648	1	77,649	-	77,649	-	77,649	77,649
JACAS	2,200,848	77,409,662	116,556,928	-	116,556,928	630	116,556,298	115,430,053	1,126,245	116,556,298
JAFBS	222,882	2,947,698	3,115,891	-	3,115,891	22	3,115,869	3,115,869	-	3,115,869
JAGTS	3,085,176	36,893,097	63,246,105	-	63,246,105	2,063	63,244,042	63,124,636	119,406	63,244,042
JAIGS	1,082,025	34,727,598	39,580,463	10,470	39,590,933	-	39,590,933	39,465,440	125,493	39,590,933
LZREMS	87,769	1,943,978	1,854,559	-	1,854,559	31	1,854,528	1,854,528	-	1,854,528
LOVTRC	68,820	1,177,944	1,194,032	-	1,194,032	3	1,194,029	1,194,029	-	1,194,029
M2IGSS	10,058	193,457	248,126	1	248,127	-	248,127	-	248,127	248,127
MMCGSC	60,660	556,867	699,412	25	699,437	-	699,437	699,437	-	699,437
MNDSC	181,236	3,412,937	4,278,990	-	4,278,990	58	4,278,932	4,278,932	-	4,278,932
MV2RIS	5,729	97,044	102,543	7	102,550	-	102,550	102,550	-	102,550
MV3MVS	7,165	52,230	60,903	-	60,903	13	60,890	60,890	-	60,890
MVFSC	1,352,703	24,863,692	26,999,949	-	26,999,949	1,997	26,997,952	26,576,870	421,082	26,997,952
MVIGSC	17,914	250,146	284,827	8	284,835	-	284,835	284,835	-	284,835
MVIVSC	583,490	14,403,157	20,112,895	285	20,113,180	-	20,113,180	20,066,787	46,393	20,113,180
MSEM	444,750	3,521,114	3,442,366	-	3,442,366	234	3,442,132	3,395,130	47,002	3,442,132
MSGI2	167,871	1,284,595	1,292,604	-	1,292,604	9	1,292,595	1,292,595	-	1,292,595
MSVF2	54,983	581,789	642,197	1	642,198	-	642,198	573,361	68,837	642,198
MSVFI	538,808	6,008,405	6,314,833	85	6,314,918	-	6,314,918	6,314,918	-	6,314,918
MSVMG	6,184	78,559	182,375	3	182,378	-	182,378	184,993	(2,615)	182,378

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MSVRE	29,364	542,818	503,001	4	503,005	-	503,005	495,567	7,438	503,005
DTRTFB	61,615	615,637	627,244	-	627,244	-	627,244	627,244	-	627,244
EIF	1,003,826	16,924,697	19,464,183	364	19,464,547	-	19,464,547	19,036,279	428,268	19,464,547
GBF	6,256,038	69,184,824	70,630,674	-	70,630,674	4,247	70,626,427	69,724,689	901,738	70,626,427
GBF2	94,079	1,030,337	1,059,330	61	1,059,391	-	1,059,391	1,055,781	3,610	1,059,391
GEM	924,356	10,846,532	13,828,366	40	13,828,406	-	13,828,406	13,724,439	103,967	13,828,406
GEM2	15,244	176,892	225,007	-	225,007	21	224,986	224,986	-	224,986
GIG	1,225,880	12,946,155	14,232,462	270	14,232,732	-	14,232,732	14,174,815	57,917	14,232,732
GVAAA2	2,262,374	55,840,057	60,382,762	165	60,382,927	-	60,382,927	57,697,889	2,685,038	60,382,927
GVABD2	1,033,008	12,169,118	13,046,895	135	13,047,030	-	13,047,030	12,824,185	222,845	13,047,030
GVAGG2	647,399	19,441,714	26,057,823	106	26,057,929	-	26,057,929	25,817,737	240,192	26,057,929
GVAGI2	418,888	22,159,345	23,637,847	309	23,638,156	-	23,638,156	22,763,528	874,628	23,638,156
GVAGR2	415,348	35,123,099	50,182,356	331	50,182,687	-	50,182,687	48,965,631	1,217,056	50,182,687
GVDMA	5,232,627	62,853,997	68,809,050	895	68,809,945	-	68,809,945	64,312,554	4,497,391	68,809,945
GVDMC	2,803,668	31,277,301	31,541,261	-	31,541,261	69	31,541,192	29,619,915	1,921,277	31,541,192
GVEX1	43,872	946,042	980,987	-	980,987	15	980,972	980,972	-	980,972
GVEX2	1,525,812	27,860,115	33,888,295	408	33,888,703	-	33,888,703	33,843,043	45,660	33,888,703
GVIDA	2,428,217	29,998,802	31,688,234	2	31,688,236	-	31,688,236	30,231,833	1,456,403	31,688,236
GVIDC	2,069,794	20,967,145	21,815,627	78	21,815,705	-	21,815,705	21,320,396	495,309	21,815,705
GVIDM	10,442,512	120,315,278	126,041,116	444	126,041,560	-	126,041,560	117,949,556	8,092,004	126,041,560
GVIX8	488,851	4,530,714	5,054,717	124	5,054,841	-	5,054,841	5,054,841	-	5,054,841
HIBF	3,773,758	24,692,074	24,718,115	-	24,718,115	282	24,717,833	24,328,246	389,587	24,717,833
IDPG2	51,309	563,210	614,676	6	614,682	-	614,682	614,682	-	614,682
IDPGI2	4,481	49,644	51,126	-	51,126	3	51,123	51,123	-	51,123
MCIF	3,416,974	76,560,743	78,351,218	-	78,351,218	377	78,350,841	77,670,539	680,302	78,350,841
MSBF	2,979,183	27,529,258	27,408,483	500	27,408,983	-	27,408,983	27,068,991	339,992	27,408,983
NAMAA2	176,587	2,035,368	2,126,106	-	2,126,106	50	2,126,056	2,126,056	-	2,126,056
NAMGI2	22,074	240,561	261,359	-	261,359	7	261,352	261,352	-	261,352
NCPG2	14,754	158,590	166,421	-	166,421	4	166,417	166,417	-	166,417
NCPGI2	27,709	287,529	304,527	-	304,527	10	304,517	304,517	-	304,517
NVAMV1	5,380,537	83,654,776	80,439,022	1,861	80,440,883	-	80,440,883	79,240,437	1,200,446	80,440,883
NVAMV2	73,708	1,097,899	1,094,563	-	1,094,563	56	1,094,507	1,094,507	-	1,094,507
NVAMVX	802,736	10,575,629	11,976,823	-	11,976,823	50	11,976,773	11,976,773	-	11,976,773
NVAMVZ	115,363	1,505,867	1,702,765	-	1,702,765	3	1,702,762	1,501,679	201,083	1,702,762
NVCBD1	777,119	8,695,716	8,898,011	131	8,898,142	-	8,898,142	8,826,581	71,561	8,898,142

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVCBD2	40,791	449,239	465,423	12	465,435	-	465,435	465,435	-	465,435
NVCCA2	440,360	4,581,352	4,667,818	87	4,667,905	-	4,667,905	4,545,607	122,298	4,667,905
NVCCN2	758,973	7,719,535	8,272,809	1,906	8,274,715	-	8,274,715	7,985,835	288,880	8,274,715
NVCMA2	635,655	5,774,861	6,045,080	-	6,045,080	41	6,045,039	4,712,560	1,332,479	6,045,039
NVCMC2	419,995	4,531,633	4,649,340	51	4,649,391	-	4,649,391	4,591,499	57,892	4,649,391
NVCMD2	1,159,300	12,578,108	12,566,810	-	12,566,810	1,756	12,565,054	11,602,715	962,339	12,565,054
NVCRA2	285,595	2,759,091	3,092,997	50	3,093,047	-	3,093,047	3,093,047	-	3,093,047
NVCRB2	876,524	9,270,144	9,799,534	300	9,799,834	-	9,799,834	9,496,468	303,366	9,799,834
NVDBL2	563,949	8,626,796	9,135,977	-	9,135,977	32	9,135,945	9,037,292	98,653	9,135,945
NVDCA2	171,420	2,982,633	3,140,412	-	3,140,412	25	3,140,387	3,109,447	30,940	3,140,387
NVFIII	43,619	490,715	492,894	-	492,894	7	492,887	492,887	-	492,887
NVIE6	2,364	24,694	27,185	16	27,201	-	27,201	-	27,201	27,201
NVLCP2	343,724	3,982,382	4,203,749	-	4,203,749	5	4,203,744	4,134,881	68,863	4,203,744
NVMGA2	14,823	159,984	178,470	15	178,485	-	178,485	178,485	-	178,485
NVMIG1	3,537,774	38,808,815	42,771,686	-	42,771,686	917	42,770,769	42,518,700	252,069	42,770,769
NVMIVX	387,220	3,553,594	4,166,486	-	4,166,486	60	4,166,426	4,166,426	-	4,166,426
NVMIVZ	25,760	235,043	277,182	3	277,185	-	277,185	209,697	67,488	277,185
NVMLG1	2,438,113	25,036,686	21,796,733	151	21,796,884	-	21,796,884	21,368,060	428,824	21,796,884
NVMLG2	26,732	269,750	232,834	16	232,850	-	232,850	232,850	-	232,850
NVMMG1	7,428,590	80,525,168	102,885,970	1,231	102,887,201	-	102,887,201	101,939,031	948,170	102,887,201
NVMMG2	603,260	6,177,138	7,673,462	-	7,673,462	10	7,673,452	7,673,452	-	7,673,452
NVMMV2	5,729,667	55,328,738	44,634,103	-	44,634,103	1,225	44,632,878	44,496,128	136,750	44,632,878
NVNMO1	4,501,002	46,226,465	55,092,263	1,179	55,093,442	-	55,093,442	54,943,226	150,216	55,093,442
NVNMO2	27,846	300,099	334,992	-	334,992	20	334,972	334,972	-	334,972
NVNSR1	179,628	2,391,698	2,529,156	-	2,529,156	69	2,529,087	2,475,130	53,957	2,529,087
NVOLG1	21,582,156	380,984,136	406,607,810	-	406,607,810	4,367	406,603,443	400,745,148	5,858,295	406,603,443
NVOLG2	316,978	5,412,557	5,902,135	24	5,902,159	-	5,902,159	5,873,576	28,583	5,902,159
NVRE1	6,657,821	45,613,423	48,335,781	-	48,335,781	398	48,335,383	47,911,467	423,916	48,335,383
NVSIX2	381,671	3,133,355	3,480,842	39	3,480,881	-	3,480,881	3,480,881	-	3,480,881
NVSTB2	554,386	5,735,927	5,760,069	-	5,760,069	27	5,760,042	5,649,102	110,940	5,760,042
NVTIV3	146,736	1,642,827	1,578,877	10	1,578,887	-	1,578,887	1,543,459	35,428	1,578,887
SAM	137,068,812	137,068,811	137,068,812	-	137,068,812	2,047	137,066,765	135,446,851	1,619,914	137,066,765
SCF	3,903,550	76,036,093	78,031,961	-	78,031,961	685	78,031,276	77,363,089	668,187	78,031,276
SCF2	55,196	977,313	1,008,431	-	1,008,431	22	1,008,409	1,008,409	-	1,008,409
SCGF	1,378,794	22,530,853	27,093,296	-	27,093,296	305	27,092,991	26,969,410	123,581	27,092,991

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
SCGF2	16,946	249,966	292,480	-	292,480	11	292,469	291,940	529	292,469
SCVF	7,138,731	79,949,495	62,606,668	-	62,606,668	106	62,606,562	62,074,065	532,497	62,606,562
SCVF2	54,013	565,740	451,547	1	451,548	-	451,548	450,679	869	451,548
TRF	4,369,534	52,019,932	102,815,142	-	102,815,142	545	102,814,597	101,912,372	902,225	102,814,597
TRF2	15,680	250,427	367,217	52	367,269	-	367,269	367,269	-	367,269
AMCG	7,360	193,826	292,926	46	292,972	-	292,972	275,070	17,902	292,972
AMMCGS	43,886	1,261,042	1,582,522	-	1,582,522	24	1,582,498	1,575,618	6,880	1,582,498
AMSRS	229,842	5,275,929	7,053,841	-	7,053,841	116	7,053,725	7,018,168	35,557	7,053,725
AMTB	899,032	9,481,164	9,601,659	-	9,601,659	51	9,601,608	9,364,663	236,945	9,601,608
PMVAAD	257,949	2,616,101	2,891,613	-	2,891,613	9	2,891,604	2,891,604	-	2,891,604
PMVEBD	86,824	1,085,021	1,166,909	86	1,166,995	-	1,166,995	1,166,995	-	1,166,995
PMVFAD	146,176	1,496,366	1,539,233	57	1,539,290	-	1,539,290	1,496,718	42,572	1,539,290
PMVLAD	2,149,705	22,078,472	22,313,942	253	22,314,195	-	22,314,195	22,237,291	76,904	22,314,195
PMVRRA	44,006	554,602	612,567	347	612,914	-	612,914	612,914	-	612,914
PMVSTA	392,583	4,060,166	4,090,717	48	4,090,765	-	4,090,765	4,090,765	-	4,090,765
PMVTRA	109,351	1,215,317	1,267,374	1,795	1,269,169	-	1,269,169	1,269,169	-	1,269,169
PMVTRD	1,041,549	11,377,612	12,071,558	446	12,072,004	-	12,072,004	12,045,041	26,963	12,072,004
PVEIB	1,260	28,783	32,130	2	32,132	-	32,132	20,822	11,310	32,132
PVIGIB	4,022	38,954	41,141	-	41,141	8	41,133	41,133	-	41,133
PVTIGB	6,661	98,555	109,769	187	109,956	-	109,956	109,956	-	109,956
HVSIT	12,276	145,578	154,312	24	154,336	-	154,336	154,336	-	154,336
ROCMC	27,349	273,813	325,721	-	325,721	285	325,436	325,436	-	325,436
TRHS2	703,265	29,040,452	40,761,243	459	40,761,702	-	40,761,702	40,579,930	181,772	40,761,702
VWEM	851,067	11,193,714	14,374,523	-	14,374,523	247	14,374,276	14,347,464	26,812	14,374,276
VWHA	211,710	6,201,839	4,759,245	207	4,759,452	-	4,759,452	4,739,713	19,739	4,759,452
VWHAS	186,273	2,911,264	4,014,190	-	4,014,190	23	4,014,167	4,013,640	527	4,014,167
VRVDRA	8,225	148,876	145,672	2	145,674	-	145,674	145,674	-	145,674
SVOF	5,042	126,101	149,385	238	149,623	-	149,623	114,855	34,768	149,623
WFVSCG	604,236	6,388,796	8,894,348	-	8,894,348	151	8,894,197	8,755,061	139,136	8,894,197

Total (unaudited)			$4,696,088,691	$160,895	$4,696,249,586	$91,055	$4,696,158,531	$4,632,774,946	$63,383,585	$4,696,158,531

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVDAB	ALVGIB	ALVIVB	ALVPGB	ALVSVB	ACVI	ACVIG
Reinvested dividends	$50,017,303	4,794	7,077	85	-	26,496	6,423	869,329
Mortality and expense risk charges (note 2)	(47,778,956)	(4,396)	(9,902)	(63)	(21,272)	(48,360)	(14,625)	(503,530)

Net investment income (loss)	2,238,347	398	(2,825)	22	(21,272)	(21,864)	(8,202)	365,799

Realized gain (loss) on investments	33,373,703	11,643	11,191	(229)	56,775	(257,280)	53,112	2,781,889
Change in unrealized gain (loss) on investments	355,613,706	(8,857)	(39,116)	(37)	194,157	49,489	233,356	(1,013,925)

Net gain (loss) on investments	388,987,409	2,786	(27,925)	(266)	250,932	(207,791)	286,468	1,767,964

Reinvested capital gains	247,795,654	-	29,033	-	93,312	163,221	19,374	2,291,694

Net increase (decrease) in contract owners’ equity resulting from operations	$639,021,410	3,184	(1,717)	(244)	322,972	(66,434)	297,640	4,425,457

Investment Activity:	ACVIG2	ACVIP2	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	BRVED3
Reinvested dividends	$10,726	265,676	218,374	8,429	-	28,703	2,697	77,990
Mortality and expense risk charges (note 2)	(11,638)	(223,818)	(137,345)	(8,724)	(753)	(14,031)	(443)	(46,899)

Net investment income (loss)	(912)	41,858	81,029	(295)	(753)	14,672	2,254	31,091

Realized gain (loss) on investments	44,586	(428,291)	(126,587)	11,243	408	71,253	(16,217)	(172,461)
Change in unrealized gain (loss) on investments	(11,204)	1,961,788	(389,928)	(19,167)	13,931	(160,031)	3,246	8,558

Net gain (loss) on investments	33,382	1,533,497	(516,515)	(7,924)	14,339	(88,778)	(12,971)	(163,903)

Reinvested capital gains	30,583	-	-	-	3,767	34,996	-	149,100

Net increase (decrease) in contract owners’ equity resulting from operations	$63,053	1,575,355	(435,486)	(8,219)	17,353	(39,110)	(10,717)	16,288

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	BRVHY3	BRVTR3	MLVGA3	DCAP	DCAPS	DSC	DSIF	DSRG
Reinvested dividends	$403,762	86,400	284,620	362,456	3,552	24	4,420,508	396,793
Mortality and expense risk charges (note 2)	(100,770)	(55,425)	(258,821)	(503,859)	(12,734)	(34)	(3,077,153)	(389,260)

Net investment income (loss)	302,992	30,975	25,799	(141,403)	(9,182)	(10)	1,343,355	7,533

Realized gain (loss) on investments	(294,770)	54,062	(180,678)	(512,062)	(19,906)	(20)	22,789,840	1,234,425
Change in unrealized gain (loss) on investments	489,822	(77,093)	2,785,386	6,342,261	95,675	779	2,263,692	5,868,558

Net gain (loss) on investments	195,052	(23,031)	2,604,708	5,830,199	75,769	759	25,053,532	7,102,983

Reinvested capital gains	-	303,214	1,392,204	3,797,186	53,998	-	17,737,828	430,597

Net increase (decrease) in contract owners’ equity resulting from operations	$498,044	311,158	4,022,711	9,485,982	120,585	749	44,134,715	7,541,113

Investment Activity:	DSRGS	DVMCSS	DVSCS	CLVHY2	DWVSVS	ETVFR	FHIBS	FQB
Reinvested dividends	$287	7,388	197,571	28,413	25,747	194,264	56,860	1,289,374
Mortality and expense risk charges (note 2)	(650)	(14,036)	(198,724)	(6,203)	(27,254)	(66,914)	(18,020)	(532,004)

Net investment income (loss)	(363)	(6,648)	(1,153)	22,210	(1,507)	127,350	38,840	757,370

Realized gain (loss) on investments	(29)	(197,582)	(489,467)	(35,861)	(542,248)	(273,451)	(19,715)	44,455
Change in unrealized gain (loss) on investments	6,729	278,357	679,811	14,779	149,059	16,764	10,166	2,134,060

Net gain (loss) on investments	6,700	80,775	190,344	(21,082)	(393,189)	(256,687)	(9,549)	2,178,515

Reinvested capital gains	385	-	1,125,000	-	146,801	-	-	138,101

Net increase (decrease) in contract owners’ equity resulting from operations	$6,722	74,127	1,314,191	1,128	(247,895)	(129,337)	29,291	3,073,986

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FQBS	FVU2S	FB2	FC2	FCS	FEI2	FEIS	FEMS2
Reinvested dividends	$42,862	1,743	161,715	299	21,906	37,893	2,379,907	4,999
Mortality and expense risk charges (note 2)	(30,554)	(1,598)	(115,349)	(11,547)	(163,702)	(42,108)	(1,563,367)	(7,385)

Net investment income (loss)	12,308	145	46,366	(11,248)	(141,796)	(4,215)	816,540	(2,386)

Realized gain (loss) on investments	6,913	(6)	328,386	48,966	668,857	(41,992)	2,228,605	116
Change in unrealized gain (loss) on investments	70,214	(1,046)	1,898,192	353,656	3,215,215	13,961	(3,881,160)	142,974

Net gain (loss) on investments	77,127	(1,052)	2,226,578	402,622	3,884,072	(28,031)	(1,652,555)	143,090

Reinvested capital gains	5,014	-	124,361	2,714	76,268	115,470	6,759,777	77,399

Net increase (decrease) in contract owners’ equity resulting from operations	$94,449	(907)	2,397,305	394,088	3,818,544	83,224	5,923,762	218,103

Investment Activity:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FG2	FGI2
Reinvested dividends	$100,697	154	131,983	1,190	93,052	1,731	1,184	22,201
Mortality and expense risk charges (note 2)	(96,811)	(18)	(124,095)	(2,250)	(86,573)	(3,136)	(53,913)	(12,210)

Net investment income (loss)	3,886	136	7,888	(1,060)	6,479	(1,405)	(52,729)	9,991

Realized gain (loss) on investments	150,082	2,746	103,612	5,124	224,655	12,138	358,419	(72,597)
Change in unrealized gain (loss) on investments	348,560	(1,661)	651,907	3,289	534,730	3,988	586,821	81,608

Net gain (loss) on investments	498,642	1,085	755,519	8,413	759,385	16,126	945,240	9,011

Reinvested capital gains	396,289	849	677,324	6,849	402,007	9,746	275,434	59,609

Net increase (decrease) in contract owners’ equity resulting from operations	$898,817	2,070	1,440,731	14,202	1,167,871	24,467	1,167,945	78,611

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FGOS	FGS	FHIS	FIGBS	FMC2	FMCS	FNRS2	FO2
Reinvested dividends	$118	117,277	1,549,949	728,695	12,152	94,892	100,720	2,098
Mortality and expense risk charges (note 2)	(19,085)	(2,105,030)	(365,760)	(380,675)	(55,589)	(190,868)	(42,438)	(17,293)

Net investment income (loss)	(18,967)	(1,987,753)	1,184,189	348,020	(43,437)	(95,976)	58,282	(15,195)

Realized gain (loss) on investments	163,365	15,212,335	(897,595)	126,197	(47,557)	(368,188)	(1,873,946)	10,095
Change in unrealized gain (loss) on investments	692,716	38,639,369	(196,778)	2,019,670	567,285	3,230,854	(185,658)	118,799

Net gain (loss) on investments	856,081	53,851,704	(1,094,373)	2,145,867	519,728	2,862,666	(2,059,604)	128,894

Reinvested capital gains	97,043	18,120,834	-	12,351	-	-	-	4,353

Net increase (decrease) in contract owners’ equity resulting from operations	$934,157	69,984,785	89,816	2,506,238	476,291	2,766,690	(2,001,322)	118,052

Investment Activity:	FOS	FRESS2	FVSS	FVSS2	FTVDM2	FTVFA2	FTVGI2	FTVIS2
Reinvested dividends	$77,515	12,349	70,310	2,308	124,800	49,512	1,228,432	1,568,548
Mortality and expense risk charges (note 2)	(247,664)	(8,351)	(66,959)	(4,256)	(34,065)	(35,955)	(163,520)	(315,846)

Net investment income (loss)	(170,149)	3,998	3,351	(1,948)	90,735	13,557	1,064,912	1,252,702

Realized gain (loss) on investments	270,630	(148,200)	(628,042)	7,441	25,304	(230,956)	(1,059,178)	(1,126,791)
Change in unrealized gain (loss) on investments	2,825,621	30,629	561,448	(4,998)	146,841	(390,577)	(1,067,001)	(913,375)

Net gain (loss) on investments	3,096,251	(117,571)	(66,594)	2,443	172,145	(621,533)	(2,126,179)	(2,040,166)

Reinvested capital gains	105,520	32,656	347,625	12,432	78,321	882,190	-	22,218

Net increase (decrease) in contract owners’ equity resulting from operations	$3,031,622	(80,917)	284,382	12,927	341,201	274,214	(1,061,267)	(765,246)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FTVRD2	FTVSV2	TIF2	GVGMNS	GVMSAS	RVARS	SBLD	SBLJ
Reinvested dividends	$6,376	88,386	90,871	154	448	10,712	5,646	1,533
Mortality and expense risk charges (note 2)	(7,405)	(65,145)	(29,470)	(1,052)	(192)	(8,419)	(2,023)	(1,322)

Net investment income (loss)	(1,029)	23,241	61,401	(898)	256	2,293	3,623	211

Realized gain (loss) on investments	1,826	(563,745)	(287,032)	2,482	(26)	36,097	1,886	5,541
Change in unrealized gain (loss) on investments	43,131	367,770	74,177	(2,906)	897	(368)	121	20,155

Net gain (loss) on investments	44,957	(195,975)	(212,855)	(424)	871	35,729	2,007	25,696

Reinvested capital gains	27,039	375,928	-	795	-	-	1,972	5,496

Net increase (decrease) in contract owners’ equity resulting from operations	$70,967	203,194	(151,454)	(527)	1,127	38,022	7,602	31,403

Investment Activity:	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	ACC2
Reinvested dividends	$14,014	3,218	23,825	4,809	15,394	847	1,070	49,739
Mortality and expense risk charges (note 2)	(9,201)	(1,942)	(3,350)	(5,044)	(13,937)	(768)	(969)	(42,054)

Net investment income (loss)	4,813	1,276	20,475	(235)	1,457	79	101	7,685

Realized gain (loss) on investments	34,055	(3,198)	(14,695)	(18,646)	(74,383)	(2,636)	1,147	63,436
Change in unrealized gain (loss) on investments	(24,965)	(4,098)	2,876	(29,505)	26,330	18,210	23,276	(250,988)

Net gain (loss) on investments	9,090	(7,296)	(11,819)	(48,151)	(48,053)	15,574	24,423	(187,552)

Reinvested capital gains	54,040	9,551	-	34,813	48,780	-	3,667	61,844

Net increase (decrease) in contract owners’ equity resulting from operations	$67,943	3,531	8,656	(13,573)	2,184	15,653	28,191	(118,023)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	ACEG	ACEG2	AVCE2	AVGI	IVHS	IVKEI1	IVMCC2	IVRE
Reinvested dividends	$40	-	4,813	26	1,210	8,859	641	7,699
Mortality and expense risk charges (note 2)	(665)	(44,045)	(8,536)	(28)	(4,346)	(4,398)	(1,590)	(1,763)

Net investment income (loss)	(625)	(44,045)	(3,723)	(2)	(3,136)	4,461	(949)	5,936

Realized gain (loss) on investments	254	34,020	12,009	(1)	(4,349)	(3,446)	(27,883)	(2,458)
Change in unrealized gain (loss) on investments	15,839	607,240	(58,886)	(212)	49,248	9,479	12,677	(33,158)

Net gain (loss) on investments	16,093	641,260	(46,877)	(213)	44,899	6,033	(15,206)	(35,616)

Reinvested capital gains	4,158	223,442	104,020	451	9,210	16,319	27,733	4,301

Net increase (decrease) in contract owners’ equity resulting from operations	$19,626	820,657	53,420	236	50,973	26,813	11,578	(25,379)

Investment Activity:	OVAG	OVAG2	OVGI	OVGIS	OVGR	OVGS	OVGSS	OVIGS
Reinvested dividends	$23,146	-	1,073,863	13,813	-	625,274	3,496	8,957
Mortality and expense risk charges (note 2)	(657,741)	(11,983)	(806,180)	(20,610)	(41,668)	(1,045,221)	(14,872)	(15,568)

Net investment income (loss)	(634,595)	(11,983)	267,683	(6,797)	(41,668)	(419,947)	(11,376)	(6,611)

Realized gain (loss) on investments	2,231,812	75,058	2,296,913	4,340	124,590	474,726	58,203	41,522
Change in unrealized gain (loss) on investments	14,370,904	479,017	(887,767)	21,484	526,823	18,531,935	108,283	256,468

Net gain (loss) on investments	16,602,716	554,075	1,409,146	25,824	651,413	19,006,661	166,486	297,990

Reinvested capital gains	4,825,134	-	7,072,011	116,982	566,195	3,257,858	28,990	18,820

Net increase (decrease) in contract owners’ equity resulting from operations	$20,793,255	542,092	8,748,840	136,009	1,175,940	21,844,572	184,100	310,199

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	OVSB	OVSBS	OVSC	OVSCS	WRASP	WRBDP	WRBP	WRCEP
Reinvested dividends	$157,581	45,939	36,116	351	1,101,557	869,069	457,667	397,975
Mortality and expense risk charges (note 2)	(32,143)	(16,752)	(65,701)	(1,436)	(619,918)	(385,203)	(356,849)	(803,997)

Net investment income (loss)	125,438	29,187	(29,585)	(1,085)	481,639	483,866	100,818	(406,022)

Realized gain (loss) on investments	(81,218)	(27,988)	(75,648)	(6,993)	(1,799,125)	25,294	(1,653,383)	(870,410)
Change in unrealized gain (loss) on investments	(17,641)	1,895	1,031,742	22,940	6,942,308	2,703,017	3,524,388	10,820,758

Net gain (loss) on investments	(98,859)	(26,093)	956,094	15,947	5,143,183	2,728,311	1,871,005	9,950,348

Reinvested capital gains	-	-	81,805	1,401	919,900	-	1,744,278	4,038,670

Net increase (decrease) in contract owners’ equity resulting from operations	$26,579	3,094	1,008,314	16,263	6,544,722	3,212,177	3,716,101	13,582,996

Investment Activity:	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRI2P	WRIP
Reinvested dividends	$207,299	19,643	92,179	56,925	-	2,857,254	195,836	72,841
Mortality and expense risk charges (note 2)	(87,811)	(11,483)	(24,749)	(27,046)	(1,171,926)	(435,818)	(85,298)	(195,490)

Net investment income (loss)	119,488	8,160	67,430	29,879	(1,171,926)	2,421,436	110,538	(122,649)

Realized gain (loss) on investments	(894,952)	(345,612)	17,738	(314,868)	579,498	(1,875,855)	(475,840)	(4,902,079)
Change in unrealized gain (loss) on investments	872,739	(326,559)	63,960	(136,049)	13,772,766	988,921	753,662	8,128,924

Net gain (loss) on investments	(22,213)	(672,171)	81,698	(450,917)	14,352,264	(886,934)	277,822	3,226,845

Reinvested capital gains	-	-	-	-	14,156,098	-	1,519	-

Net increase (decrease) in contract owners’ equity resulting from operations	$97,275	(664,011)	149,128	(421,038)	27,336,436	1,534,502	389,879	3,104,196

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRLTBP	WRMCG	WRMMP	WRRESP	WRSCP	WRSCV	WRSTP	WRVP
Reinvested dividends	$90,011	-	49,733	76,381	-	-	-	484,686
Mortality and expense risk charges (note 2)	(41,830)	(195,150)	(163,009)	(48,684)	(392,701)	(46,712)	(680,733)	(272,241)

Net investment income (loss)	48,181	(195,150)	(113,276)	27,697	(392,701)	(46,712)	(680,733)	212,445

Realized gain (loss) on investments	16,179	1,142,108	-	(180,758)	(1,004,653)	(417,059)	4,518,365	(770,704)
Change in unrealized gain (loss) on investments	35,181	5,014,116	-	(433,636)	13,175,095	415,650	7,148,341	(584,211)

Net gain (loss) on investments	51,360	6,156,224	-	(614,394)	12,170,442	(1,409)	11,666,706	(1,354,915)

Reinvested capital gains	-	1,212,199	-	349,551	-	227,305	7,523,039	1,012,751

Net increase (decrease) in contract owners’ equity resulting from operations	$99,541	7,173,273	(113,276)	(237,146)	11,777,741	179,184	18,509,012	(129,719)

Investment Activity:	JPMMV1	JABS	JACAS	JAFBS	JAGTS	JAIGS	LZREMS	LOVTRC
Reinvested dividends	$181,825	1,087	169,615	65,181	1,542	410,339	47,936	27,540
Mortality and expense risk charges (note 2)	(137,850)	(922)	(1,144,316)	(28,643)	(571,949)	(382,555)	(19,349)	(11,688)

Net investment income (loss)	43,975	165	(974,701)	36,538	(570,407)	27,784	28,587	15,852

Realized gain (loss) on investments	(249,696)	3,841	3,235,998	70,306	5,791,297	(725,886)	(107,988)	3,314
Change in unrealized gain (loss) on investments	(1,075,982)	4,013	23,273,719	118,411	11,191,216	5,391,463	(74,268)	20,322

Net gain (loss) on investments	(1,325,678)	7,854	26,509,717	188,717	16,982,513	4,665,577	(182,256)	23,636

Reinvested capital gains	758,624	1,112	7,774,820	-	4,591,007	-	-	21,916

Net increase (decrease) in contract owners’ equity resulting from operations	$(523,079)	9,131	33,309,836	225,255	21,003,113	4,693,361	(153,669)	61,404

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	M2IGSS	MMCGSC	MNDSC	MV2RIS	MV3MVS	MVFSC	MVIGSC	MVIVSC
Reinvested dividends	$475	-	-	67	108	346,755	4,895	148,424
Mortality and expense risk charges (note 2)	(2,775)	(11,296)	(35,296)	(179)	(222)	(305,436)	(2,575)	(218,619)

Net investment income (loss)	(2,300)	(11,296)	(35,296)	(112)	(114)	41,319	2,320	(70,195)

Realized gain (loss) on investments	19,077	38,623	(233,962)	630	966	(83,967)	23,459	1,011,018
Change in unrealized gain (loss) on investments	3,262	101,754	996,500	5,498	8,674	(978,612)	33,615	1,905,474

Net gain (loss) on investments	22,339	140,377	762,538	6,128	9,640	(1,062,579)	57,074	2,916,492

Reinvested capital gains	20,867	48,094	315,090	128	446	1,165,320	5,162	388,289

Net increase (decrease) in contract owners’ equity resulting from operations	$40,906	177,175	1,042,332	6,144	9,972	144,060	64,556	3,234,586

Investment Activity:	MSEM	MSGI2	MSVF2	MSVFI	MSVMG	MSVRE	DTRTFB	EIF
Reinvested dividends	$156,220	17,402	15,406	168,056	-	13,180	14,226	308,108
Mortality and expense risk charges (note 2)	(38,435)	(14,286)	(11,849)	(70,282)	(2,113)	(8,263)	(6,234)	(201,071)

Net investment income (loss)	117,785	3,116	3,557	97,774	(2,113)	4,917	7,992	107,037

Realized gain (loss) on investments	(31,842)	(38,860)	7,640	83,456	3,191	20,171	442	495,180
Change in unrealized gain (loss) on investments	42,797	(65,777)	12,362	122,941	96,204	(178,688)	8,101	(1,016,466)

Net gain (loss) on investments	10,955	(104,637)	20,002	206,397	99,395	(158,517)	8,543	(521,286)

Reinvested capital gains	-	19,060	6,181	61,433	13,324	13,085	-	776,478

Net increase (decrease) in contract owners’ equity resulting from operations	$128,740	(82,461)	29,740	365,604	110,606	(140,515)	16,535	362,229

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GBF	GBF2	GEM	GEM2	GIG	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$1,485,680	17,283	222,275	3,267	151,163	821,376	247,635	148,657
Mortality and expense risk charges (note 2)	(835,688)	(21,010)	(129,606)	(3,902)	(140,926)	(662,193)	(132,822)	(262,306)

Net investment income (loss)	649,992	(3,727)	92,669	(635)	10,237	159,183	114,813	(113,649)

Realized gain (loss) on investments	628,127	1,438	42,304	(3,252)	(156,169)	800,215	104,812	488,994
Change in unrealized gain (loss) on investments	2,331,685	45,041	1,075,377	14,085	888,031	464,362	633,921	3,990,455

Net gain (loss) on investments	2,959,812	46,479	1,117,681	10,833	731,862	1,264,577	738,733	4,479,449

Reinvested capital gains	-	-	-	-	-	4,246,911	7,992	1,515,548

Net increase (decrease) in contract owners’ equity resulting from operations	$3,609,804	42,752	1,210,350	10,198	742,099	5,670,671	861,538	5,881,348

Investment Activity:	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVEX2	GVIDA	GVIDC
Reinvested dividends	$373,242	290,671	139,528	42,271	15,049	496,167	63,200	21,450
Mortality and expense risk charges (note 2)	(269,996)	(464,287)	(794,448)	(384,313)	(1,861)	(312,866)	(331,094)	(260,318)

Net investment income (loss)	103,246	(173,616)	(654,920)	(342,042)	13,188	183,301	(267,894)	(238,868)

Realized gain (loss) on investments	(751,811)	1,650,407	3,428,307	83,286	2,613	1,043,282	491,530	(173,782)
Change in unrealized gain (loss) on investments	150,400	12,075,688	(357,675)	1,483,048	34,946	2,964,370	990,522	1,357,858

Net gain (loss) on investments	(601,411)	13,726,095	3,070,632	1,566,334	37,559	4,007,652	1,482,052	1,184,076

Reinvested capital gains	2,304,515	3,806,465	3,971,954	897,918	1,181	612,843	1,862,689	204,240

Net increase (decrease) in contract owners’ equity resulting from operations	$1,806,350	17,358,944	6,387,666	2,122,210	51,928	4,803,796	3,076,847	1,149,448

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVIDM	GVIX8	HIBF	IDPG2	IDPGI2	MCIF	MSBF	NAMAA2
Reinvested dividends	$160,809	94,495	1,259,003	687	60	794,920	896,370	22,693
Mortality and expense risk charges (note 2)	(1,435,424)	(45,309)	(279,934)	(5,978)	(495)	(769,057)	(307,367)	(18,143)

Net investment income (loss)	(1,274,615)	49,186	979,069	(5,291)	(435)	25,863	589,003	4,550

Realized gain (loss) on investments	3,862,892	(39,651)	191,471	920	152	677,740	(186,581)	13,666
Change in unrealized gain (loss) on investments	946,220	123,387	(199,945)	25,403	939	3,335,325	67,908	37,824

Net gain (loss) on investments	4,809,112	83,736	(8,474)	26,323	1,091	4,013,065	(118,673)	51,490

Reinvested capital gains	6,638,606	120,343	-	10,294	543	3,431,895	-	72,706

Net increase (decrease) in contract owners’ equity resulting from operations	$10,173,103	253,265	970,595	31,326	1,199	7,470,823	470,330	128,746

Investment Activity:	NAMGI2	NCPG2	NCPGI2	NVAMV1	NVAMV2	NVAMVX	NVAMVZ	NVCBD1
Reinvested dividends	$2,785	1,241	1,859	1,259,136	14,744	136,900	19,376	241,086
Mortality and expense risk charges (note 2)	(2,538)	(2,170)	(3,432)	(897,963)	(25,234)	(29,571)	(6,623)	(98,183)

Net investment income (loss)	247	(929)	(1,573)	361,173	(10,490)	107,329	12,753	142,903

Realized gain (loss) on investments	(4,103)	3,129	142	(4,544,309)	(172,028)	10,060	7,159	92,745
Change in unrealized gain (loss) on investments	11,855	9,544	11,658	(80,367)	80,549	1,401,194	196,898	173,837

Net gain (loss) on investments	7,752	12,673	11,800	(4,624,676)	(91,479)	1,411,254	204,057	266,582

Reinvested capital gains	14,343	-	-	2,056,211	35,979	-	-	19,271

Net increase (decrease) in contract owners’ equity resulting from operations	$22,342	11,744	10,227	(2,207,292)	(65,990)	1,518,583	216,810	428,756

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVCBD2	NVCCA2	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2
Reinvested dividends	$11,031	41,552	19,957	56,492	25,013	97,142	31,705	65,900
Mortality and expense risk charges (note 2)	(10,435)	(50,568)	(96,087)	(64,843)	(50,165)	(143,188)	(30,218)	(106,113)

Net investment income (loss)	596	(9,016)	(76,130)	(8,351)	(25,152)	(46,046)	1,487	(40,213)

Realized gain (loss) on investments	7,886	(183,951)	(94,375)	(180,964)	(86,329)	(435,856)	7,884	(199,899)
Change in unrealized gain (loss) on investments	15,472	420,259	677,466	638,777	402,660	1,163,151	273,085	1,030,001

Net gain (loss) on investments	23,358	236,308	583,091	457,813	316,331	727,295	280,969	830,102

Reinvested capital gains	1,052	162,579	19,486	112,001	31,546	325,849	-	134,032

Net increase (decrease) in contract owners’ equity resulting from operations	$25,006	389,871	526,447	561,463	322,725	1,007,098	282,456	923,921

Investment Activity:	NVDBL2	NVDCA2	NVFIII	NVIE6	NVLCP2	NVMGA2	NVMIG1	NVMIVX
Reinvested dividends	$10,377	2,911	5,641	228	109,209	4,831	338,689	-
Mortality and expense risk charges (note 2)	(92,748)	(21,792)	(3,773)	(317)	(45,327)	(1,886)	(376,244)	(9,257)

Net investment income (loss)	(82,371)	(18,881)	1,868	(89)	63,882	2,945	(37,555)	(9,257)

Realized gain (loss) on investments	(55,703)	(12,685)	12,831	(461)	50,471	(3,686)	(263,547)	22,062
Change in unrealized gain (loss) on investments	587,791	202,142	2,181	1,933	176,921	21,333	4,212,873	612,893

Net gain (loss) on investments	532,088	189,457	15,012	1,472	227,392	17,647	3,949,326	634,955

Reinvested capital gains	228,900	94,293	873	-	-	-	10,576,388	-

Net increase (decrease) in contract owners’ equity resulting from operations	$678,617	264,869	17,753	1,383	291,274	20,592	14,488,159	625,698

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVMIVZ	NVMLG1	NVMLG2	NVMMG1	NVMMG2	NVMMV2	NVNMO1	NVNMO2
Reinvested dividends	$-	-	-	-	-	833,467	209,219	984
Mortality and expense risk charges (note 2)	(881)	(230,646)	(4,143)	(858,603)	(76,033)	(463,479)	(534,723)	(3,186)

Net investment income (loss)	(881)	(230,646)	(4,143)	(858,603)	(76,033)	369,988	(325,504)	(2,202)

Realized gain (loss) on investments	81	(979,375)	(4,109)	(2,109,757)	(225,098)	(3,784,951)	1,305,368	(13,517)
Change in unrealized gain (loss) on investments	42,140	(3,135,873)	(39,963)	31,123,187	2,327,958	1,745,888	742,439	18,997

Net gain (loss) on investments	42,221	(4,115,248)	(44,072)	29,013,430	2,102,860	(2,039,063)	2,047,807	5,480

Reinvested capital gains	-	9,254,995	98,772	10,788,805	872,905	-	4,118,595	23,561

Net increase (decrease) in contract owners’ equity resulting from operations	$41,340	4,909,101	50,557	38,943,632	2,899,732	(1,669,075)	5,840,898	26,839

Investment Activity:	NVNSR1	NVOLG1	NVOLG2	NVRE1	NVSIX2	NVSTB2	NVTIV3	SAM
Reinvested dividends	$17,878	4,914,195	58,344	724,420	25,123	92,928	21,366	345,197
Mortality and expense risk charges (note 2)	(27,815)	(4,079,672)	(97,930)	(540,041)	(30,090)	(58,644)	(17,713)	(1,644,977)

Net investment income (loss)	(9,937)	834,523	(39,586)	184,379	(4,967)	34,284	3,653	(1,299,780)

Realized gain (loss) on investments	(25,706)	(3,156,994)	(301,914)	(1,223,863)	(441,307)	13,806	(91,525)	-
Change in unrealized gain (loss) on investments	122,467	26,074,560	633,258	(3,337,343)	864,979	44,006	98,047	-

Net gain (loss) on investments	96,761	22,917,566	331,344	(4,561,206)	423,672	57,812	6,522	-

Reinvested capital gains	158,627	37,685,379	548,547	225,254	118,173	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$245,451	61,437,468	840,305	(4,151,573)	536,878	92,096	10,175	(1,299,780)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	SCF	SCF2	SCGF	SCGF2	SCVF	SCVF2	TRF	TRF2
Reinvested dividends	$12,857	178	-	-	39,609	-	1,096,628	3,134
Mortality and expense risk charges (note 2)	(695,533)	(14,995)	(250,771)	(6,089)	(587,624)	(7,733)	(1,027,481)	(6,752)

Net investment income (loss)	(682,676)	(14,817)	(250,771)	(6,089)	(548,015)	(7,733)	69,147	(3,618)

Realized gain (loss) on investments	(486,717)	(58,769)	(1,446,109)	(24,053)	(1,060,763)	(98,205)	7,513,207	18,669
Change in unrealized gain (loss) on investments	11,924,551	209,158	6,519,267	85,294	2,821,488	104,379	(6,232,355)	(9,896)

Net gain (loss) on investments	11,437,834	150,389	5,073,158	61,241	1,760,725	6,174	1,280,852	8,773

Reinvested capital gains	2,714,490	37,529	2,851,419	45,453	275,903	2,057	7,121,855	25,628

Net increase (decrease) in contract owners’ equity resulting from operations	$13,469,648	173,101	7,673,806	100,605	1,488,613	498	8,471,854	30,783

Investment Activity:	AMCG	AMMCGS	AMSRS	AMTB	PMVAAD	PMVEBD	PMVFAD	PMVLAD
Reinvested dividends	$-	-	36,889	231,088	145,898	60,202	79,654	223,213
Mortality and expense risk charges (note 2)	(4,154)	(17,039)	(69,922)	(114,817)	(33,234)	(14,738)	(17,194)	(245,313)

Net investment income (loss)	(4,154)	(17,039)	(33,033)	116,271	112,664	45,464	62,460	(22,100)

Realized gain (loss) on investments	19,305	151,024	506,994	(24,806)	(73,925)	(11,870)	(74,080)	(53,218)
Change in unrealized gain (loss) on investments	57,408	202,336	174,078	101,291	99,722	44,931	141,724	432,186

Net gain (loss) on investments	76,713	353,360	681,072	76,485	25,797	33,061	67,644	378,968

Reinvested capital gains	12,959	72,915	253,391	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$85,518	409,236	901,430	192,756	138,461	78,525	130,104	356,868

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PMVRRA	PMVSTA	PMVTRA	PMVTRD	PVEIB	PVIGIB	PVTIGB	HVSIT
Reinvested dividends	$7,540	47,089	19,469	237,461	458	-	1,258	-
Mortality and expense risk charges (note 2)	(5,919)	(46,371)	(10,170)	(127,837)	(601)	(185)	(792)	(2,027)

Net investment income (loss)	1,621	718	9,299	109,624	(143)	(185)	466	(2,027)

Realized gain (loss) on investments	4,516	(6,333)	3,629	28,433	(1,374)	693	(245)	(41,043)
Change in unrealized gain (loss) on investments	47,375	45,085	41,226	543,471	1,263	2,187	10,491	40,263

Net gain (loss) on investments	51,891	38,752	44,855	571,904	(111)	2,880	10,246	(780)

Reinvested capital gains	-	-	9,114	131,793	1,845	-	-	9,064

Net increase (decrease) in contract owners’ equity resulting from operations	$53,512	39,470	63,268	813,321	1,591	2,695	10,712	6,257

Investment Activity:	ROCMC	TRHS2	VWEM	VWHA	VWHAS	VYDS	VRVDRA	SVOF
Reinvested dividends	$-	-	254,262	35,294	27,637	18,804	1,498	543
Mortality and expense risk charges (note 2)	(3,228)	(395,540)	(135,128)	(40,792)	(37,769)	(26,821)	(1,187)	(2,337)

Net investment income (loss)	(3,228)	(395,540)	119,134	(5,498)	(10,132)	(8,017)	311	(1,794)

Realized gain (loss) on investments	(23,269)	1,124,737	58,286	(622,831)	(1,045,435)	461,450	(28,596)	13,140
Change in unrealized gain (loss) on investments	76,460	5,949,169	1,359,467	1,284,558	1,716,359	(289,038)	5,571	(5,640)

Net gain (loss) on investments	53,191	7,073,906	1,417,753	661,727	670,924	172,412	(23,025)	7,500

Reinvested capital gains	4,163	2,271,680	381,897	-	-	145,593	2,435	9,387

Net increase (decrease) in contract owners’ equity resulting from operations	$54,126	8,950,046	1,918,784	656,229	660,792	309,988	(20,279)	15,093

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WFVSCG	DVIV	IVKMG2	GVDIVI	GVDIV2	NVMLV1	NVMLV2	NVLM2
Reinvested dividends	$-	41	-	326,602	21,951	72,145	16,054	3,280
Mortality and expense risk charges (note 2)	(75,482)	(3)	(5,048)	(33,269)	(3,105)	(38,520)	(12,795)	(5,683)

Net investment income (loss)	(75,482)	38	(5,048)	293,333	18,846	33,625	3,259	(2,403)

Realized gain (loss) on investments	(215,156)	(134)	(508,791)	(2,093,019)	(127,518)	(3,922,036)	(1,000,382)	(31,000)
Change in unrealized gain (loss) on investments	3,064,839	(164)	59,817	1,136,335	65,367	1,283,421	333,477	2,273

Net gain (loss) on investments	2,849,683	(298)	(448,974)	(956,684)	(62,151)	(2,638,615)	(666,905)	(28,727)

Reinvested capital gains	393,646	-	343,550	-	-	1,924,854	484,869	43,786

Net increase (decrease) in contract owners’ equity resulting from operations	$3,167,847	(260)	(110,472)	(663,351)	(43,305)	(680,136)	(178,777)	12,656

Investment Activity:	NVLCA2
Reinvested dividends	$3,372
Mortality and expense risk charges (note 2)	(12,344)

Net investment income (loss)	(8,972)

Realized gain (loss) on investments	(82,055)
Change in unrealized gain (loss) on investments	999

Net gain (loss) on investments	(81,056)

Reinvested capital gains	17,772

Net increase (decrease) in contract owners’ equity resulting from operations	$(72,256)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVDAB		ALVGIB		ALVIVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,238,347	22,959,771	398	2,916	(2,825)	(5,242)	22	(47)
Realized gain (loss) on investments	33,373,703	94,454,822	11,643	11,585	11,191	32,163	(229)	(88)
Change in unrealized gain (loss) on investments	355,613,706	394,607,882	(8,857)	47,218	(39,116)	28,226	(37)	2,088
Reinvested capital gains	247,795,654	425,059,936	-	550	29,033	64,422	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	639,021,410	937,082,411	3,184	62,269	(1,717)	119,569	(244)	1,953

Equity transactions:
Purchase payments received from contract owners (note 4)	75,062,618	78,527,672	24,152	35,000	-	97	-	-
Transfers between funds	(2,918,260)	(1,263,143)	(93,304)	-	(20,221)	(58,910)	-	124
Redemptions (notes 2, 3, and 4)	(516,882,734)	(617,921,841)	(41,962)	(120,815)	(25,406)	(28,619)	(2,132)	(3,392)
Adjustments to maintain reserves	(1,120,422)	980,908	(3)	(9)	8	24	(9)	(1)

Net equity transactions	(445,858,798)	(539,676,404)	(111,117)	(85,824)	(45,619)	(87,408)	(2,141)	(3,269)

Net change in contract owners’ equity	193,162,612	397,406,007	(107,933)	(23,555)	(47,336)	32,161	(2,385)	(1,316)
Contract owners’ equity at beginning of period	4,502,995,919	4,105,589,914	449,541	473,096	627,385	595,224	8,742	10,058

Contract owners’ equity at end of period	$4,696,158,531	4,502,995,921	341,608	449,541	580,049	627,385	6,357	8,742

CHANGE IN UNITS:
Beginning units	174,615,218	196,238,697	33,133	39,659	24,931	28,647	986	1,311
Units purchased	43,663,126	26,836,797	2,472	2,752	312	133	-	3,323
Units redeemed	(57,348,904)	(48,460,276)	(11,337)	(9,278)	(2,255)	(3,849)	(277)	(3,648)

Ending units	160,929,440	174,615,218	24,268	33,133	22,988	24,931	709	986

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALVPGB		ALVSVB		ACVI		ACVIG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(21,272)	(18,424)	(21,864)	(47,970)	(8,202)	(2,762)	365,799	459,296
Realized gain (loss) on investments	56,775	7,348	(257,280)	(67,702)	53,112	80,167	2,781,889	4,246,610
Change in unrealized gain (loss) on investments	194,157	149,832	49,489	371,973	233,356	168,425	(1,013,925)	959,135
Reinvested capital gains	93,312	129,132	163,221	495,460	19,374	75,467	2,291,694	4,217,979

Net increase (decrease) in contract owners’ equity resulting from operations	322,972	267,888	(66,434)	751,761	297,640	321,297	4,425,457	9,883,020

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	177,188	75,026	21,819	23,430	344,316	608,023
Transfers between funds	(72,953)	25,397	(402,246)	(151,534)	(30,055)	(9,032)	(1,435,089)	(1,467,695)
Redemptions (notes 2, 3, and 4)	(64,240)	(20,885)	(387,785)	(382,837)	(156,196)	(206,731)	(4,296,359)	(6,233,389)
Adjustments to maintain reserves	(2)	(35)	1,091	(1,394)	42	6,508	(632)	461

Net equity transactions	(137,195)	4,477	(611,752)	(460,739)	(164,390)	(185,825)	(5,387,764)	(7,092,600)

Net change in contract owners’ equity	185,777	272,365	(678,186)	291,022	133,250	135,472	(962,307)	2,790,420
Contract owners’ equity at beginning of period	1,116,243	843,878	4,535,171	4,244,149	1,385,404	1,249,932	49,318,445	46,528,025

Contract owners’ equity at end of period	$1,302,020	1,116,243	3,856,985	4,535,171	1,518,654	1,385,404	48,356,138	49,318,445

CHANGE IN UNITS:
Beginning units	34,807	34,696	170,467	189,914	56,286	64,695	1,482,927	1,714,917
Units purchased	2,587	1,156	31,132	11,234	1,124	4,159	57,498	38,996
Units redeemed	(6,807)	(1,045)	(58,022)	(30,681)	(7,845)	(12,568)	(225,649)	(270,986)

Ending units	30,587	34,807	143,577	170,467	49,565	56,286	1,314,776	1,482,927

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIG2		ACVIP2		ACVMV1		ACVMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(912)	(263)	41,858	235,036	81,029	146,250	(295)	1,020
Realized gain (loss) on investments	44,586	14,814	(428,291)	(706,709)	(126,587)	(28,552)	11,243	23,359
Change in unrealized gain (loss) on investments	(11,204)	54,830	1,961,788	1,998,503	(389,928)	1,921,345	(19,167)	50,483
Reinvested capital gains	30,583	56,389	-	-	-	1,647,495	-	61,258

Net increase (decrease) in contract owners’ equity resulting from operations	63,053	125,770	1,575,355	1,526,830	(435,486)	3,686,538	(8,219)	136,120

Equity transactions:
Purchase payments received from contract owners (note 4)	999	861	89,005	642,909	131,689	270,970	-	214
Transfers between funds	37,885	(13,232)	1,791,644	(711,546)	(1,694,924)	387,325	(605)	(35,063)
Redemptions (notes 2, 3, and 4)	(127,232)	(17,471)	(2,807,428)	(2,391,900)	(1,380,869)	(2,196,549)	(36,471)	(33,051)
Adjustments to maintain reserves	(164)	183	(163)	85	190	(191)	1,706	(1,912)

Net equity transactions	(88,512)	(29,659)	(926,942)	(2,460,452)	(2,943,914)	(1,538,445)	(35,370)	(69,812)

Net change in contract owners’ equity	(25,459)	96,111	648,413	(933,622)	(3,379,400)	2,148,093	(43,589)	66,308
Contract owners’ equity at beginning of period	695,562	599,451	19,590,057	20,523,679	16,067,580	13,919,487	597,826	531,518

Contract owners’ equity at end of period	$670,103	695,562	20,238,470	19,590,057	12,688,180	16,067,580	554,237	597,826

CHANGE IN UNITS:
Beginning units	28,524	29,835	1,263,986	1,425,997	549,257	607,635	-	-
Units purchased	1,653	121	208,088	98,944	37,786	58,555	-	-
Units redeemed	(4,923)	(1,432)	(257,575)	(260,955)	(153,291)	(116,933)	-	-

Ending units	25,254	28,524	1,214,499	1,263,986	433,752	549,257	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVU1		ACVV		ACVV2		BRVED3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(753)	(580)	14,672	15,365	2,254	-	31,091	27,479
Realized gain (loss) on investments	408	260	71,253	135,362	(16,217)	-	(172,461)	11,129
Change in unrealized gain (loss) on investments	13,931	5,855	(160,031)	107,465	3,246	-	8,558	530,412
Reinvested capital gains	3,767	3,403	34,996	91,035	-	-	149,100	311,080

Net increase (decrease) in contract owners’ equity resulting from operations	17,353	8,938	(39,110)	349,227	(10,717)	-	16,288	880,100

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	37,102	16,252	-	-	18,280	43,707
Transfers between funds	-	-	(30,491)	(71,936)	102,859	-	(200,351)	1,417,417
Redemptions (notes 2, 3, and 4)	78	-	(176,572)	(163,599)	(153)	-	(299,412)	(304,243)
Adjustments to maintain reserves	(56)	65	(33,120)	27,393	4	-	117	(73)

Net equity transactions	22	65	(203,081)	(191,890)	102,710	-	(481,366)	1,156,808

Net change in contract owners’ equity	17,375	9,003	(242,191)	157,337	91,993	-	(465,078)	2,036,908
Contract owners’ equity at beginning of period	36,750	27,747	1,607,624	1,450,287	-	-	4,989,255	2,952,347

Contract owners’ equity at end of period	$54,125	36,750	1,365,433	1,607,624	91,993	-	4,524,177	4,989,255

CHANGE IN UNITS:
Beginning units	1,197	1,197	35,430	40,853	-	-	334,983	250,016
Units purchased	-	-	1,553	1,659	27,701	-	57,199	140,517
Units redeemed	-	-	(6,936)	(7,082)	(20,655)	-	(95,810)	(55,550)

Ending units	1,197	1,197	30,047	35,430	7,046	-	296,372	334,983

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVHY3		BRVTR3		MLVGA3		DCAP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$302,992	115,746	30,975	24,794	25,799	14,157	(141,403)	26,631
Realized gain (loss) on investments	(294,770)	18,471	54,062	(505)	(180,678)	(490,664)	(512,062)	(239,907)
Change in unrealized gain (loss) on investments	489,822	177,578	(77,093)	84,104	2,785,386	3,192,007	6,342,261	8,555,369
Reinvested capital gains	-	-	303,214	7,730	1,392,204	909,176	3,797,186	5,137,299

Net increase (decrease) in contract owners’ equity resulting from operations	498,044	311,795	311,158	116,123	4,022,711	3,624,676	9,485,982	13,479,392

Equity transactions:
Purchase payments received from contract owners (note 4)	10,830	129,268	180,695	4,137	754,912	129,520	266,851	387,274
Transfers between funds	28,654,797	2,477,859	4,009,256	1,127,663	(939,740)	(1,039,196)	(1,933,712)	(1,662,103)
Redemptions (notes 2, 3, and 4)	(185,755)	(403,451)	(455,812)	(209,728)	(2,395,759)	(3,121,157)	(3,957,867)	(7,007,725)
Adjustments to maintain reserves	(345)	(144)	21	(27)	(191)	(182)	3,197	(4,995)

Net equity transactions	28,479,527	2,203,532	3,734,160	922,045	(2,580,778)	(4,031,015)	(5,621,531)	(8,287,549)

Net change in contract owners’ equity	28,977,571	2,515,327	4,045,318	1,038,168	1,441,933	(406,339)	3,864,451	5,191,843
Contract owners’ equity at beginning of period	4,173,806	1,658,479	2,256,802	1,218,634	23,424,461	23,830,800	47,382,278	42,190,435

Contract owners’ equity at end of period	$33,151,377	4,173,806	6,302,120	2,256,802	24,866,394	23,424,461	51,246,729	47,382,278

CHANGE IN UNITS:
Beginning units	351,457	158,292	209,631	122,277	1,254,561	1,485,732	1,252,432	1,502,340
Units purchased	4,742,149	387,625	423,116	124,395	110,692	47,090	22,625	23,362
Units redeemed	(2,449,185)	(194,460)	(85,123)	(37,041)	(249,330)	(278,261)	(168,652)	(273,270)

Ending units	2,644,421	351,457	547,624	209,631	1,115,923	1,254,561	1,106,405	1,252,432

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DCAPS		DSC		DSIF		DSRG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(9,182)	(6,866)	(10)	(76)	1,343,355	1,756,965	7,533	138,433
Realized gain (loss) on investments	(19,906)	(5,706)	(20)	(2,448)	22,789,840	25,559,608	1,234,425	1,407,926
Change in unrealized gain (loss) on investments	95,675	123,213	779	2,353	2,263,692	32,107,843	5,868,558	7,061,602
Reinvested capital gains	53,998	79,982	-	3,155	17,737,828	14,770,335	430,597	1,144,497

Net increase (decrease) in contract owners’ equity resulting from operations	120,585	190,623	749	2,984	44,134,715	74,194,751	7,541,113	9,752,458

Equity transactions:
Purchase payments received from contract owners (note 4)	-	1	-	267	6,166,488	2,840,036	192,383	354,967
Transfers between funds	(2,469)	(87,349)	-	-	(10,059,210)	(9,948,059)	(762,490)	(884,392)
Redemptions (notes 2, 3, and 4)	(90,986)	(65,199)	(28)	(15,317)	(30,589,088)	(29,376,068)	(3,567,197)	(3,843,707)
Adjustments to maintain reserves	93	(50)	-	(6)	17,333	(28,066)	(803)	1,410

Net equity transactions	(93,362)	(152,597)	(28)	(15,056)	(34,464,477)	(36,512,157)	(4,138,107)	(4,371,722)

Net change in contract owners’ equity	27,223	38,026	721	(12,072)	9,670,238	37,682,594	3,403,006	5,380,736
Contract owners’ equity at beginning of period	665,280	627,254	3,995	16,067	301,383,153	263,700,559	36,462,528	31,081,792

Contract owners’ equity at end of period	$692,503	665,280	4,716	3,995	311,053,391	301,383,153	39,865,534	36,462,528

CHANGE IN UNITS:
Beginning units	26,283	33,290	169	836	7,902,392	8,980,364	1,246,109	1,412,248
Units purchased	977	54	-	12	311,651	156,600	26,714	22,068
Units redeemed	(4,437)	(7,061)	(1)	(679)	(1,236,701)	(1,234,572)	(163,104)	(188,207)

Ending units	22,823	26,283	168	169	6,977,342	7,902,392	1,109,719	1,246,109

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSRGS		DVMCSS		DVSCS		CLVHY2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(363)	(196)	(6,648)	(11,393)	(1,153)	(48,152)	22,210	16,732
Realized gain (loss) on investments	(29)	(3,927)	(197,582)	(88,228)	(489,467)	1,138,361	(35,861)	(2,050)
Change in unrealized gain (loss) on investments	6,729	12,292	278,357	247,640	679,811	1,206,195	14,779	37,218
Reinvested capital gains	385	1,327	-	126,035	1,125,000	1,940,085	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,722	9,496	74,127	274,054	1,314,191	4,236,489	1,128	51,900

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,696	2,003	147,025	207,686	1,200	1,128
Transfers between funds	(295)	32	(103,261)	(76,863)	(1,579,147)	(1,628,260)	(145,621)	608,650
Redemptions (notes 2, 3, and 4)	(21)	(12,747)	(94,708)	(301,325)	(1,589,400)	(2,278,557)	(132,206)	(31,065)
Adjustments to maintain reserves	34	(24)	57	(30)	(7,047)	7,143	16	(21)

Net equity transactions	(282)	(12,739)	(195,216)	(376,215)	(3,028,569)	(3,691,988)	(276,611)	578,692

Net change in contract owners’ equity	6,440	(3,243)	(121,089)	(102,161)	(1,714,378)	544,501	(275,483)	630,592
Contract owners’ equity at beginning of period	31,645	34,888	1,518,150	1,620,311	22,127,554	21,583,053	841,014	210,422

Contract owners’ equity at end of period	$38,085	31,645	1,397,061	1,518,150	20,413,176	22,127,554	565,531	841,014

CHANGE IN UNITS:
Beginning units	1,384	2,014	112,707	142,762	588,856	694,720	75,041	21,647
Units purchased	-	2	31,189	17,395	38,430	28,681	34,675	61,016
Units redeemed	(12)	(632)	(46,516)	(47,450)	(131,757)	(134,545)	(61,712)	(7,622)

Ending units	1,372	1,384	97,380	112,707	495,529	588,856	48,004	75,041

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DWVSVS		ETVFR		FHIBS		FQB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,507)	(11,319)	127,350	369,621	38,840	38,756	757,370	910,590
Realized gain (loss) on investments	(542,248)	(71,670)	(273,451)	(30,281)	(19,715)	(9,419)	44,455	51,333
Change in unrealized gain (loss) on investments	149,059	558,874	16,764	397,217	10,166	80,773	2,134,060	2,967,968
Reinvested capital gains	146,801	256,523	-	-	-	-	138,101	1,920

Net increase (decrease) in contract owners’ equity resulting from operations	(247,895)	732,408	(129,337)	736,557	29,291	110,110	3,073,986	3,931,811

Equity transactions:
Purchase payments received from contract owners (note 4)	13,285	14,348	21,024	166,544	79	48	268,318	502,812
Transfers between funds	(361,422)	(254,515)	(2,238,637)	(6,099,934)	54,202	44,996	(48,352)	(1,075,270)
Redemptions (notes 2, 3, and 4)	(143,185)	(135,862)	(509,787)	(1,517,034)	(123,676)	(75,479)	(4,150,620)	(7,022,999)
Adjustments to maintain reserves	91	(66)	220	1,722	(8)	25	(41,412)	41,944

Net equity transactions	(491,231)	(376,095)	(2,727,180)	(7,448,702)	(69,403)	(30,410)	(3,972,066)	(7,553,513)

Net change in contract owners’ equity	(739,126)	356,313	(2,856,517)	(6,712,145)	(40,112)	79,700	(898,080)	(3,621,702)
Contract owners’ equity at beginning of period	3,283,434	2,927,121	7,938,871	14,651,016	1,014,427	934,727	47,441,236	51,062,938

Contract owners’ equity at end of period	$2,544,308	3,283,434	5,082,354	7,938,871	974,315	1,014,427	46,543,156	47,441,236

CHANGE IN UNITS:
Beginning units	186,794	210,527	710,054	1,386,299	42,055	43,526	2,294,371	2,673,765
Units purchased	56,295	17,813	42,101	51,809	3,257	3,606	152,812	107,096
Units redeemed	(93,541)	(41,546)	(301,327)	(728,054)	(6,351)	(5,077)	(339,406)	(486,490)

Ending units	149,548	186,794	450,828	710,054	38,961	42,055	2,107,777	2,294,371

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FQBS		FVU2S		FB2		FC2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12,308	13,946	145	133	46,366	39,741	(11,248)	(585)
Realized gain (loss) on investments	6,913	(7,903)	(6)	(173)	328,386	4,300	48,966	15
Change in unrealized gain (loss) on investments	70,214	114,940	(1,046)	14,280	1,898,192	937,740	353,656	18,928
Reinvested capital gains	5,014	66	-	-	124,361	248,871	2,714	-

Net increase (decrease) in contract owners’ equity resulting from operations	94,449	121,049	(907)	14,240	2,397,305	1,230,652	394,088	18,358

Equity transactions:
Purchase payments received from contract owners (note 4)	733	31,724	634	692	93,150	173,534	41,438	76,175
Transfers between funds	(163,086)	(83,665)	2,417	(2,978)	6,406,330	2,797,548	1,135,874	241,162
Redemptions (notes 2, 3, and 4)	(58,438)	(148,763)	(2,308)	(8,317)	(971,629)	(476,359)	(82,786)	-
Adjustments to maintain reserves	(133)	170	36	(29)	41	(51)	(26)	(5)

Net equity transactions	(220,924)	(200,534)	779	(10,632)	5,527,892	2,494,672	1,094,500	317,332

Net change in contract owners’ equity	(126,475)	(79,485)	(128)	3,608	7,925,197	3,725,324	1,488,588	335,690
Contract owners’ equity at beginning of period	1,703,508	1,782,993	88,843	85,235	7,902,913	4,177,589	335,690	-

Contract owners’ equity at end of period	$1,577,033	1,703,508	88,715	88,843	15,828,110	7,902,913	1,824,278	335,690

CHANGE IN UNITS:
Beginning units	113,471	126,884	8,366	9,438	567,188	368,192	30,424	-
Units purchased	2,912	6,444	604	75	664,383	277,848	143,512	30,424
Units redeemed	(16,675)	(19,857)	(516)	(1,147)	(291,513)	(78,852)	(45,651)	-

Ending units	99,708	113,471	8,454	8,366	940,058	567,188	128,285	30,424

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FCS		FEI2		FEIS		FEMS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(141,796)	(99,949)	(4,215)	(762)	816,540	1,229,595	(2,386)	2,473
Realized gain (loss) on investments	668,857	319,840	(41,992)	50,336	2,228,605	7,584,626	116	19,311
Change in unrealized gain (loss) on investments	3,215,215	1,683,501	13,961	373,585	(3,881,160)	16,933,279	142,974	58,207
Reinvested capital gains	76,268	1,491,599	115,470	186,314	6,759,777	10,268,514	77,399	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,818,544	3,394,991	83,224	609,473	5,923,762	36,016,014	218,103	79,991

Equity transactions:
Purchase payments received from contract owners (note 4)	152,333	140,038	165	19,959	1,480,730	1,246,393	366	23,766
Transfers between funds	(371,197)	(298,492)	24,418	(48,626)	(6,270,695)	(3,364,008)	368,942	351,988
Redemptions (notes 2, 3, and 4)	(1,009,921)	(987,781)	(294,536)	(475,051)	(14,387,667)	(16,340,023)	(19,082)	(76,882)
Adjustments to maintain reserves	(31,460)	28,896	21	(47)	(152,156)	140,774	49	(19)

Net equity transactions	(1,260,245)	(1,117,339)	(269,932)	(503,765)	(19,329,788)	(18,316,864)	350,275	298,853

Net change in contract owners’ equity	2,558,299	2,277,652	(186,708)	105,708	(13,406,026)	17,699,150	568,378	378,844
Contract owners’ equity at beginning of period	13,997,174	11,719,522	2,719,371	2,613,663	163,755,412	146,056,262	575,756	196,912

Contract owners’ equity at end of period	$16,555,473	13,997,174	2,532,663	2,719,371	150,349,386	163,755,412	1,144,134	575,756

CHANGE IN UNITS:
Beginning units	269,187	293,629	118,358	143,277	4,965,109	5,579,760	54,591	23,859
Units purchased	3,286	5,975	3,727	12,968	105,708	99,230	72,199	88,847
Units redeemed	(25,562)	(30,417)	(16,491)	(37,887)	(749,612)	(713,881)	(43,159)	(58,115)

Ending units	246,911	269,187	105,594	118,358	4,321,205	4,965,109	83,631	54,591

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF10S		FF10S2		FF20S		FF20S2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,886	96,607	136	(123)	7,888	97,464	(1,060)	(158)
Realized gain (loss) on investments	150,082	62,498	2,746	844	103,612	137,585	5,124	4,835
Change in unrealized gain (loss) on investments	348,560	563,315	(1,661)	1,651	651,907	1,127,627	3,289	7,641
Reinvested capital gains	396,289	281,968	849	1,392	677,324	661,331	6,849	6,000

Net increase (decrease) in contract owners’ equity resulting from operations	898,817	1,004,388	2,070	3,764	1,440,731	2,024,007	14,202	18,318

Equity transactions:
Purchase payments received from contract owners (note 4)	17,108	8,573	23,079	-	47,861	462,082	-	-
Transfers between funds	(163,693)	2,814,276	-	-	(692,815)	716,622	-	9,822
Redemptions (notes 2, 3, and 4)	(963,053)	(984,093)	(38,808)	(6,759)	(1,145,357)	(2,037,663)	(8,657)	(11,419)
Adjustments to maintain reserves	86	(111)	(24,424)	22,813	84	(129)	2	1

Net equity transactions	(1,109,552)	1,838,645	(40,153)	16,054	(1,790,227)	(859,088)	(8,655)	(1,596)

Net change in contract owners’ equity	(210,735)	2,843,033	(38,083)	19,818	(349,496)	1,164,919	5,547	16,722
Contract owners’ equity at beginning of period	9,147,248	6,304,215	51,515	31,697	12,017,242	10,852,323	120,097	103,375

Contract owners’ equity at end of period	$8,936,513	9,147,248	13,432	51,515	11,667,746	12,017,242	125,644	120,097

CHANGE IN UNITS:
Beginning units	506,509	398,985	-	-	637,059	683,204	-	-
Units purchased	66,604	172,315	-	-	49,809	122,432	-	-
Units redeemed	(127,346)	(64,791)	-	-	(143,501)	(168,577)	-	-

Ending units	445,767	506,509	-	-	543,367	637,059	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF30S		FF30S2		FG2		FGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,479	64,719	(1,405)	9	(52,729)	(41,844)	9,991	16,744
Realized gain (loss) on investments	224,655	186,786	12,138	11,967	358,419	148,720	(72,597)	(13,604)
Change in unrealized gain (loss) on investments	534,730	1,075,039	3,988	20,711	586,821	389,055	81,608	111,411
Reinvested capital gains	402,007	282,077	9,746	7,671	275,434	149,291	59,609	55,012

Net increase (decrease) in contract owners’ equity resulting from operations	1,167,871	1,608,621	24,467	40,358	1,167,945	645,222	78,611	169,563

Equity transactions:
Purchase payments received from contract owners (note 4)	177,433	107,671	-	-	-	12,398	41,070	2,500
Transfers between funds	745,864	375,761	-	-	339,901	40,672	381,691	306,367
Redemptions (notes 2, 3, and 4)	(714,810)	(987,799)	(32,527)	(33,929)	(406,509)	(253,144)	(94,697)	(71,461)
Adjustments to maintain reserves	230	(175)	163	(158)	147	(26)	29	(3)

Net equity transactions	208,717	(504,542)	(32,364)	(34,087)	(66,461)	(200,100)	328,093	237,403

Net change in contract owners’ equity	1,376,588	1,104,079	(7,897)	6,271	1,101,484	445,122	406,704	406,966
Contract owners’ equity at beginning of period	8,294,924	7,190,845	204,680	198,409	2,551,420	2,106,298	889,006	482,040

Contract owners’ equity at end of period	$9,671,512	8,294,924	196,783	204,680	3,652,904	2,551,420	1,295,710	889,006

CHANGE IN UNITS:
Beginning units	409,334	437,213	-	-	86,067	93,748	59,228	41,258
Units purchased	82,447	98,321	-	-	30,042	5,985	64,405	26,725
Units redeemed	(78,951)	(126,200)	-	-	(29,529)	(13,666)	(42,635)	(8,755)

Ending units	412,830	409,334	-	-	86,580	86,067	80,998	59,228

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGOS		FGS		FHIS		FIGBS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(18,967)	(14,890)	(1,987,753)	(1,558,101)	1,184,189	1,655,695	348,020	482,501
Realized gain (loss) on investments	163,365	102,818	15,212,335	10,521,440	(897,595)	(143,945)	126,197	(64,910)
Change in unrealized gain (loss) on investments	692,716	243,473	38,639,369	27,141,946	(196,778)	3,485,036	2,019,670	1,921,078
Reinvested capital gains	97,043	112,957	18,120,834	10,388,882	-	-	12,351	-

Net increase (decrease) in contract owners’ equity resulting from operations	934,157	444,358	69,984,785	46,494,167	89,816	4,996,786	2,506,238	2,338,669

Equity transactions:
Purchase payments received from contract owners (note 4)	14,485	18,087	2,370,307	2,538,434	275,603	430,652	264,512	382,278
Transfers between funds	(139,335)	8,462	(1,664,574)	(4,797,332)	(6,736,563)	4,008,071	2,832,326	5,659,226
Redemptions (notes 2, 3, and 4)	(93,683)	(132,115)	(18,193,517)	(17,376,221)	(3,215,426)	(4,653,521)	(3,234,276)	(4,711,835)
Adjustments to maintain reserves	912	5	(23,260)	9,387	(17,049)	17,619	(24,298)	19,545

Net equity transactions	(217,621)	(105,561)	(17,511,044)	(19,625,732)	(9,693,435)	(197,179)	(161,736)	1,349,214

Net change in contract owners’ equity	716,536	338,797	52,473,741	26,868,435	(9,603,619)	4,799,607	2,344,502	3,687,883
Contract owners’ equity at beginning of period	1,492,653	1,153,856	176,623,514	149,755,079	41,592,404	36,792,797	32,560,564	28,872,681

Contract owners’ equity at end of period	$2,209,189	1,492,653	229,097,255	176,623,514	31,988,785	41,592,404	34,905,066	32,560,564

CHANGE IN UNITS:
Beginning units	39,496	42,468	4,238,904	4,776,521	2,066,203	2,079,838	1,940,016	1,859,392
Units purchased	686	2,544	293,111	152,545	799,679	863,046	410,540	481,039
Units redeemed	(5,099)	(5,516)	(671,894)	(690,162)	(1,298,985)	(876,681)	(423,818)	(400,415)

Ending units	35,083	39,496	3,860,121	4,238,904	1,566,897	2,066,203	1,926,738	1,940,016

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FMC2		FMCS		FNRS2		FO2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(43,437)	(39,513)	(95,976)	(66,736)	58,282	42,894	(15,195)	(3,081)
Realized gain (loss) on investments	(47,557)	(41,228)	(368,188)	(502,855)	(1,873,946)	(285,469)	10,095	2,678
Change in unrealized gain (loss) on investments	567,285	326,737	3,230,854	2,264,827	(185,658)	810,297	118,799	189,181
Reinvested capital gains	-	383,479	-	2,268,031	-	4,280	4,353	37,921

Net increase (decrease) in contract owners’ equity resulting from operations	476,291	629,475	2,766,690	3,963,267	(2,001,322)	572,002	118,052	226,699

Equity transactions:
Purchase payments received from contract owners (note 4)	14,405	18,978	199,048	197,103	117,213	179,607	51	14
Transfers between funds	(7,186)	(48,663)	(1,292,494)	(1,135,520)	(291,908)	(258,301)	(64,919)	(32,678)
Redemptions (notes 2, 3, and 4)	(226,477)	(348,495)	(1,430,371)	(2,406,584)	(503,382)	(710,128)	(52,504)	(93,567)
Adjustments to maintain reserves	(12,895)	12,528	182	(89)	(4,332)	4,290	(15)	37

Net equity transactions	(232,153)	(365,652)	(2,523,635)	(3,345,090)	(682,409)	(784,532)	(117,387)	(126,194)

Net change in contract owners’ equity	244,138	263,823	243,055	618,177	(2,683,731)	(212,530)	665	100,505
Contract owners’ equity at beginning of period	3,381,565	3,117,742	19,791,870	19,173,693	6,243,703	6,456,233	1,059,947	959,442

Contract owners’ equity at end of period	$3,625,703	3,381,565	20,034,925	19,791,870	3,559,972	6,243,703	1,060,612	1,059,947

CHANGE IN UNITS:
Beginning units	64,950	72,782	882,848	1,046,188	715,331	804,187	91,375	103,544
Units purchased	814	2,968	32,054	17,660	383,220	99,849	1,064	1,712
Units redeemed	(4,685)	(10,800)	(148,988)	(181,000)	(484,571)	(188,705)	(11,808)	(13,881)

Ending units	61,079	64,950	765,914	882,848	613,980	715,331	80,631	91,375

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FOS		FRESS2		FVSS		FVSS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(170,149)	118,934	3,998	3,578	3,351	29,225	(1,948)	(1,290)
Realized gain (loss) on investments	270,630	151,770	(148,200)	41,818	(628,042)	26,298	7,441	3,741
Change in unrealized gain (loss) on investments	2,825,621	4,368,804	30,629	44,000	561,448	1,220,465	(4,998)	40,386
Reinvested capital gains	105,520	885,504	32,656	10,019	347,625	628,697	12,432	21,357

Net increase (decrease) in contract owners’ equity resulting from operations	3,031,622	5,525,012	(80,917)	99,415	284,382	1,904,685	12,927	64,194

Equity transactions:
Purchase payments received from contract owners (note 4)	137,889	176,476	656	9,943	169,997	210,755	1,679	8,712
Transfers between funds	(868,714)	(532,908)	(96,455)	538,412	(186,226)	248,162	(5,277)	(136)
Redemptions (notes 2, 3, and 4)	(1,917,584)	(2,731,195)	(65,701)	(210,966)	(854,544)	(954,650)	(26,979)	(11,891)
Adjustments to maintain reserves	(2,461)	2,231	14	(10)	(1,487)	1,381	52	(48)

Net equity transactions	(2,650,870)	(3,085,396)	(161,486)	337,379	(872,260)	(494,352)	(30,525)	(3,363)

Net change in contract owners’ equity	380,752	2,439,616	(242,403)	436,794	(587,878)	1,410,333	(17,598)	60,831
Contract owners’ equity at beginning of period	24,690,150	22,250,534	809,365	372,571	7,375,848	5,965,515	265,399	204,568

Contract owners’ equity at end of period	$25,070,902	24,690,150	566,962	809,365	6,787,970	7,375,848	247,801	265,399

CHANGE IN UNITS:
Beginning units	1,058,629	1,206,042	70,373	39,374	236,859	253,919	10,243	10,402
Units purchased	22,286	38,923	67,586	82,067	30,090	27,030	853	377
Units redeemed	(141,355)	(186,336)	(84,427)	(51,068)	(62,779)	(44,090)	(2,125)	(536)

Ending units	939,560	1,058,629	53,532	70,373	204,170	236,859	8,971	10,243

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVDM2		FTVFA2		FTVGI2		FTVIS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$90,735	(6,346)	13,557	99,620	1,064,912	1,171,990	1,252,702	1,422,880
Realized gain (loss) on investments	25,304	72,606	(230,956)	(170,490)	(1,059,178)	(507,813)	(1,126,791)	165,143
Change in unrealized gain (loss) on investments	146,841	744,731	(390,577)	520,375	(1,067,001)	(471,042)	(913,375)	2,379,543
Reinvested capital gains	78,321	-	882,190	275,652	-	-	22,218	546,626

Net increase (decrease) in contract owners’ equity resulting from operations	341,201	810,991	274,214	725,157	(1,061,267)	193,135	(765,246)	4,514,192

Equity transactions:
Purchase payments received from contract owners (note 4)	8,731	3,780	30,529	54,181	79,894	342,376	180,638	334,879
Transfers between funds	(848,363)	248,998	(556,688)	(113,718)	(2,603,996)	(46,741)	(3,344,696)	1,005,785
Redemptions (notes 2, 3, and 4)	(178,974)	(671,485)	(234,268)	(1,250,448)	(1,337,494)	(2,894,733)	(2,606,754)	(4,296,187)
Adjustments to maintain reserves	(1,401)	1,381	(54)	(78)	(23)	13	(40,526)	39,198

Net equity transactions	(1,020,007)	(417,326)	(760,481)	(1,310,063)	(3,861,619)	(2,599,085)	(5,811,338)	(2,916,325)

Net change in contract owners’ equity	(678,806)	393,665	(486,267)	(584,906)	(4,922,886)	(2,405,950)	(6,576,584)	1,597,867
Contract owners’ equity at beginning of period	3,956,634	3,562,969	3,644,992	4,229,898	18,130,912	20,536,862	33,350,471	31,752,604

Contract owners’ equity at end of period	$3,277,828	3,956,634	3,158,725	3,644,992	13,208,026	18,130,912	26,773,887	33,350,471

CHANGE IN UNITS:
Beginning units	308,446	347,335	231,934	321,386	1,822,612	2,084,883	1,729,478	1,888,724
Units purchased	29,553	52,283	6,359	18,917	56,287	142,075	35,250	144,247
Units redeemed	(119,212)	(91,172)	(56,534)	(108,369)	(463,510)	(404,346)	(372,078)	(303,493)

Ending units	218,787	308,446	181,759	231,934	1,415,389	1,822,612	1,392,650	1,729,478

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVRD2		FTVSV2		TIF2		GVGMNS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,029)	(1,169)	23,241	(6,716)	61,401	23,591	(898)	437
Realized gain (loss) on investments	1,826	35,280	(563,745)	(516,335)	(287,032)	(226,252)	2,482	1,784
Change in unrealized gain (loss) on investments	43,131	16,483	367,770	949,570	74,177	540,503	(2,906)	5,684
Reinvested capital gains	27,039	85,015	375,928	1,154,036	-	37,584	795	5,145

Net increase (decrease) in contract owners’ equity resulting from operations	70,967	135,609	203,194	1,580,555	(151,454)	375,426	(527)	13,050

Equity transactions:
Purchase payments received from contract owners (note 4)	534	72	87,065	95,005	37,679	30,620	-	90
Transfers between funds	(9,292)	(43,299)	(409,451)	(274,408)	(273,473)	(65,039)	-	(14,945)
Redemptions (notes 2, 3, and 4)	(53,525)	(65,067)	(459,535)	(756,078)	(250,893)	(387,926)	(66,359)	(4,757)
Adjustments to maintain reserves	(334)	236	(7,332)	7,253	(1,428)	1,384	21	3

Net equity transactions	(62,617)	(108,058)	(789,253)	(928,228)	(488,115)	(420,961)	(66,338)	(19,609)

Net change in contract owners’ equity	8,350	27,551	(586,059)	652,327	(639,569)	(45,535)	(66,865)	(6,559)
Contract owners’ equity at beginning of period	563,571	536,020	7,492,484	6,840,157	3,551,319	3,596,854	123,563	130,122

Contract owners’ equity at end of period	$571,921	563,571	6,906,425	7,492,484	2,911,750	3,551,319	56,698	123,563

CHANGE IN UNITS:
Beginning units	-	-	326,011	365,050	371,200	418,364	9,237	10,799
Units purchased	-	-	51,659	41,346	16,850	30,314	15	7
Units redeemed	-	-	(89,835)	(80,385)	(78,535)	(77,478)	(5,111)	(1,569)

Ending units	-	-	287,835	326,011	309,515	371,200	4,141	9,237

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVMSAS		RVARS		SBLD		SBLJ
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$256	220	2,293	8,092	3,623	3,367	211	(289)
Realized gain (loss) on investments	(26)	(76)	36,097	2,023	1,886	3,717	5,541	8,045
Change in unrealized gain (loss) on investments	897	1,288	(368)	15,423	121	18,183	20,155	15,024
Reinvested capital gains	-	-	-	-	1,972	11,137	5,496	12,668

Net increase (decrease) in contract owners’ equity resulting from operations	1,127	1,432	38,022	25,538	7,602	36,404	31,403	35,448

Equity transactions:
Purchase payments received from contract owners (note 4)	-	113	76	1,515	2,454	2,908	1,101	2,348
Transfers between funds	9,780	8,638	186,295	(138,577)	(369)	(26,888)	(11,069)	(13,517)
Redemptions (notes 2, 3, and 4)	(2,231)	(12,444)	(173,152)	(40,738)	(34,113)	(5,759)	(38,314)	(13,512)
Adjustments to maintain reserves	11	1	(1)	(41)	(38)	(7)	(35)	(37)

Net equity transactions	7,560	(3,692)	13,218	(177,841)	(32,066)	(29,746)	(48,317)	(24,718)

Net change in contract owners’ equity	8,687	(2,260)	51,240	(152,303)	(24,464)	6,658	(16,914)	10,730
Contract owners’ equity at beginning of period	15,816	18,076	534,748	687,051	202,515	195,857	137,490	126,760

Contract owners’ equity at end of period	$24,503	15,816	585,988	534,748	178,051	202,515	120,576	137,490

CHANGE IN UNITS:
Beginning units	1,561	1,921	52,499	69,982	12,569	14,576	5,884	7,114
Units purchased	951	894	71,022	7,503	256	543	518	1,384
Units redeemed	(225)	(1,254)	(68,947)	(24,986)	(2,336)	(2,550)	(2,453)	(2,614)

Ending units	2,287	1,561	54,574	52,499	10,489	12,569	3,949	5,884

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SBLN		SBLO		SBLP		SBLQ
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,813	4,739	1,276	1,119	20,475	33,098	(235)	(1,638)
Realized gain (loss) on investments	34,055	4,875	(3,198)	919	(14,695)	(28,933)	(18,646)	(13,771)
Change in unrealized gain (loss) on investments	(24,965)	128,037	(4,098)	35,102	2,876	42,756	(29,505)	82,318
Reinvested capital gains	54,040	6,803	9,551	21,941	-	-	34,813	30,419

Net increase (decrease) in contract owners’ equity resulting from operations	67,943	144,454	3,531	59,081	8,656	46,921	(13,573)	97,328

Equity transactions:
Purchase payments received from contract owners (note 4)	9,574	17,144	417	1,471	2,785	8,938	10,658	12,243
Transfers between funds	(318,756)	12,027	14,292	(138,890)	(45,682)	(174,546)	(12,970)	14,760
Redemptions (notes 2, 3, and 4)	(8,169)	(37,623)	(2,498)	(42,983)	(13,509)	(32,678)	(12,742)	(41,432)
Adjustments to maintain reserves	74	9	(8)	(13)	(14)	(45)	50	(122)

Net equity transactions	(317,277)	(8,443)	12,203	(180,415)	(56,420)	(198,331)	(15,004)	(14,551)

Net change in contract owners’ equity	(249,334)	136,011	15,734	(121,334)	(47,764)	(151,410)	(28,577)	82,777
Contract owners’ equity at beginning of period	896,283	760,272	206,876	328,210	331,414	482,824	544,641	461,864

Contract owners’ equity at end of period	$646,949	896,283	222,610	206,876	283,650	331,414	516,064	544,641

CHANGE IN UNITS:
Beginning units	44,943	45,296	9,091	17,613	15,592	25,131	22,530	23,154
Units purchased	1,274	1,468	1,236	498	1,372	634	925	1,536
Units redeemed	(17,028)	(1,821)	(611)	(9,020)	(4,067)	(10,173)	(1,653)	(2,160)

Ending units	29,189	44,943	9,716	9,091	12,897	15,592	21,802	22,530

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SBLV		SBLX		SBLY		ACC2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,457	(3,489)	79	(389)	101	720	7,685	(4,944)
Realized gain (loss) on investments	(74,383)	(9,866)	(2,636)	(886)	1,147	5,404	63,436	232,170
Change in unrealized gain (loss) on investments	26,330	195,732	18,210	11,353	23,276	9,170	(250,988)	(8,836)
Reinvested capital gains	48,780	161,776	-	9,277	3,667	6,861	61,844	349,102

Net increase (decrease) in contract owners’ equity resulting from operations	2,184	344,153	15,653	19,355	28,191	22,155	(118,023)	567,492

Equity transactions:
Purchase payments received from contract owners (note 4)	30,483	36,032	707	2,258	3,853	3,631	3,245	1,677
Transfers between funds	(159,441)	(138,795)	(7,467)	(24,791)	10,555	(39,771)	(14,362)	2,558
Redemptions (notes 2, 3, and 4)	(83,564)	(137,211)	(2,157)	(5,347)	(5,211)	(175)	(157,734)	(334,890)
Adjustments to maintain reserves	45	107	(42)	(7)	3	-	59	(129)

Net equity transactions	(212,477)	(239,867)	(8,959)	(27,887)	9,200	(36,315)	(168,792)	(330,784)

Net change in contract owners’ equity	(210,293)	104,286	6,694	(8,532)	37,391	(14,160)	(286,815)	236,708
Contract owners’ equity at beginning of period	1,539,664	1,435,378	80,405	88,937	68,631	82,791	2,858,563	2,621,855

Contract owners’ equity at end of period	$1,329,371	1,539,664	87,099	80,405	106,022	68,631	2,571,748	2,858,563

CHANGE IN UNITS:
Beginning units	62,262	72,735	3,538	4,858	2,667	4,235	114,984	128,798
Units purchased	3,036	2,909	163	252	540	369	4,218	2,768
Units redeemed	(13,171)	(13,382)	(759)	(1,572)	(185)	(1,937)	(12,543)	(16,582)

Ending units	52,127	62,262	2,942	3,538	3,022	2,667	106,659	114,984

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACEG		ACEG2		AVCE2		AVGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(625)	(605)	(44,045)	(38,743)	(3,723)	(7,461)	(2)	(18)
Realized gain (loss) on investments	254	7,143	34,020	18,882	12,009	14,438	(1)	(38)
Change in unrealized gain (loss) on investments	15,839	1,807	607,240	368,999	(58,886)	39,263	(212)	474
Reinvested capital gains	4,158	6,221	223,442	361,690	104,020	47,459	451	207

Net increase (decrease) in contract owners’ equity resulting from operations	19,626	14,566	820,657	710,828	53,420	93,699	236	625

Equity transactions:
Purchase payments received from contract owners (note 4)	139	7,694	3,805	85,885	-	-	-	-
Transfers between funds	-	(359)	(129,696)	14,165	(60,893)	(99)	-	-
Redemptions (notes 2, 3, and 4)	(475)	(19,701)	(296,879)	(320,275)	(2,791)	(45,507)	1	(1,563)
Adjustments to maintain reserves	11	11	86	(123)	33	(41)	(3)	(7)

Net equity transactions	(325)	(12,355)	(422,684)	(220,348)	(63,651)	(45,647)	(2)	(1,570)

Net change in contract owners’ equity	19,301	2,211	397,973	490,480	(10,231)	48,052	234	(945)
Contract owners’ equity at beginning of period	48,344	46,133	2,786,714	2,296,234	419,301	371,249	1,935	2,880

Contract owners’ equity at end of period	$67,645	48,344	3,184,687	2,786,714	409,070	419,301	2,169	1,935

CHANGE IN UNITS:
Beginning units	1,988	2,561	109,377	120,845	22,499	25,065	79	144
Units purchased	5	356	36,422	30,265	1,663	-	-	-
Units redeemed	(15)	(929)	(57,036)	(41,733)	(4,381)	(2,566)	-	(65)

Ending units	1,978	1,988	88,763	109,377	19,781	22,499	79	79

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVHS		IVKEI1		IVMCC2		IVRE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,136)	(3,977)	4,461	5,321	(949)	(1,365)	5,936	6,784
Realized gain (loss) on investments	(4,349)	(26,269)	(3,446)	1,655	(27,883)	(1,406)	(2,458)	4,987
Change in unrealized gain (loss) on investments	49,248	118,179	9,479	32,542	12,677	21,222	(33,158)	27,036
Reinvested capital gains	9,210	8,748	16,319	28,664	27,733	15,633	4,301	232

Net increase (decrease) in contract owners’ equity resulting from operations	50,973	96,681	26,813	68,182	11,578	34,084	(25,379)	39,039

Equity transactions:
Purchase payments received from contract owners (note 4)	9,014	10,658	-	7,463	-	113	4,574	5,406
Transfers between funds	23,109	28,961	(29,431)	(16)	13,970	(45,913)	(10,195)	(16,912)
Redemptions (notes 2, 3, and 4)	(17,569)	(36,825)	(10,692)	(24,724)	(12,229)	(2,722)	(2,555)	(23,339)
Adjustments to maintain reserves	54	(68)	(5)	(15)	(5)	(5)	23	4

Net equity transactions	14,608	2,726	(40,128)	(17,292)	1,736	(48,527)	(8,153)	(34,841)

Net change in contract owners’ equity	65,581	99,407	(13,315)	50,890	13,314	(14,443)	(33,532)	4,198
Contract owners’ equity at beginning of period	398,369	298,962	418,351	367,461	147,492	161,935	193,161	188,963

Contract owners’ equity at end of period	$463,950	398,369	405,036	418,351	160,806	147,492	159,629	193,161

CHANGE IN UNITS:
Beginning units	13,508	13,264	24,204	25,275	8,723	11,848	11,638	13,854
Units purchased	1,784	3,270	-	468	5,640	75	990	503
Units redeemed	(1,388)	(3,026)	(2,715)	(1,539)	(5,513)	(3,200)	(1,536)	(2,719)

Ending units	13,904	13,508	21,489	24,204	8,850	8,723	11,092	11,638

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVAG		OVAG2		OVGI		OVGIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(634,595)	(600,896)	(11,983)	-	267,683	(25,990)	(6,797)	(13,171)
Realized gain (loss) on investments	2,231,812	2,548,028	75,058	-	2,296,913	4,000,836	4,340	(11,098)
Change in unrealized gain (loss) on investments	14,370,904	7,879,175	479,017	-	(887,767)	4,014,724	21,484	145,930
Reinvested capital gains	4,825,134	6,970,907	-	-	7,072,011	12,580,098	116,982	231,017

Net increase (decrease) in contract owners’ equity resulting from operations	20,793,255	16,797,214	542,092	-	8,748,840	20,569,668	136,009	352,678

Equity transactions:
Purchase payments received from contract owners (note 4)	726,854	550,628	(537)	-	496,576	512,670	-	31,377
Transfers between funds	(1,166,358)	(205,974)	1,245,317	-	(3,459,348)	(2,866,085)	(195)	(15,868)
Redemptions (notes 2, 3, and 4)	(4,990,270)	(5,697,076)	(17,986)	-	(6,631,160)	(9,259,977)	(229,802)	(379,803)
Adjustments to maintain reserves	(444)	(887)	(39,848)	-	(64,588)	64,465	15	(64)

Net equity transactions	(5,430,218)	(5,353,309)	1,186,946	-	(9,658,520)	(11,548,927)	(229,982)	(364,358)

Net change in contract owners’ equity	15,363,037	11,443,905	1,729,038	-	(909,680)	9,020,741	(93,973)	(11,680)
Contract owners’ equity at beginning of period	57,371,954	45,928,049	-	-	80,246,031	71,225,290	1,298,910	1,310,590

Contract owners’ equity at end of period	$72,734,991	57,371,954	1,729,038	-	79,336,351	80,246,031	1,204,937	1,298,910

CHANGE IN UNITS:
Beginning units	1,535,748	1,695,111	-	-	2,407,684	2,794,427	50,425	65,818
Units purchased	93,169	89,895	159,516	-	21,796	39,372	2,029	3,701
Units redeemed	(231,644)	(249,258)	(47,535)	-	(318,329)	(426,115)	(10,377)	(19,094)

Ending units	1,397,273	1,535,748	111,981	-	2,111,151	2,407,684	42,077	50,425

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGR		OVGS		OVGSS		OVIGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(41,668)	(35,708)	(419,947)	(230,158)	(11,376)	(9,431)	(6,611)	(4,819)
Realized gain (loss) on investments	124,590	237,991	474,726	(47,817)	58,203	26,420	41,522	3,701
Change in unrealized gain (loss) on investments	526,823	472,154	18,531,935	11,136,240	108,283	61,620	256,468	279,965
Reinvested capital gains	566,195	324,823	3,257,858	13,433,624	28,990	108,020	18,820	75,140

Net increase (decrease) in contract owners’ equity resulting from operations	1,175,940	999,260	21,844,572	24,291,889	184,100	186,629	310,199	353,987

Equity transactions:
Purchase payments received from contract owners (note 4)	42,754	39,425	757,066	1,119,360	8	15	1,017	37,120
Transfers between funds	(144,594)	(186,173)	(7,188,856)	(1,708,642)	-	(5,665)	(253,752)	269,336
Redemptions (notes 2, 3, and 4)	(163,630)	(441,476)	(7,768,983)	(9,334,018)	(75,604)	(21,785)	(168,036)	(121,329)
Adjustments to maintain reserves	(7,217)	5,600	(96,695)	96,045	(32)	(85)	52	(60)

Net equity transactions	(272,687)	(582,624)	(14,297,468)	(9,827,255)	(75,628)	(27,520)	(420,719)	185,067

Net change in contract owners’ equity	903,253	416,636	7,547,104	14,464,634	108,472	159,109	(110,520)	539,054
Contract owners’ equity at beginning of period	3,520,729	3,104,093	98,283,885	83,819,251	814,738	655,629	1,799,969	1,260,915

Contract owners’ equity at end of period	$4,423,982	3,520,729	105,830,989	98,283,885	923,210	814,738	1,689,449	1,799,969

CHANGE IN UNITS:
Beginning units	86,084	102,493	3,327,486	3,705,894	27,113	28,001	160,495	142,335
Units purchased	1,663	3,002	61,962	92,447	-	-	42,502	38,414
Units redeemed	(7,594)	(19,411)	(554,783)	(470,855)	(2,337)	(888)	(77,148)	(20,254)

Ending units	80,153	86,084	2,834,665	3,327,486	24,776	27,113	125,849	160,495

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSB		OVSBS		OVSC		OVSCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$125,438	87,915	29,187	16,398	(29,585)	(62,983)	(1,085)	(1,454)
Realized gain (loss) on investments	(81,218)	(79,696)	(27,988)	(9,594)	(75,648)	(266,297)	(6,993)	9,640
Change in unrealized gain (loss) on investments	(17,641)	307,456	1,895	76,406	1,031,742	1,253,429	22,940	6,514
Reinvested capital gains	-	-	-	-	81,805	625,526	1,401	10,356

Net increase (decrease) in contract owners’ equity resulting from operations	26,579	315,675	3,094	83,210	1,008,314	1,549,675	16,263	25,056

Equity transactions:
Purchase payments received from contract owners (note 4)	6,153	18,254	2,894	41	28,829	89,558	1,192	-
Transfers between funds	(145,305)	(182,203)	(873)	62,833	(315,887)	(857,958)	(2,204)	(13,634)
Redemptions (notes 2, 3, and 4)	(242,695)	(443,160)	(132,401)	(118,259)	(474,338)	(894,749)	(9,620)	(10,459)
Adjustments to maintain reserves	52	(86)	(2,191)	2,185	(9)	(109)	(583)	(25)

Net equity transactions	(381,795)	(607,195)	(132,571)	(53,200)	(761,405)	(1,663,258)	(11,215)	(24,118)

Net change in contract owners’ equity	(355,216)	(291,520)	(129,477)	30,010	246,909	(113,583)	5,048	938
Contract owners’ equity at beginning of period	3,259,184	3,550,704	1,005,546	975,536	6,846,193	6,959,776	112,816	111,878

Contract owners’ equity at end of period	$2,903,968	3,259,184	876,069	1,005,546	7,093,102	6,846,193	117,864	112,816

CHANGE IN UNITS:
Beginning units	288,731	344,577	55,703	58,170	289,998	368,444	-	-
Units purchased	37,428	22,551	1,118	5,289	40,850	19,284	-	-
Units redeemed	(74,435)	(78,397)	(8,922)	(7,756)	(78,281)	(97,730)	-	-

Ending units	251,724	288,731	47,899	55,703	252,567	289,998	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRASP		WRBDP		WRBP		WRCEP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$481,639	555,645	483,866	605,846	100,818	234,911	(406,022)	(402,079)
Realized gain (loss) on investments	(1,799,125)	(419,925)	25,294	(248,675)	(1,653,383)	(1,562,500)	(870,410)	(671,642)
Change in unrealized gain (loss) on investments	6,942,308	8,958,862	2,703,017	3,439,224	3,524,388	5,203,882	10,820,758	13,051,806
Reinvested capital gains	919,900	2,373,167	-	-	1,744,278	2,856,342	4,038,670	7,798,625

Net increase (decrease) in contract owners’ equity resulting from operations	6,544,722	11,467,749	3,212,177	3,796,395	3,716,101	6,732,635	13,582,996	19,776,710

Equity transactions:
Purchase payments received from contract owners (note 4)	410,769	928,805	154,490	395,713	190,807	829,819	393,830	970,944
Transfers between funds	(1,974,533)	(3,058,731)	608,871	762,203	(1,069,569)	(773,063)	(2,781,538)	(2,510,399)
Redemptions (notes 2, 3, and 4)	(6,216,736)	(9,518,294)	(5,357,918)	(5,341,211)	(4,150,665)	(6,215,835)	(9,467,605)	(11,453,020)
Adjustments to maintain reserves	(4,589)	4,692	(157)	115	(1,277)	1,416	(517)	697

Net equity transactions	(7,785,089)	(11,643,528)	(4,594,714)	(4,183,180)	(5,030,704)	(6,157,663)	(11,855,830)	(12,991,778)

Net change in contract owners’ equity	(1,240,367)	(175,779)	(1,382,537)	(386,785)	(1,314,603)	574,972	1,727,166	6,784,932
Contract owners’ equity at beginning of period	60,854,872	61,030,651	36,122,351	36,509,136	35,600,049	35,025,077	78,334,298	71,549,366

Contract owners’ equity at end of period	$59,614,505	60,854,872	34,739,814	36,122,351	34,285,446	35,600,049	80,061,464	78,334,298

CHANGE IN UNITS:
Beginning units	1,781,240	2,151,884	1,949,692	2,185,621	1,342,507	1,598,557	2,816,402	3,336,413
Units purchased	35,332	44,241	145,320	162,339	39,880	88,805	38,147	75,697
Units redeemed	(267,582)	(414,885)	(385,518)	(398,268)	(236,581)	(344,855)	(459,685)	(595,708)

Ending units	1,548,990	1,781,240	1,709,494	1,949,692	1,145,806	1,342,507	2,394,864	2,816,402

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRDIV		WRENG		WRGBP		WRGNR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$119,488	165,066	8,160	(20,344)	67,430	67,615	29,879	(5,283)
Realized gain (loss) on investments	(894,952)	(799,170)	(345,612)	(212,681)	17,738	(8,323)	(314,868)	(485,147)
Change in unrealized gain (loss) on investments	872,739	16,694	(326,559)	279,877	63,960	160,525	(136,049)	778,505
Reinvested capital gains	-	2,483,811	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	97,275	1,866,401	(664,011)	46,852	149,128	219,817	(421,038)	288,075

Equity transactions:
Purchase payments received from contract owners (note 4)	33,634	51,775	2,665	25,959	50	2,932	27,455	55,875
Transfers between funds	281,575	(644,089)	63,390	200,178	367,636	(54,227)	22,092	56,987
Redemptions (notes 2, 3, and 4)	(1,264,340)	(1,638,464)	(96,569)	(269,399)	(272,764)	(789,724)	(432,430)	(649,542)
Adjustments to maintain reserves	41	(95)	48	(77)	27	(38)	45	(68)

Net equity transactions	(949,090)	(2,230,873)	(30,466)	(43,339)	94,949	(841,057)	(382,838)	(536,748)

Net change in contract owners’ equity	(851,815)	(364,472)	(694,477)	3,513	244,077	(621,240)	(803,876)	(248,673)
Contract owners’ equity at beginning of period	9,207,943	9,572,415	1,771,405	1,767,892	2,479,162	3,100,402	3,234,812	3,483,485

Contract owners’ equity at end of period	$8,356,128	9,207,943	1,076,928	1,771,405	2,723,239	2,479,162	2,430,936	3,234,812

CHANGE IN UNITS:
Beginning units	367,374	465,003	241,242	246,388	212,631	287,660	350,391	408,317
Units purchased	30,741	9,348	60,642	47,858	50,379	28,674	41,426	34,984
Units redeemed	(71,181)	(106,977)	(67,314)	(53,004)	(45,102)	(103,703)	(89,171)	(92,910)

Ending units	326,934	367,374	234,570	241,242	217,908	212,631	302,646	350,391

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRGP		WRHIP		WRI2P		WRIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,171,926)	(1,121,073)	2,421,436	2,569,928	110,538	44,417	(122,649)	(88,477)
Realized gain (loss) on investments	579,498	885,665	(1,875,855)	(1,765,085)	(475,840)	(342,979)	(4,902,079)	(2,498,545)
Change in unrealized gain (loss) on investments	13,772,766	4,853,278	988,921	3,794,898	753,662	1,000,408	8,128,924	(5,870,594)
Reinvested capital gains	14,156,098	25,196,263	-	-	1,519	744,763	-	12,576,085

Net increase (decrease) in contract owners’ equity resulting from operations	27,336,436	29,814,133	1,534,502	4,599,741	389,879	1,446,609	3,104,196	4,118,469

Equity transactions:
Purchase payments received from contract owners (note 4)	32,950	1,131,682	185,740	1,018,656	46,402	62,235	222,458	118,821
Transfers between funds	(3,899,884)	(2,230,048)	(1,380,959)	(1,514,555)	(484,136)	526,400	(803,261)	(94,421)
Redemptions (notes 2, 3, and 4)	(11,614,787)	(14,327,716)	(5,742,879)	(8,375,251)	(931,163)	(1,191,434)	(2,133,214)	(2,957,026)
Adjustments to maintain reserves	(137)	342	(1,291)	1,360	(2,498)	2,587	60	(54)

Net equity transactions	(15,481,858)	(15,425,740)	(6,939,389)	(8,869,790)	(1,371,395)	(600,212)	(2,713,957)	(2,932,680)

Net change in contract owners’ equity	11,854,578	14,388,393	(5,404,887)	(4,270,049)	(981,516)	846,397	390,239	1,185,789
Contract owners’ equity at beginning of period	104,250,668	89,862,275	45,032,573	49,302,622	9,207,310	8,360,913	19,027,288	17,841,499

Contract owners’ equity at end of period	$116,105,246	104,250,668	39,627,686	45,032,573	8,225,794	9,207,310	19,417,527	19,027,288

CHANGE IN UNITS:
Beginning units	3,212,033	3,740,610	1,424,091	1,718,545	425,818	454,798	915,747	1,068,749
Units purchased	42,302	100,364	71,164	97,768	35,594	57,640	35,536	32,172
Units redeemed	(484,402)	(628,941)	(299,570)	(392,222)	(103,196)	(86,620)	(167,795)	(185,174)

Ending units	2,769,933	3,212,033	1,195,685	1,424,091	358,216	425,818	783,488	915,747

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRLTBP		WRMCG		WRMMP		WRRESP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$48,181	17,464	(195,150)	(191,038)	(113,276)	99,911	27,697	26,518
Realized gain (loss) on investments	16,179	(4,834)	1,142,108	647,689	-	-	(180,758)	(411,204)
Change in unrealized gain (loss) on investments	35,181	86,606	5,014,116	1,786,125	-	-	(433,636)	1,530,591
Reinvested capital gains	-	-	1,212,199	2,981,473	-	1,802	349,551	24,762

Net increase (decrease) in contract owners’ equity resulting from operations	99,541	99,236	7,173,273	5,224,249	(113,276)	101,713	(237,146)	1,170,667

Equity transactions:
Purchase payments received from contract owners (note 4)	31,134	4,812	128,783	71,659	4,384,842	4,690,655	12,915	26,048
Transfers between funds	1,432,433	221,518	1,600,649	697,879	13,169,163	10,651,219	(30,741)	(596,376)
Redemptions (notes 2, 3, and 4)	(766,983)	(1,022,527)	(3,171,360)	(3,367,613)	(16,075,115)	(16,005,913)	(415,694)	(916,102)
Adjustments to maintain reserves	59	(28)	220	108	112	668	(80)	16

Net equity transactions	696,643	(796,225)	(1,441,708)	(2,597,967)	1,479,002	(663,371)	(433,600)	(1,486,414)

Net change in contract owners’ equity	796,184	(696,989)	5,731,565	2,626,282	1,365,726	(561,658)	(670,746)	(315,747)
Contract owners’ equity at beginning of period	3,355,395	4,052,384	17,303,794	14,677,512	13,670,098	14,231,756	5,129,788	5,445,535

Contract owners’ equity at end of period	$4,151,579	3,355,395	23,035,359	17,303,794	15,035,824	13,670,098	4,459,042	5,129,788

CHANGE IN UNITS:
Beginning units	319,088	396,655	426,547	493,821	1,302,861	1,365,353	179,987	235,160
Units purchased	191,374	68,724	88,650	71,241	2,087,233	1,906,722	11,395	5,059
Units redeemed	(128,402)	(146,291)	(130,191)	(138,515)	(1,945,226)	(1,969,214)	(28,002)	(60,232)

Ending units	382,060	319,088	385,006	426,547	1,444,868	1,302,861	163,380	179,987

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRSCP		WRSCV		WRSTP		WRVP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(392,701)	(420,890)	(46,712)	(57,720)	(680,733)	(659,662)	212,445	(89,975)
Realized gain (loss) on investments	(1,004,653)	959,634	(417,059)	(173,459)	4,518,365	5,531,972	(770,704)	366,883
Change in unrealized gain (loss) on investments	13,175,095	4,118,126	415,650	298,150	7,148,341	12,394,838	(584,211)	4,495,802
Reinvested capital gains	-	2,801,512	227,305	991,111	7,523,039	5,356,772	1,012,751	1,599,701

Net increase (decrease) in contract owners’ equity resulting from operations	11,777,741	7,458,382	179,184	1,058,082	18,509,012	22,623,920	(129,719)	6,372,411

Equity transactions:
Purchase payments received from contract owners (note 4)	255,294	311,611	28,817	7,498	192,531	519,182	195,757	340,204
Transfers between funds	(1,087,869)	(148,251)	(32,636)	244,051	(2,888,330)	(1,776,580)	(371,978)	(544,581)
Redemptions (notes 2, 3, and 4)	(3,965,178)	(5,518,352)	(549,136)	(973,552)	(6,371,501)	(9,653,467)	(3,023,486)	(4,287,872)
Adjustments to maintain reserves	(57)	61	92	(110)	(2,376)	2,808	(18)	4

Net equity transactions	(4,797,810)	(5,354,931)	(552,863)	(722,113)	(9,069,676)	(10,908,057)	(3,199,725)	(4,492,245)

Net change in contract owners’ equity	6,979,931	2,103,451	(373,679)	335,969	9,439,336	11,715,863	(3,329,444)	1,880,166
Contract owners’ equity at beginning of period	36,899,443	34,795,992	5,123,788	4,787,819	62,266,564	50,550,701	29,247,828	27,367,662

Contract owners’ equity at end of period	$43,879,374	36,899,443	4,750,109	5,123,788	71,705,900	62,266,564	25,918,384	29,247,828

CHANGE IN UNITS:
Beginning units	1,276,491	1,468,761	167,783	192,670	1,292,636	1,552,137	981,071	1,146,049
Units purchased	34,636	45,893	14,314	19,530	44,745	58,918	45,594	41,646
Units redeemed	(196,226)	(238,163)	(35,266)	(44,417)	(224,773)	(318,419)	(164,486)	(206,624)

Ending units	1,114,901	1,276,491	146,831	167,783	1,112,608	1,292,636	862,179	981,071

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JPMMV1		JABS		JACAS		JAFBS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$43,975	74,402	165	265	(974,701)	(1,005,465)	36,538	33,934
Realized gain (loss) on investments	(249,696)	366,802	3,841	3,264	3,235,998	794,457	70,306	(10,561)
Change in unrealized gain (loss) on investments	(1,075,982)	1,969,973	4,013	8,073	23,273,719	19,397,158	118,411	137,474
Reinvested capital gains	758,624	1,028,683	1,112	1,882	7,774,820	7,720,442	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(523,079)	3,439,860	9,131	13,484	33,309,836	26,906,592	225,255	160,847

Equity transactions:
Purchase payments received from contract owners (note 4)	101,274	169,186	-	-	582,029	779,909	5,488	5,466
Transfers between funds	(1,187,956)	(735,827)	-	-	(4,461,025)	(1,370,358)	1,005,527	152,144
Redemptions (notes 2, 3, and 4)	(1,107,368)	(1,541,944)	(6,450)	(5,954)	(9,826,200)	(8,944,121)	(371,912)	(230,868)
Adjustments to maintain reserves	183	(244)	1	-	(19,407)	18,285	42	(52)

Net equity transactions	(2,193,867)	(2,108,829)	(6,449)	(5,954)	(13,724,603)	(9,516,285)	639,145	(73,310)

Net change in contract owners’ equity	(2,716,946)	1,331,031	2,682	7,530	19,585,233	17,390,307	864,400	87,537
Contract owners’ equity at beginning of period	15,634,220	14,303,189	74,967	67,437	96,971,065	79,580,758	2,251,469	2,163,932

Contract owners’ equity at end of period	$12,917,274	15,634,220	77,649	74,967	116,556,298	96,971,065	3,115,869	2,251,469

CHANGE IN UNITS:
Beginning units	447,424	512,409	-	-	3,185,452	3,542,205	210,802	219,180
Units purchased	12,479	23,254	-	-	150,815	123,499	166,848	30,671
Units redeemed	(87,848)	(88,239)	-	-	(552,269)	(480,252)	(110,178)	(39,049)

Ending units	372,055	447,424	-	-	2,783,998	3,185,452	267,472	210,802

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAGTS		JAIGS		LZREMS		LOVTRC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(570,407)	(299,337)	27,784	263,665	28,587	(4,286)	15,852	18,576
Realized gain (loss) on investments	5,791,297	3,338,151	(725,886)	(2,252,683)	(107,988)	(5,884)	3,314	4,578
Change in unrealized gain (loss) on investments	11,191,216	8,756,216	5,391,463	10,337,062	(74,268)	413,871	20,322	17,971
Reinvested capital gains	4,591,007	2,926,965	-	-	-	-	21,916	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,003,113	14,721,995	4,693,361	8,348,044	(153,669)	403,701	61,404	41,125

Equity transactions:
Purchase payments received from contract owners (note 4)	920,848	417,182	311,584	572,387	8,958	26,845	9,105	3,036
Transfers between funds	(646,437)	(12,898)	(2,468,071)	(105,057)	(531,448)	(182,025)	312,595	561,677
Redemptions (notes 2, 3, and 4)	(4,866,800)	(4,469,989)	(2,717,371)	(3,633,524)	(93,814)	(295,423)	(223,835)	(72,235)
Adjustments to maintain reserves	(3,412)	2,501	21,534	(10,992)	37	(51)	47	(54)

Net equity transactions	(4,595,801)	(4,063,204)	(4,852,324)	(3,177,186)	(616,267)	(450,654)	97,912	492,424

Net change in contract owners’ equity	16,407,312	10,658,791	(158,963)	5,170,858	(769,936)	(46,953)	159,316	533,549
Contract owners’ equity at beginning of period	46,836,730	36,177,939	39,749,896	34,579,038	2,624,464	2,671,417	1,034,713	501,164

Contract owners’ equity at end of period	$63,244,042	46,836,730	39,590,933	39,749,896	1,854,528	2,624,464	1,194,029	1,034,713

CHANGE IN UNITS:
Beginning units	2,497,847	2,763,215	2,705,146	2,946,405	245,766	292,949	96,036	49,910
Units purchased	436,059	305,163	71,523	137,588	11,214	31,872	36,309	61,883
Units redeemed	(672,426)	(570,531)	(430,006)	(378,847)	(79,167)	(79,055)	(28,018)	(15,757)

Ending units	2,261,480	2,497,847	2,346,663	2,705,146	177,813	245,766	104,327	96,036

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	M2IGSS		MMCGSC		MNDSC		MV2RIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,300)	(1,975)	(11,296)	(13,398)	(35,296)	(34,902)	(112)	-
Realized gain (loss) on investments	19,077	1,859	38,623	29,459	(233,962)	(9,958)	630	-
Change in unrealized gain (loss) on investments	3,262	50,661	101,754	101,864	996,500	223,441	5,498	-
Reinvested capital gains	20,867	17,153	48,094	102,220	315,090	617,125	128	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,906	67,698	177,175	220,145	1,042,332	795,706	6,144	-

Equity transactions:
Purchase payments received from contract owners (note 4)	9,441	-	-	10,056	180,801	6,140	-	-
Transfers between funds	-	-	(53,826)	(17,485)	418,119	760,795	105,968	-
Redemptions (notes 2, 3, and 4)	(42,732)	(10,813)	(74,201)	(272,855)	(484,814)	(313,944)	(9,569)	-
Adjustments to maintain reserves	4	2	46	9	64	(49)	7	-

Net equity transactions	(33,287)	(10,811)	(127,981)	(280,275)	114,170	452,942	96,406	-

Net change in contract owners’ equity	7,619	56,887	49,194	(60,130)	1,156,502	1,248,648	102,550	-
Contract owners’ equity at beginning of period	240,508	183,621	650,243	710,373	3,122,430	1,873,782	-	-

Contract owners’ equity at end of period	$248,127	240,508	699,437	650,243	4,278,932	3,122,430	102,550	-

CHANGE IN UNITS:
Beginning units	-	-	25,014	37,686	128,486	105,439	-	-
Units purchased	-	-	3,290	2,015	52,321	80,433	8,426	-
Units redeemed	-	-	(8,227)	(14,687)	(57,666)	(57,386)	(739)	-

Ending units	-	-	20,077	25,014	123,141	128,486	7,687	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MV3MVS		MVFSC		MVIGSC		MVIVSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(114)	-	41,319	226,348	2,320	188	(70,195)	59,626
Realized gain (loss) on investments	966	-	(83,967)	929,348	23,459	(465)	1,011,018	788,314
Change in unrealized gain (loss) on investments	8,674	-	(978,612)	5,068,382	33,615	1,066	1,905,474	2,875,343
Reinvested capital gains	446	-	1,165,320	1,413,213	5,162	5,958	388,289	609,600

Net increase (decrease) in contract owners’ equity resulting from operations	9,972	-	144,060	7,637,291	64,556	6,747	3,234,586	4,332,883

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	235,209	422,099	1,724	-	80,217	120,949
Transfers between funds	54,784	-	(2,864,285)	(521,915)	196,440	81,139	(1,922,922)	22,856
Redemptions (notes 2, 3, and 4)	(3,851)	-	(2,595,934)	(4,590,329)	(60,582)	(5,198)	(2,039,552)	(2,532,567)
Adjustments to maintain reserves	(15)	-	(34,113)	32,049	12	(3)	567	(1,163)

Net equity transactions	50,918	-	(5,259,123)	(4,658,096)	137,594	75,938	(3,881,690)	(2,389,925)

Net change in contract owners’ equity	60,890	-	(5,115,063)	2,979,195	202,150	82,685	(647,104)	1,942,958
Contract owners’ equity at beginning of period	-	-	32,113,015	29,133,820	82,685	-	20,760,284	18,817,326

Contract owners’ equity at end of period	$60,890	-	26,997,952	32,113,015	284,835	82,685	20,113,180	20,760,284

CHANGE IN UNITS:
Beginning units	-	-	1,240,655	1,442,810	7,603	-	914,708	1,031,069
Units purchased	6,364	-	60,683	94,518	37,575	8,115	37,767	79,644
Units redeemed	(1,905)	-	(281,150)	(296,673)	(22,278)	(512)	(207,182)	(196,005)

Ending units	4,459	-	1,020,188	1,240,655	22,900	7,603	745,293	914,708

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSEM		MSGI2		MSVF2		MSVFI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$117,785	186,179	3,116	15,278	3,557	12,264	97,774	143,019
Realized gain (loss) on investments	(31,842)	74,919	(38,860)	7,969	7,640	11,181	83,456	51,036
Change in unrealized gain (loss) on investments	42,797	262,746	(65,777)	193,715	12,362	27,685	122,941	234,343
Reinvested capital gains	-	-	19,060	51,725	6,181	-	61,433	-

Net increase (decrease) in contract owners’ equity resulting from operations	128,740	523,844	(82,461)	268,687	29,740	51,130	365,604	428,398

Equity transactions:
Purchase payments received from contract owners (note 4)	8,922	5,627	7,388	22,084	2,444	-	29,903	33,757
Transfers between funds	(117,051)	(142,878)	55,465	157,674	56,425	(4,975)	968,225	1,913,254
Redemptions (notes 2, 3, and 4)	(327,570)	(886,606)	(57,502)	(61,804)	(28,526)	(80,218)	(844,492)	(552,976)
Adjustments to maintain reserves	(1,574)	1,543	35	(41)	(2,294)	2,300	(96)	(50)

Net equity transactions	(437,273)	(1,022,314)	5,386	117,913	28,049	(82,893)	153,540	1,393,985

Net change in contract owners’ equity	(308,533)	(498,470)	(77,075)	386,600	57,789	(31,763)	519,144	1,822,383
Contract owners’ equity at beginning of period	3,750,665	4,249,135	1,369,670	983,070	584,409	616,172	5,795,774	3,973,391

Contract owners’ equity at end of period	$3,442,132	3,750,665	1,292,595	1,369,670	642,198	584,409	6,314,918	5,795,774

CHANGE IN UNITS:
Beginning units	88,044	111,821	114,229	103,683	37,564	43,085	378,393	287,592
Units purchased	375	365	22,576	31,339	6,030	4	155,122	190,835
Units redeemed	(11,517)	(24,142)	(26,213)	(20,793)	(3,958)	(5,525)	(146,458)	(100,034)

Ending units	76,902	88,044	110,592	114,229	39,636	37,564	387,057	378,393

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVMG		MSVRE		DTRTFB		EIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,113)	(1,314)	4,917	4,089	7,992	10,722	107,037	124,740
Realized gain (loss) on investments	3,191	633	20,171	230,975	442	1,113	495,180	957,942
Change in unrealized gain (loss) on investments	96,204	11,463	(178,688)	(123,363)	8,101	5,077	(1,016,466)	2,649,122
Reinvested capital gains	13,324	10,718	13,085	39,080	-	-	776,478	773,628

Net increase (decrease) in contract owners’ equity resulting from operations	110,606	21,500	(140,515)	150,781	16,535	16,912	362,229	4,505,432

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	6,843	11,233	560	2,030	128,029	111,879
Transfers between funds	-	-	19,721	(15,703)	137,080	357,457	36,918	(57,416)
Redemptions (notes 2, 3, and 4)	(5,895)	(1,015)	(84,184)	(385,231)	(10,737)	(39,444)	(1,590,690)	(2,367,586)
Adjustments to maintain reserves	12	(10)	(7,245)	7,855	12	(12)	(11,996)	12,243

Net equity transactions	(5,883)	(1,025)	(64,865)	(381,846)	126,915	320,031	(1,437,739)	(2,300,880)

Net change in contract owners’ equity	104,723	20,475	(205,380)	(231,065)	143,450	336,943	(1,075,510)	2,204,552
Contract owners’ equity at beginning of period	77,655	57,180	708,385	939,450	483,794	146,851	20,540,057	18,335,505

Contract owners’ equity at end of period	$182,378	77,655	503,005	708,385	627,244	483,794	19,464,547	20,540,057

CHANGE IN UNITS:
Beginning units	3,294	3,339	13,864	21,356	45,417	14,555	693,926	780,284
Units purchased	-	-	684	163	13,600	36,886	51,029	38,593
Units redeemed	(126)	(45)	(2,413)	(7,655)	(1,670)	(6,024)	(104,758)	(124,951)

Ending units	3,168	3,294	12,135	13,864	57,347	45,417	640,197	693,926

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GBF		GBF2		GEM		GEM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$649,992	857,555	(3,727)	2,539	92,669	168,872	(635)	73
Realized gain (loss) on investments	628,127	(1,889,563)	1,438	(11,929)	42,304	250,462	(3,252)	2,181
Change in unrealized gain (loss) on investments	2,331,685	4,886,976	45,041	54,239	1,075,377	2,121,274	14,085	49,301
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,609,804	3,854,968	42,752	44,849	1,210,350	2,540,608	10,198	51,555

Equity transactions:
Purchase payments received from contract owners (note 4)	868,040	855,625	1,678	32,050	214,687	194,397	51	4,058
Transfers between funds	614,401	(652,025)	40,434	(15,129)	(455,709)	571,456	(41,310)	(45,451)
Redemptions (notes 2, 3, and 4)	(7,937,374)	(9,982,892)	(146,498)	(104,935)	(1,046,035)	(1,619,425)	(18,935)	(42,455)
Adjustments to maintain reserves	(30,999)	27,594	(62)	91	(20,040)	20,086	7	(27)

Net equity transactions	(6,485,932)	(9,751,698)	(104,448)	(87,923)	(1,307,097)	(833,486)	(60,187)	(83,875)

Net change in contract owners’ equity	(2,876,128)	(5,896,730)	(61,696)	(43,074)	(96,747)	1,707,122	(49,989)	(32,320)
Contract owners’ equity at beginning of period	73,502,555	79,399,285	1,121,087	1,164,161	13,925,153	12,218,031	274,975	307,295

Contract owners’ equity at end of period	$70,626,427	73,502,555	1,059,391	1,121,087	13,828,406	13,925,153	224,986	274,975

CHANGE IN UNITS:
Beginning units	3,975,035	4,518,239	89,252	96,356	515,740	550,238	24,496	32,952
Units purchased	1,450,684	803,083	11,719	7,795	50,447	71,899	1,799	2,222
Units redeemed	(1,787,081)	(1,346,287)	(19,743)	(14,899)	(109,728)	(106,397)	(8,263)	(10,678)

Ending units	3,638,638	3,975,035	81,228	89,252	456,459	515,740	18,032	24,496

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GIG		GVAAA2		GVABD2		GVAGG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$10,237	205,373	159,183	245,477	114,813	68,134	(113,649)	(109,115)
Realized gain (loss) on investments	(156,169)	(13,053)	800,215	1,290,145	104,812	(23,503)	488,994	572,423
Change in unrealized gain (loss) on investments	888,031	1,671,105	464,362	4,648,950	633,921	650,873	3,990,455	4,042,694
Reinvested capital gains	-	687,799	4,246,911	3,804,604	7,992	31,683	1,515,548	1,942,902

Net increase (decrease) in contract owners’ equity resulting from operations	742,099	2,551,224	5,670,671	9,989,176	861,538	727,187	5,881,348	6,448,904

Equity transactions:
Purchase payments received from contract owners (note 4)	200,529	58,102	654,757	833,251	104,095	344,806	254,425	116,498
Transfers between funds	(339,863)	(1,467,716)	(478,923)	1,248,718	3,407,037	87,103	(1,852,565)	(289,041)
Redemptions (notes 2, 3, and 4)	(1,255,329)	(1,564,523)	(5,283,262)	(6,182,949)	(1,125,666)	(1,302,838)	(2,381,663)	(2,440,923)
Adjustments to maintain reserves	(408)	429	(43,478)	42,836	(1,116)	684	421	(262)

Net equity transactions	(1,395,071)	(2,973,708)	(5,150,906)	(4,058,144)	2,384,350	(870,245)	(3,979,382)	(2,613,728)

Net change in contract owners’ equity	(652,972)	(422,484)	519,765	5,931,032	3,245,888	(143,058)	1,901,966	3,835,176
Contract owners’ equity at beginning of period	14,885,704	15,308,188	59,863,162	53,932,130	9,801,142	9,944,200	24,155,963	20,320,787

Contract owners’ equity at end of period	$14,232,732	14,885,704	60,382,927	59,863,162	13,047,030	9,801,142	26,057,929	24,155,963

CHANGE IN UNITS:
Beginning units	873,503	1,059,739	2,787,180	2,999,369	741,252	808,156	941,431	1,054,664
Units purchased	35,000	23,531	220,108	239,098	342,053	111,892	74,557	62,067
Units redeemed	(127,961)	(209,767)	(467,693)	(451,287)	(163,330)	(178,796)	(225,483)	(175,300)

Ending units	780,542	873,503	2,539,595	2,787,180	919,975	741,252	790,505	941,431

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$103,246	49,722	(173,616)	(287,708)	(654,920)	560,331	(342,042)	295,596
Realized gain (loss) on investments	(751,811)	285,598	1,650,407	2,589,188	3,428,307	2,390,659	83,286	400,116
Change in unrealized gain (loss) on investments	150,400	2,940,473	12,075,688	1,793,476	(357,675)	3,514,794	1,483,048	1,400,219
Reinvested capital gains	2,304,515	2,441,480	3,806,465	5,030,171	3,971,954	6,746,520	897,918	1,710,603

Net increase (decrease) in contract owners’ equity resulting from operations	1,806,350	5,717,273	17,358,944	9,125,127	6,387,666	13,212,304	2,122,210	3,806,534

Equity transactions:
Purchase payments received from contract owners (note 4)	275,962	1,004,181	324,524	390,503	663,060	1,057,198	418,717	134,968
Transfers between funds	(4,578,641)	2,108,829	(77,191)	(2,734,674)	(2,499,134)	(1,937,635)	3,641	(688,365)
Redemptions (notes 2, 3, and 4)	(2,486,400)	(2,671,982)	(4,755,578)	(3,754,120)	(8,322,072)	(8,375,688)	(3,764,856)	(3,968,368)
Adjustments to maintain reserves	(5,707)	4,598	(23,558)	22,565	(28,965)	30,289	(243,624)	247,539

Net equity transactions	(6,794,786)	445,626	(4,531,803)	(6,075,726)	(10,187,111)	(9,225,836)	(3,586,122)	(4,274,226)

Net change in contract owners’ equity	(4,988,436)	6,162,899	12,827,141	3,049,401	(3,799,445)	3,986,468	(1,463,912)	(467,692)
Contract owners’ equity at beginning of period	28,626,592	22,463,693	37,355,546	34,306,145	72,609,390	68,622,922	33,005,104	33,472,796

Contract owners’ equity at end of period	$23,638,156	28,626,592	50,182,687	37,355,546	68,809,945	72,609,390	31,541,192	33,005,104

CHANGE IN UNITS:
Beginning units	1,271,231	1,236,232	1,329,900	1,574,665	2,706,568	3,083,479	1,611,934	1,844,985
Units purchased	97,170	221,536	194,892	78,485	65,061	87,235	75,868	32,520
Units redeemed	(433,940)	(186,537)	(331,256)	(323,250)	(463,459)	(464,146)	(252,944)	(265,571)

Ending units	934,461	1,271,231	1,193,536	1,329,900	2,308,170	2,706,568	1,434,858	1,611,934

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVEX1		GVEX2		GVIDA		GVIDC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,188	-	183,301	211,679	(267,894)	236,083	(238,868)	200,774
Realized gain (loss) on investments	2,613	-	1,043,282	1,501,434	491,530	841,107	(173,782)	(187,083)
Change in unrealized gain (loss) on investments	34,946	-	2,964,370	3,455,605	990,522	2,097,520	1,357,858	1,321,642
Reinvested capital gains	1,181	-	612,843	1,059,934	1,862,689	2,565,492	204,240	444,472

Net increase (decrease) in contract owners’ equity resulting from operations	51,928	-	4,803,796	6,228,652	3,076,847	5,740,202	1,149,448	1,779,805

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	434,938	1,777,146	363,810	380,284	151,070	551,959
Transfers between funds	942,086	-	1,405,135	5,179,243	431,500	390,139	875,585	(721,178)
Redemptions (notes 2, 3, and 4)	(13,026)	-	(2,103,523)	(4,662,780)	(2,858,117)	(2,261,806)	(2,338,286)	(2,207,687)
Adjustments to maintain reserves	(16)	-	(954)	(51)	(3,264)	3,287	(27,994)	29,388

Net equity transactions	929,044	-	(264,404)	2,293,558	(2,066,071)	(1,488,096)	(1,339,625)	(2,347,518)

Net change in contract owners’ equity	980,972	-	4,539,392	8,522,210	1,010,776	4,252,106	(190,177)	(567,713)
Contract owners’ equity at beginning of period	-	-	29,349,311	20,827,101	30,677,460	26,425,354	22,005,882	22,573,595

Contract owners’ equity at end of period	$980,972	-	33,888,703	29,349,311	31,688,236	30,677,460	21,815,705	22,005,882

CHANGE IN UNITS:
Beginning units	-	-	1,392,440	1,278,909	1,078,437	1,134,440	1,335,817	1,493,771
Units purchased	79,666	-	546,404	563,498	63,176	83,505	154,167	48,015
Units redeemed	(5,928)	-	(561,180)	(449,967)	(132,966)	(139,508)	(228,835)	(205,969)

Ending units	73,738	-	1,377,664	1,392,440	1,008,647	1,078,437	1,261,149	1,335,817

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDM		GVIX8		HIBF		IDPG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,274,615)	1,116,780	49,186	77,001	979,069	1,279,865	(5,291)	5,963
Realized gain (loss) on investments	3,862,892	6,534,746	(39,651)	34,850	191,471	(149,682)	920	734
Change in unrealized gain (loss) on investments	946,220	486,882	123,387	588,232	(199,945)	2,472,609	25,403	50,007
Reinvested capital gains	6,638,606	11,509,927	120,343	8,027	-	-	10,294	12,808

Net increase (decrease) in contract owners’ equity resulting from operations	10,173,103	19,648,335	253,265	708,110	970,595	3,602,792	31,326	69,512

Equity transactions:
Purchase payments received from contract owners (note 4)	822,378	1,402,116	33,100	28,755	97,940	91,228	26,405	17,680
Transfers between funds	(1,799,768)	(5,108,602)	903,034	141,080	(2,789,144)	478,765	1,493	232
Redemptions (notes 2, 3, and 4)	(10,673,714)	(15,915,764)	(362,426)	(228,340)	(2,292,250)	(3,590,388)	(13,716)	(10,811)
Adjustments to maintain reserves	(23,528)	24,205	(269)	(47)	(25,097)	25,542	8	(17)

Net equity transactions	(11,674,632)	(19,598,045)	573,439	(58,552)	(5,008,551)	(2,994,853)	14,190	7,084

Net change in contract owners’ equity	(1,501,529)	50,290	826,704	649,558	(4,037,956)	607,939	45,516	76,596
Contract owners’ equity at beginning of period	127,543,089	127,492,799	4,228,137	3,578,579	28,755,789	28,147,850	569,166	492,570

Contract owners’ equity at end of period	$126,041,560	127,543,089	5,054,841	4,228,137	24,717,833	28,755,789	614,682	569,166

CHANGE IN UNITS:
Beginning units	5,375,488	6,278,878	348,435	353,292	1,035,501	1,151,452	42,633	42,061
Units purchased	157,354	159,244	110,627	61,679	66,816	109,613	2,192	1,436
Units redeemed	(662,762)	(1,062,634)	(66,219)	(66,536)	(253,567)	(225,564)	(1,056)	(864)

Ending units	4,870,080	5,375,488	392,843	348,435	848,750	1,035,501	43,769	42,633

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IDPGI2		MCIF		MSBF		NAMAA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(435)	636	25,863	115,988	589,003	1,103,358	4,550	7,518
Realized gain (loss) on investments	152	81	677,740	3,706,452	(186,581)	223,071	13,666	7,046
Change in unrealized gain (loss) on investments	939	4,350	3,335,325	709,776	67,908	1,029,572	37,824	91,993
Reinvested capital gains	543	1,245	3,431,895	12,326,030	-	-	72,706	24,216

Net increase (decrease) in contract owners’ equity resulting from operations	1,199	6,312	7,470,823	16,858,246	470,330	2,356,001	128,746	130,773

Equity transactions:
Purchase payments received from contract owners (note 4)	844	288	841,753	660,245	216,066	251,074	9,274	36,917
Transfers between funds	-	(709)	(3,126,440)	(2,862,215)	(1,685,038)	446,431	969,985	332,568
Redemptions (notes 2, 3, and 4)	(7,532)	(4,262)	(6,521,645)	(7,972,472)	(2,040,299)	(4,111,658)	(29,256)	(86,342)
Adjustments to maintain reserves	12	(8)	(6,486)	6,386	(39,358)	39,830	10	(42)

Net equity transactions	(6,676)	(4,691)	(8,812,818)	(10,168,056)	(3,548,629)	(3,374,323)	950,013	283,101

Net change in contract owners’ equity	(5,477)	1,621	(1,341,995)	6,690,190	(3,078,299)	(1,018,322)	1,078,759	413,874
Contract owners’ equity at beginning of period	56,600	54,979	79,692,836	73,002,646	30,487,282	31,505,604	1,047,297	633,423

Contract owners’ equity at end of period	$51,123	56,600	78,350,841	79,692,836	27,408,983	30,487,282	2,126,056	1,047,297

CHANGE IN UNITS:
Beginning units	4,415	4,799	1,298,570	1,477,676	1,403,248	1,565,384	78,877	55,936
Units purchased	68	24	67,941	42,212	54,262	92,172	81,655	29,814
Units redeemed	(628)	(408)	(225,312)	(221,318)	(230,541)	(254,308)	(9,008)	(6,873)

Ending units	3,855	4,415	1,141,199	1,298,570	1,226,969	1,403,248	151,524	78,877

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NAMGI2		NCPG2		NCPGI2		NVAMV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$247	(67)	(929)	2,808	(1,573)	3,956	361,173	1,468,642
Realized gain (loss) on investments	(4,103)	9,016	3,129	5,787	142	188	(4,544,309)	1,318,686
Change in unrealized gain (loss) on investments	11,855	26,773	9,544	16,035	11,658	24,535	(80,367)	8,619,439
Reinvested capital gains	14,343	7,494	-	7,634	-	5,543	2,056,211	10,756,240

Net increase (decrease) in contract owners’ equity resulting from operations	22,342	43,216	11,744	32,264	10,227	34,222	(2,207,292)	22,163,007

Equity transactions:
Purchase payments received from contract owners (note 4)	8,673	921	5,384	2,660	-	-	397,541	848,325
Transfers between funds	71,532	(74,780)	(60,526)	(43,557)	-	18,236	(10,523,422)	(5,542,860)
Redemptions (notes 2, 3, and 4)	(3,905)	(109,377)	(9,305)	(53,630)	(16,390)	(986)	(7,663,142)	(10,955,344)
Adjustments to maintain reserves	17	(39)	5	(8)	8	(8)	(21,495)	22,250

Net equity transactions	76,317	(183,275)	(64,442)	(94,535)	(16,382)	17,242	(17,810,518)	(15,627,629)

Net change in contract owners’ equity	98,659	(140,059)	(52,698)	(62,271)	(6,155)	51,464	(20,017,810)	6,535,378
Contract owners’ equity at beginning of period	162,693	302,752	219,115	281,386	310,672	259,208	100,458,693	93,923,315

Contract owners’ equity at end of period	$261,352	162,693	166,417	219,115	304,517	310,672	80,440,883	100,458,693

CHANGE IN UNITS:
Beginning units	10,602	23,875	16,547	24,321	24,515	23,019	3,158,015	3,708,851
Units purchased	10,995	421	1,862	242	-	1,658	61,136	101,203
Units redeemed	(5,355)	(13,694)	(6,559)	(8,016)	(1,345)	(162)	(704,913)	(652,039)

Ending units	16,242	10,602	11,850	16,547	23,170	24,515	2,514,238	3,158,015

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVAMV2		NVAMVX		NVAMVZ		NVCBD1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(10,490)	9,777	107,329	-	12,753	-	142,903	124,981
Realized gain (loss) on investments	(172,028)	12,047	10,060	-	7,159	-	92,745	18,951
Change in unrealized gain (loss) on investments	80,549	152,026	1,401,194	-	196,898	-	173,837	235,353
Reinvested capital gains	35,979	176,633	-	-	-	-	19,271	-

Net increase (decrease) in contract owners’ equity resulting from operations	(65,990)	350,483	1,518,583	-	216,810	-	428,756	379,285

Equity transactions:
Purchase payments received from contract owners (note 4)	2,330	2,548	126,908	-	28,890	-	22,363	78,250
Transfers between funds	(399,685)	(15,156)	10,576,572	-	1,473,557	-	3,028,471	1,464,718
Redemptions (notes 2, 3, and 4)	(150,100)	(146,336)	(245,240)	-	(16,493)	-	(1,131,221)	(648,817)
Adjustments to maintain reserves	(10)	(24)	(50)	-	(2)	-	(1,323)	1,418

Net equity transactions	(547,465)	(158,968)	10,458,190	-	1,485,952	-	1,918,290	895,569

Net change in contract owners’ equity	(613,455)	191,515	11,976,773	-	1,702,762	-	2,347,046	1,274,854
Contract owners’ equity at beginning of period	1,707,962	1,516,447	-	-	-	-	6,551,096	5,276,242

Contract owners’ equity at end of period	$1,094,507	1,707,962	11,976,773	-	1,702,762	-	8,898,142	6,551,096

CHANGE IN UNITS:
Beginning units	60,234	66,460	-	-	-	-	459,396	395,995
Units purchased	2,346	3,241	1,050,272	-	130,194	-	308,125	184,488
Units redeemed	(23,852)	(9,467)	(36,507)	-	(2,860)	-	(178,527)	(121,087)

Ending units	38,728	60,234	1,013,765	-	127,334	-	588,994	459,396

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCBD2		NVCCA2		NVCCN2		NVCMA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$596	3,889	(9,016)	81,162	(76,130)	98,683	(8,351)	72,401
Realized gain (loss) on investments	7,886	414	(183,951)	(188,003)	(94,375)	(76,926)	(180,964)	(468,630)
Change in unrealized gain (loss) on investments	15,472	31,319	420,259	498,613	677,466	514,382	638,777	895,229
Reinvested capital gains	1,052	-	162,579	461,780	19,486	137,142	112,001	516,790

Net increase (decrease) in contract owners’ equity resulting from operations	25,006	35,622	389,871	853,552	526,447	673,281	561,463	1,015,790

Equity transactions:
Purchase payments received from contract owners (note 4)	-	71	323,611	27,941	114,308	89,068	522,016	148,411
Transfers between funds	854	(41,112)	(213,722)	(17,760)	807,133	195,573	397,577	(84,625)
Redemptions (notes 2, 3, and 4)	(113,267)	(6,813)	(572,868)	(720,346)	(858,466)	(570,191)	(198,267)	(1,481,831)
Adjustments to maintain reserves	48	(23)	(185)	(52)	(7,055)	7,928	(14)	(10)

Net equity transactions	(112,365)	(47,877)	(463,164)	(710,217)	55,920	(277,622)	721,312	(1,418,055)

Net change in contract owners’ equity	(87,359)	(12,255)	(73,293)	143,335	582,367	395,659	1,282,775	(402,265)
Contract owners’ equity at beginning of period	552,794	565,049	4,741,198	4,597,863	7,692,348	7,296,689	4,762,264	5,164,529

Contract owners’ equity at end of period	$465,435	552,794	4,667,905	4,741,198	8,274,715	7,692,348	6,045,039	4,762,264

CHANGE IN UNITS:
Beginning units	44,245	48,114	274,903	317,130	545,355	564,740	203,771	284,422
Units purchased	1,771	1,768	21,476	7,657	161,285	46,899	68,188	11,136
Units redeemed	(10,091)	(5,637)	(50,299)	(49,884)	(151,519)	(66,284)	(24,148)	(91,787)

Ending units	35,925	44,245	246,080	274,903	555,121	545,355	247,811	203,771

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCMC2		NVCMD2		NVCRA2		NVCRB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(25,152)	66,718	(46,046)	197,294	1,487	47,256	(40,213)	115,981
Realized gain (loss) on investments	(86,329)	(58,113)	(435,856)	(288,201)	7,884	4,176	(199,899)	(267,016)
Change in unrealized gain (loss) on investments	402,660	368,613	1,163,151	1,137,561	273,085	285,028	1,030,001	848,107
Reinvested capital gains	31,546	238,058	325,849	1,016,581	-	212,343	134,032	529,809

Net increase (decrease) in contract owners’ equity resulting from operations	322,725	615,276	1,007,098	2,063,235	282,456	548,803	923,921	1,226,881

Equity transactions:
Purchase payments received from contract owners (note 4)	46,294	34,139	146,849	317,884	63,737	74,649	96,350	49,909
Transfers between funds	82,789	(23,795)	194,411	27,636	(6,484)	103,392	1,301,104	(769,627)
Redemptions (notes 2, 3, and 4)	(546,099)	(834,124)	(1,834,707)	(2,325,164)	(266,913)	(157,523)	(792,576)	(1,193,499)
Adjustments to maintain reserves	(258)	(32)	(21,567)	18,866	114	(70)	(781)	(10)

Net equity transactions	(417,274)	(823,812)	(1,515,014)	(1,960,778)	(209,546)	20,448	604,097	(1,913,227)

Net change in contract owners’ equity	(94,549)	(208,536)	(507,916)	102,457	72,910	569,251	1,528,018	(686,346)
Contract owners’ equity at beginning of period	4,743,940	4,952,476	13,072,970	12,970,513	3,020,137	2,450,886	8,271,816	8,958,162

Contract owners’ equity at end of period	$4,649,391	4,743,940	12,565,054	13,072,970	3,093,047	3,020,137	9,799,834	8,271,816

CHANGE IN UNITS:
Beginning units	312,333	367,983	746,308	869,669	173,867	172,982	512,607	640,489
Units purchased	10,309	12,419	34,549	26,398	15,466	11,208	154,630	13,710
Units redeemed	(39,658)	(68,069)	(126,007)	(149,759)	(29,610)	(10,323)	(101,718)	(141,592)

Ending units	282,984	312,333	654,850	746,308	159,723	173,867	565,519	512,607

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVDBL2		NVDCA2		NVFIII		NVIE6
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(82,371)	88,626	(18,881)	17,034	1,868	(42)	(89)	264
Realized gain (loss) on investments	(55,703)	30,800	(12,685)	(10,019)	12,831	(766)	(461)	(557)
Change in unrealized gain (loss) on investments	587,791	428,945	202,142	167,713	2,181	(2)	1,933	4,617
Reinvested capital gains	228,900	515,852	94,293	134,021	873	1	-	1,310

Net increase (decrease) in contract owners’ equity resulting from operations	678,617	1,064,223	264,869	308,749	17,753	(809)	1,383	5,634

Equity transactions:
Purchase payments received from contract owners (note 4)	258,770	132,633	30,594	42,269	21,309	-	-	-
Transfers between funds	917,968	656,007	1,355,145	(40,546)	586,454	1,048	-	(10,888)
Redemptions (notes 2, 3, and 4)	(1,200,421)	(1,102,968)	(378,833)	(147,292)	(132,720)	(142)	(5,803)	(2,351)
Adjustments to maintain reserves	112	(148)	63	(53)	(3)	(3)	(8)	1

Net equity transactions	(23,571)	(314,476)	1,006,969	(145,622)	475,040	903	(5,811)	(13,238)

Net change in contract owners’ equity	655,046	749,747	1,271,838	163,127	492,793	94	(4,428)	(7,604)
Contract owners’ equity at beginning of period	8,480,899	7,731,152	1,868,549	1,705,422	94	-	31,629	39,233

Contract owners’ equity at end of period	$9,135,945	8,480,899	3,140,387	1,868,549	492,887	94	27,201	31,629

CHANGE IN UNITS:
Beginning units	435,680	452,785	77,258	83,562	9	-	-	-
Units purchased	81,980	47,450	68,765	8,385	62,294	7,248	-	-
Units redeemed	(82,644)	(64,555)	(25,797)	(14,689)	(17,957)	(7,239)	-	-

Ending units	435,016	435,680	120,226	77,258	44,346	9	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCP2		NVMGA2		NVMIG1		NVMIVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$63,882	56,815	2,945	(957)	(37,555)	38,717	(9,257)	-
Realized gain (loss) on investments	50,471	(33)	(3,686)	(2,124)	(263,547)	(853,021)	22,062	-
Change in unrealized gain (loss) on investments	176,921	236,695	21,333	19,420	4,212,873	7,129,906	612,893	-
Reinvested capital gains	-	-	-	3,860	10,576,388	1,939,825	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	291,274	293,477	20,592	20,199	14,488,159	8,255,427	625,698	-

Equity transactions:
Purchase payments received from contract owners (note 4)	97,156	7,836	240	1,822	125,693	244,025	50,206	-
Transfers between funds	740,403	(6,243)	16,701	(6,514)	(988,972)	(643,074)	3,581,416	-
Redemptions (notes 2, 3, and 4)	(368,470)	(330,522)	(15,404)	(22,329)	(2,756,922)	(4,093,827)	(96,687)	-
Adjustments to maintain reserves	54	(41)	43	(27)	(2,749)	1,608	5,793	-

Net equity transactions	469,143	(328,970)	1,580	(27,048)	(3,622,950)	(4,491,268)	3,540,728	-

Net change in contract owners’ equity	760,417	(35,493)	22,172	(6,849)	10,865,209	3,764,159	4,166,426	-
Contract owners’ equity at beginning of period	3,443,327	3,478,820	156,313	163,162	31,905,560	28,141,401	-	-

Contract owners’ equity at end of period	$4,203,744	3,443,327	178,485	156,313	42,770,769	31,905,560	4,166,426	-

CHANGE IN UNITS:
Beginning units	229,702	251,080	12,856	15,243	1,338,588	1,555,405	-	-
Units purchased	112,068	74,319	6,966	160	91,791	35,915	371,095	-
Units redeemed	(80,029)	(95,697)	(6,861)	(2,547)	(230,087)	(252,732)	(16,615)	-

Ending units	261,741	229,702	12,961	12,856	1,200,292	1,338,588	354,480	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMIVZ		NVMLG1		NVMLG2		NVMMG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(881)	-	(230,646)	552,233	(4,143)	2,541	(858,603)	(794,684)
Realized gain (loss) on investments	81	-	(979,375)	(102,007)	(4,109)	22,797	(2,109,757)	41,440
Change in unrealized gain (loss) on investments	42,140	-	(3,135,873)	2,016,272	(39,963)	5,366	31,123,187	3,635,803
Reinvested capital gains	-	-	9,254,995	2,578,378	98,772	24,743	10,788,805	18,093,717

Net increase (decrease) in contract owners’ equity resulting from operations	41,340	-	4,909,101	5,044,876	50,557	55,447	38,943,632	20,976,276

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	245,707	386,418	16	-	613,907	1,438,276
Transfers between funds	244,083	-	(900,412)	(1,003,996)	(660)	-	(2,551,716)	(1,811,091)
Redemptions (notes 2, 3, and 4)	(3,697)	-	(3,160,659)	(2,080,171)	(8,587)	(113,687)	(6,850,235)	(8,184,203)
Adjustments to maintain reserves	(4,541)	-	(2,345)	2,024	(17)	6	(8,165)	6,316

Net equity transactions	235,845	-	(3,817,709)	(2,695,725)	(9,248)	(113,681)	(8,796,209)	(8,550,702)

Net change in contract owners’ equity	277,185	-	1,091,392	2,349,151	41,309	(58,234)	30,147,423	12,425,574
Contract owners’ equity at beginning of period	-	-	20,705,492	18,356,341	191,541	249,775	72,739,778	60,314,204

Contract owners’ equity at end of period	$277,185	-	21,796,884	20,705,492	232,850	191,541	102,887,201	72,739,778

CHANGE IN UNITS:
Beginning units	-	-	841,394	960,789	8,997	14,692	2,932,841	3,298,578
Units purchased	17,899	-	38,491	64,372	-	-	98,701	148,462
Units redeemed	(35)	-	(189,052)	(183,767)	(398)	(5,695)	(426,011)	(514,199)

Ending units	17,864	-	690,833	841,394	8,599	8,997	2,605,531	2,932,841

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMG2		NVMMV2		NVNMO1		NVNMO2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(76,033)	(69,437)	369,988	521,159	(325,504)	(253,284)	(2,202)	(1,803)
Realized gain (loss) on investments	(225,098)	(137,939)	(3,784,951)	(1,664,428)	1,305,368	2,585,932	(13,517)	(28,788)
Change in unrealized gain (loss) on investments	2,327,958	396,482	1,745,888	2,349,360	742,439	6,173,123	18,997	89,718
Reinvested capital gains	872,905	1,375,819	-	8,749,299	4,118,595	4,417,702	23,561	25,212

Net increase (decrease) in contract owners’ equity resulting from operations	2,899,732	1,564,925	(1,669,075)	9,955,390	5,840,898	12,923,473	26,839	84,339

Equity transactions:
Purchase payments received from contract owners (note 4)	26,085	21,279	227,483	585,578	339,692	609,489	-	13,201
Transfers between funds	(176,154)	(308,188)	(1,162,248)	(1,633,993)	(2,001,971)	(1,881,400)	(14,253)	(101,339)
Redemptions (notes 2, 3, and 4)	(503,376)	(513,909)	(3,162,776)	(4,663,730)	(4,661,860)	(8,063,873)	(19,106)	(22,926)
Adjustments to maintain reserves	28	(17)	1,050	(1,378)	(2,908)	2,570	(4)	(23)

Net equity transactions	(653,417)	(800,835)	(4,096,491)	(5,713,523)	(6,327,047)	(9,333,214)	(33,363)	(111,087)

Net change in contract owners’ equity	2,246,315	764,090	(5,765,566)	4,241,867	(486,149)	3,590,259	(6,524)	(26,748)
Contract owners’ equity at beginning of period	5,427,137	4,663,047	50,398,444	46,156,577	55,579,591	51,989,332	341,496	368,244

Contract owners’ equity at end of period	$7,673,452	5,427,137	44,632,878	50,398,444	55,093,442	55,579,591	334,972	341,496

CHANGE IN UNITS:
Beginning units	232,990	270,284	2,157,798	2,419,512	2,531,660	3,000,327	21,042	28,758
Units purchased	15,577	5,076	75,986	49,609	73,364	52,494	18,027	33,176
Units redeemed	(40,433)	(42,370)	(278,065)	(311,323)	(371,389)	(521,161)	(20,685)	(40,892)

Ending units	208,134	232,990	1,955,719	2,157,798	2,233,635	2,531,660	18,384	21,042

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVNSR1		NVOLG1		NVOLG2		NVRE1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(9,937)	(9,335)	834,523	2,111,641	(39,586)	(17,616)	184,379	313,250
Realized gain (loss) on investments	(25,706)	(57,492)	(3,156,994)	11,031,448	(301,914)	85,190	(1,223,863)	(1,516,431)
Change in unrealized gain (loss) on investments	122,467	383,016	26,074,560	3,524,797	633,258	158,839	(3,337,343)	15,740,261
Reinvested capital gains	158,627	265,720	37,685,379	94,544,783	548,547	1,485,323	225,254	-

Net increase (decrease) in contract owners’ equity resulting from operations	245,451	581,909	61,437,468	111,212,669	840,305	1,711,736	(4,151,573)	14,537,080

Equity transactions:
Purchase payments received from contract owners (note 4)	62,969	25,019	2,991,494	3,464,113	5,665	23,048	833,009	551,761
Transfers between funds	(133,796)	463	(13,670,214)	(10,673,556)	(77,255)	(298,932)	(2,376,547)	(2,342,427)
Redemptions (notes 2, 3, and 4)	(418,155)	(309,646)	(33,309,403)	(40,735,360)	(1,092,442)	(441,114)	(4,765,437)	(5,507,027)
Adjustments to maintain reserves	69	(104)	(101,423)	98,822	(238)	183	30,330	(31,064)

Net equity transactions	(488,913)	(284,268)	(44,089,546)	(47,845,981)	(1,164,270)	(716,815)	(6,278,645)	(7,328,757)

Net change in contract owners’ equity	(243,462)	297,641	17,347,922	63,366,688	(323,965)	994,921	(10,430,218)	7,208,323
Contract owners’ equity at beginning of period	2,772,549	2,474,908	389,255,521	325,888,833	6,226,124	5,231,203	58,765,601	51,557,278

Contract owners’ equity at end of period	$2,529,087	2,772,549	406,603,443	389,255,521	5,902,159	6,226,124	48,335,383	58,765,601

CHANGE IN UNITS:
Beginning units	120,773	134,206	9,335,275	10,644,655	166,560	188,414	3,099,421	3,510,999
Units purchased	10,404	7,576	148,878	155,607	3,448	3,258	150,032	114,602
Units redeemed	(33,112)	(21,009)	(1,197,146)	(1,464,987)	(34,318)	(25,112)	(524,817)	(526,180)

Ending units	98,065	120,773	8,287,007	9,335,275	135,690	166,560	2,724,636	3,099,421

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVSIX2		NVSTB2		NVTIV3		SAM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(4,967)	(9,900)	34,284	57,889	3,653	23,735	(1,299,780)	920,141
Realized gain (loss) on investments	(441,307)	(594,734)	13,806	(3,915)	(91,525)	(26,909)	-	-
Change in unrealized gain (loss) on investments	864,979	110,717	44,006	100,995	98,047	37,075	-	-
Reinvested capital gains	118,173	1,119,501	-	-	-	172,011	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	536,878	625,584	92,096	154,969	10,175	205,912	(1,299,780)	920,141

Equity transactions:
Purchase payments received from contract owners (note 4)	19,047	44,314	33,825	97,792	19,960	17,755	30,325,341	24,624,571
Transfers between funds	162,621	(232,298)	846,121	2,038,948	(191,503)	(76,093)	60,639,472	52,643,540
Redemptions (notes 2, 3, and 4)	(188,393)	(258,672)	(308,117)	(2,565,024)	(186,972)	(183,708)	(90,896,571)	(92,419,404)
Adjustments to maintain reserves	153	(133)	(1,052)	1,030	35	(83)	139,496	(138,021)

Net equity transactions	(6,572)	(446,789)	570,777	(427,254)	(358,480)	(242,129)	207,738	(15,289,314)

Net change in contract owners’ equity	530,306	178,795	662,873	(272,285)	(348,305)	(36,217)	(1,092,042)	(14,369,173)
Contract owners’ equity at beginning of period	2,950,575	2,771,780	5,097,169	5,369,454	1,927,192	1,963,409	138,158,807	152,527,980

Contract owners’ equity at end of period	$3,480,881	2,950,575	5,760,042	5,097,169	1,578,887	1,927,192	137,066,765	138,158,807

CHANGE IN UNITS:
Beginning units	164,989	192,241	452,268	486,503	117,485	133,213	11,955,053	13,301,908
Units purchased	29,639	34,424	186,590	312,666	5,454	5,934	18,560,340	11,747,026
Units redeemed	(29,675)	(61,676)	(134,005)	(346,901)	(30,639)	(21,662)	(18,640,791)	(13,093,881)

Ending units	164,953	164,989	504,853	452,268	92,300	117,485	11,874,602	11,955,053

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCF		SCF2		SCGF		SCGF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(682,676)	(737,367)	(14,817)	(16,139)	(250,771)	(247,981)	(6,089)	(6,071)
Realized gain (loss) on investments	(486,717)	1,848,208	(58,769)	(54,439)	(1,446,109)	(572,457)	(24,053)	(5,556)
Change in unrealized gain (loss) on investments	11,924,551	6,234,668	209,158	145,887	6,519,267	1,345,295	85,294	4,885
Reinvested capital gains	2,714,490	8,053,351	37,529	101,135	2,851,419	5,674,892	45,453	89,217

Net increase (decrease) in contract owners’ equity resulting from operations	13,469,648	15,398,860	173,101	176,444	7,673,806	6,199,749	100,605	82,475

Equity transactions:
Purchase payments received from contract owners (note 4)	485,074	559,431	129	9,184	188,783	218,798	-	10,055
Transfers between funds	(2,552,823)	(1,592,944)	25,740	(14,773)	(1,551,849)	(184,136)	(23,597)	(1,657)
Redemptions (notes 2, 3, and 4)	(5,677,519)	(8,319,346)	(68,387)	(82,357)	(1,874,974)	(2,161,292)	(114,986)	(17,469)
Adjustments to maintain reserves	(32,776)	31,336	29	(50)	(528)	423	(27)	(19)

Net equity transactions	(7,778,044)	(9,321,523)	(42,489)	(87,996)	(3,238,568)	(2,126,207)	(138,610)	(9,090)

Net change in contract owners’ equity	5,691,604	6,077,337	130,612	88,448	4,435,238	4,073,542	(38,005)	73,385
Contract owners’ equity at beginning of period	72,339,672	66,262,335	877,797	789,349	22,657,753	18,584,211	330,474	257,089

Contract owners’ equity at end of period	$78,031,276	72,339,672	1,008,409	877,797	27,092,991	22,657,753	292,469	330,474

CHANGE IN UNITS:
Beginning units	1,336,070	1,520,562	30,782	34,162	614,712	675,853	14,853	15,327
Units purchased	52,022	43,542	2,789	2,850	33,095	55,050	909	522
Units redeemed	(199,727)	(228,034)	(4,124)	(6,230)	(120,541)	(116,191)	(6,535)	(996)

Ending units	1,188,365	1,336,070	29,447	30,782	527,266	614,712	9,227	14,853

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF		SCVF2		TRF		TRF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(548,015)	(52,399)	(7,733)	(5,234)	69,147	89,950	(3,618)	(3,740)
Realized gain (loss) on investments	(1,060,763)	411,954	(98,205)	(28,638)	7,513,207	7,449,880	18,669	59,957
Change in unrealized gain (loss) on investments	2,821,488	(10,690,613)	104,379	(55,342)	(6,232,355)	12,702,048	(9,896)	4,881
Reinvested capital gains	275,903	21,170,757	2,057	166,204	7,121,855	4,291,262	25,628	14,496

Net increase (decrease) in contract owners’ equity resulting from operations	1,488,613	10,839,699	498	76,990	8,471,854	24,533,140	30,783	75,594

Equity transactions:
Purchase payments received from contract owners (note 4)	543,417	634,825	15	7,038	699,636	638,981	-	-
Transfers between funds	(1,446,605)	(678,659)	900	12,835	(3,045,290)	(1,901,634)	15,611	23,445
Redemptions (notes 2, 3, and 4)	(5,244,287)	(6,922,319)	(75,435)	(47,925)	(8,827,737)	(9,940,329)	(12,050)	(61,205)
Adjustments to maintain reserves	(9,045)	9,487	(36)	40	(20,977)	21,225	59	9

Net equity transactions	(6,156,520)	(6,956,666)	(74,556)	(28,012)	(11,194,368)	(11,181,757)	3,620	(37,751)

Net change in contract owners’ equity	(4,667,907)	3,883,033	(74,058)	48,978	(2,722,514)	13,351,383	34,403	37,843
Contract owners’ equity at beginning of period	67,274,469	63,391,436	525,606	476,628	105,537,111	92,185,728	332,866	295,023

Contract owners’ equity at end of period	$62,606,562	67,274,469	451,548	525,606	102,814,597	105,537,111	367,269	332,866

CHANGE IN UNITS:
Beginning units	1,180,588	1,309,626	21,703	22,912	3,123,713	3,494,760	13,365	14,833
Units purchased	49,518	37,861	1,606	960	40,440	67,892	1,145	2,230
Units redeemed	(173,258)	(166,899)	(5,135)	(2,169)	(377,417)	(438,939)	(941)	(3,698)

Ending units	1,056,848	1,180,588	18,174	21,703	2,786,736	3,123,713	13,569	13,365

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMCG		AMMCGS		AMSRS		AMTB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(4,154)	(4,190)	(17,039)	(16,554)	(33,033)	(50,376)	116,271	85,061
Realized gain (loss) on investments	19,305	17,759	151,024	60,742	506,994	268,087	(24,806)	(4,372)
Change in unrealized gain (loss) on investments	57,408	35,864	202,336	163,602	174,078	962,757	101,291	182,561
Reinvested capital gains	12,959	16,089	72,915	91,966	253,391	414,088	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	85,518	65,522	409,236	299,756	901,430	1,594,556	192,756	263,250

Equity transactions:
Purchase payments received from contract owners (note 4)	(1,296)	2,893	4,647	4,482	44,697	8,111	55,180	102,678
Transfers between funds	(1,339)	(32,505)	232,802	51,506	(1,183,829)	183,530	(108,702)	(340,501)
Redemptions (notes 2, 3, and 4)	(8,859)	(57,785)	(277,533)	(176,414)	(632,096)	(471,456)	(909,508)	(879,852)
Adjustments to maintain reserves	(3,506)	3,529	(668)	662	187	(61,295)	(2,400)	2,370

Net equity transactions	(15,000)	(83,868)	(40,752)	(119,764)	(1,771,041)	(341,110)	(965,430)	(1,115,305)

Net change in contract owners’ equity	70,518	(18,346)	368,484	179,992	(869,611)	1,253,446	(772,674)	(852,055)
Contract owners’ equity at beginning of period	222,454	240,800	1,214,014	1,034,022	7,923,336	6,669,890	10,374,282	11,226,337

Contract owners’ equity at end of period	$292,972	222,454	1,582,498	1,214,014	7,053,725	7,923,336	9,601,608	10,374,282

CHANGE IN UNITS:
Beginning units	6,127	8,543	82,842	92,202	262,960	267,678	923,764	1,024,396
Units purchased	135	67	34,632	19,152	3,531	17,725	87,541	108,528
Units redeemed	(365)	(2,483)	(39,405)	(28,512)	(67,637)	(22,443)	(174,104)	(209,160)

Ending units	5,897	6,127	78,069	82,842	198,854	262,960	837,201	923,764

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVAAD		PMVEBD		PMVFAD		PMVLAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$112,664	62,566	45,464	41,098	62,460	12,380	(22,100)	284,660
Realized gain (loss) on investments	(73,925)	(47,251)	(11,870)	(18,411)	(74,080)	(40,891)	(53,218)	(176,152)
Change in unrealized gain (loss) on investments	99,722	354,782	44,931	132,154	141,724	119,587	432,186	405,441
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	138,461	370,097	78,525	154,841	130,104	91,076	356,868	513,949

Equity transactions:
Purchase payments received from contract owners (note 4)	85,521	10,718	3,544	4,202	4,114	4,773	202,852	86,241
Transfers between funds	(278,720)	(167,436)	(61,246)	276,916	(13,192)	(279,045)	5,964,141	463,680
Redemptions (notes 2, 3, and 4)	(709,783)	(278,051)	(186,273)	(242,898)	(82,825)	(89,783)	(2,223,637)	(3,331,300)
Adjustments to maintain reserves	50	(39)	310	(107)	204	6	(11,843)	13,677

Net equity transactions	(902,932)	(434,808)	(243,665)	38,113	(91,699)	(364,049)	3,931,513	(2,767,702)

Net change in contract owners’ equity	(764,471)	(64,711)	(165,140)	192,954	38,405	(272,973)	4,288,381	(2,253,753)
Contract owners’ equity at beginning of period	3,656,075	3,720,786	1,332,135	1,139,181	1,500,885	1,773,858	18,025,814	20,279,567

Contract owners’ equity at end of period	$2,891,604	3,656,075	1,166,995	1,332,135	1,539,290	1,500,885	22,314,195	18,025,814

CHANGE IN UNITS:
Beginning units	300,408	337,730	109,559	106,272	118,837	147,867	1,515,634	1,751,005
Units purchased	10,025	7,960	54,109	76,464	35,186	8,554	728,904	182,825
Units redeemed	(88,081)	(45,282)	(72,499)	(73,177)	(43,227)	(37,584)	(393,231)	(418,196)

Ending units	222,352	300,408	91,169	109,559	110,796	118,837	1,851,307	1,515,634

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRRA		PMVSTA		PMVTRA		PMVTRD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,621	3,233	718	49,850	9,299	19,588	109,624	207,661
Realized gain (loss) on investments	4,516	(4,436)	(6,333)	(5,581)	3,629	(11,342)	28,433	(87,139)
Change in unrealized gain (loss) on investments	47,375	38,978	45,085	16,285	41,226	64,251	543,471	640,413
Reinvested capital gains	-	-	-	-	9,114	-	131,793	-

Net increase (decrease) in contract owners’ equity resulting from operations	53,512	37,775	39,470	60,554	63,268	72,497	813,321	760,935

Equity transactions:
Purchase payments received from contract owners (note 4)	6,484	7,183	8,207	62,643	12,607	17,922	95,518	103,579
Transfers between funds	106,448	4,417	334,817	521,806	367,526	(138,525)	811,824	1,084,205
Redemptions (notes 2, 3, and 4)	(102,210)	(45,726)	(326,768)	(463,022)	(58,928)	(229,115)	(1,122,928)	(1,652,031)
Adjustments to maintain reserves	(8)	88	301	(8)	(590)	88	1,732	(498)

Net equity transactions	10,714	(34,038)	16,557	121,419	320,615	(349,630)	(213,854)	(464,745)

Net change in contract owners’ equity	64,226	3,737	56,027	181,973	383,883	(277,133)	599,467	296,190
Contract owners’ equity at beginning of period	548,688	544,951	4,034,738	3,852,765	885,286	1,162,419	11,472,537	11,176,347

Contract owners’ equity at end of period	$612,914	548,688	4,090,765	4,034,738	1,269,169	885,286	12,072,004	11,472,537

CHANGE IN UNITS:
Beginning units	37,055	39,494	386,679	374,983	51,913	73,075	960,670	1,002,626
Units purchased	9,002	5,106	250,628	121,453	28,543	4,734	197,031	164,733
Units redeemed	(8,575)	(7,545)	(249,003)	(109,757)	(11,367)	(25,896)	(216,176)	(206,689)

Ending units	37,482	37,055	388,304	386,679	69,089	51,913	941,525	960,670

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVEIB		PVIGIB		PVTIGB		HVSIT
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(143)	296	(185)	-	466	21	(2,027)	(1,522)
Realized gain (loss) on investments	(1,374)	-	693	-	(245)	(1,011)	(41,043)	(2,449)
Change in unrealized gain (loss) on investments	1,263	2,365	2,187	-	10,491	4,806	40,263	(10,101)
Reinvested capital gains	1,845	1,265	-	-	-	31	9,064	38,721

Net increase (decrease) in contract owners’ equity resulting from operations	1,591	3,926	2,695	-	10,712	3,847	6,257	24,649

Equity transactions:
Purchase payments received from contract owners (note 4)	4,009	-	-	-	1,227	-	1,955	2,224
Transfers between funds	244,153	-	38,446	-	88,665	1,812	(38,999)	47,425
Redemptions (notes 2, 3, and 4)	(234,460)	-	-	-	(9,219)	(2,587)	(12,283)	(6,316)
Adjustments to maintain reserves	3,521	9,392	(8)	-	(390)	(22)	33	(5)

Net equity transactions	17,223	9,392	38,438	-	80,283	(797)	(49,294)	43,328

Net change in contract owners’ equity	18,814	13,318	41,133	-	90,995	3,050	(43,037)	67,977
Contract owners’ equity at beginning of period	13,318	-	-	-	18,961	15,911	197,373	129,396

Contract owners’ equity at end of period	$32,132	13,318	41,133	-	109,956	18,961	154,336	197,373

CHANGE IN UNITS:
Beginning units	-	-	-	-	1,550	1,610	8,801	7,053
Units purchased	22,072	-	7,034	-	7,516	7,697	27,676	7,364
Units redeemed	(20,461)	-	(3,992)	-	(986)	(7,757)	(30,401)	(5,616)

Ending units	1,611	-	3,042	-	8,080	1,550	6,076	8,801

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ROCMC		TRHS2		VWEM		VWHA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,228)	(3,827)	(395,540)	(385,623)	119,134	(83,080)	(5,498)	(55,825)
Realized gain (loss) on investments	(23,269)	(10,493)	1,124,737	621,660	58,286	151,680	(622,831)	(750,332)
Change in unrealized gain (loss) on investments	76,460	40,113	5,949,169	6,452,963	1,359,467	2,977,535	1,284,558	1,356,229
Reinvested capital gains	4,163	29,819	2,271,680	1,582,827	381,897	310,053	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	54,126	55,612	8,950,046	8,271,827	1,918,784	3,356,188	656,229	550,072

Equity transactions:
Purchase payments received from contract owners (note 4)	8,488	8,962	561,546	577,763	58,282	72,833	5,739	4,869
Transfers between funds	(26,652)	(20,706)	(1,351,351)	(1,513,544)	(616,657)	(488,672)	(469,050)	(181,604)
Redemptions (notes 2, 3, and 4)	(42,253)	(34,230)	(3,529,982)	(3,967,377)	(814,704)	(1,271,696)	(335,964)	(925,167)
Adjustments to maintain reserves	(51)	(108)	164,437	(169,588)	318	(536)	(964)	1,133

Net equity transactions	(60,468)	(46,082)	(4,155,350)	(5,072,746)	(1,372,761)	(1,688,071)	(800,239)	(1,100,769)

Net change in contract owners’ equity	(6,342)	9,530	4,794,696	3,199,081	546,023	1,668,117	(144,010)	(550,697)
Contract owners’ equity at beginning of period	331,778	322,248	35,967,006	32,767,925	13,828,253	12,160,136	4,903,462	5,454,159

Contract owners’ equity at end of period	$325,436	331,778	40,761,702	35,967,006	14,374,276	13,828,253	4,759,452	4,903,462

CHANGE IN UNITS:
Beginning units	21,828	25,056	791,675	913,505	321,418	364,458	230,192	279,530
Units purchased	2,936	1,795	106,923	65,100	17,557	17,167	1,302	665
Units redeemed	(7,270)	(5,023)	(196,965)	(186,930)	(46,885)	(60,207)	(44,919)	(50,003)

Ending units	17,494	21,828	701,633	791,675	292,090	321,418	186,575	230,192

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWHAS		VYDS		VRVDRA		SVOF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(10,132)	(39,897)	(8,017)	(14,610)	311	2,010	(1,794)	(2,342)
Realized gain (loss) on investments	(1,045,435)	(174,242)	461,450	41,202	(28,596)	(8,468)	13,140	2,668
Change in unrealized gain (loss) on investments	1,716,359	553,414	(289,038)	412,081	5,571	(8,776)	(5,640)	22,986
Reinvested capital gains	-	-	145,593	138,533	2,435	15,248	9,387	19,225

Net increase (decrease) in contract owners’ equity resulting from operations	660,792	339,275	309,988	577,206	(20,279)	14	15,093	42,537

Equity transactions:
Purchase payments received from contract owners (note 4)	78,875	144,473	5,280	3,257	124	557	3,121	256
Transfers between funds	11,544	508,966	(2,666,408)	(197,160)	73,803	106,036	(94)	(137)
Redemptions (notes 2, 3, and 4)	(571,659)	(341,145)	(137,698)	(183,141)	(14,577)	(8)	(52,822)	(5,284)
Adjustments to maintain reserves	151	(159)	31	(45)	(2)	6	(952)	1,112

Net equity transactions	(481,089)	312,135	(2,798,795)	(377,089)	59,348	106,591	(50,747)	(4,053)

Net change in contract owners’ equity	179,703	651,410	(2,488,807)	200,117	39,069	106,605	(35,654)	38,484
Contract owners’ equity at beginning of period	3,834,464	3,183,054	2,488,807	2,288,690	106,605	-	185,277	146,793

Contract owners’ equity at end of period	$4,014,167	3,834,464	-	2,488,807	145,674	106,605	149,623	185,277

CHANGE IN UNITS:
Beginning units	646,381	592,731	101,115	117,873	9,856	-	5,414	5,488
Units purchased	383,410	187,694	600	582	25,589	26,379	27	-
Units redeemed	(453,333)	(134,044)	(101,715)	(17,340)	(21,629)	(16,523)	(2,051)	(74)

Ending units	576,458	646,381	-	101,115	13,816	9,856	3,390	5,414

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WFVSCG		DVIV		IVKMG2		GVDIVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(75,482)	(88,993)	38	27	(5,048)	(16,092)	293,333	956,710
Realized gain (loss) on investments	(215,156)	17,150	(134)	74	(508,791)	9,234	(2,093,019)	(107,456)
Change in unrealized gain (loss) on investments	3,064,839	342,374	(164)	178	59,817	138,955	1,136,335	(400,239)
Reinvested capital gains	393,646	1,307,772	-	-	343,550	198,534	-	179,675

Net increase (decrease) in contract owners’ equity resulting from operations	3,167,847	1,578,303	(260)	279	(110,472)	330,631	(663,351)	628,690

Equity transactions:
Purchase payments received from contract owners (note 4)	72,163	147,740	-	-	(78,170)	1,759	23,645	46,926
Transfers between funds	284,086	(2,604,757)	(926)	-	(1,112,179)	74,874	(3,688,498)	(63,593)
Redemptions (notes 2, 3, and 4)	(693,438)	(847,849)	-	(962)	(19,718)	(154,719)	(225,714)	(398,786)
Adjustments to maintain reserves	(47)	(130)	5	(3)	39,896	(36)	(161)	(155)

Net equity transactions	(337,236)	(3,304,996)	(921)	(965)	(1,170,171)	(78,122)	(3,890,728)	(415,608)

Net change in contract owners’ equity	2,830,611	(1,726,693)	(1,181)	(686)	(1,280,643)	252,509	(4,554,079)	213,082
Contract owners’ equity at beginning of period	6,063,586	7,790,279	1,181	1,867	1,280,643	1,028,134	4,554,079	4,340,997

Contract owners’ equity at end of period	$8,894,197	6,063,586	-	1,181	-	1,280,643	-	4,554,079

CHANGE IN UNITS:
Beginning units	159,441	254,215	64	122	58,064	62,022	450,949	495,354
Units purchased	66,111	47,996	-	-	11,002	27,514	24,011	22,784
Units redeemed	(75,700)	(142,770)	(64)	(58)	(69,066)	(31,472)	(474,960)	(67,189)

Ending units	149,852	159,441	-	64	-	58,064	-	450,949

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDIV2		NVMLV1		NVMLV2		NVLM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$18,846	58,684	33,625	1,157,056	3,259	320,306	(2,403)	1,128
Realized gain (loss) on investments	(127,518)	(3,582)	(3,922,036)	(292,345)	(1,000,382)	(79,759)	(31,000)	(2,732)
Change in unrealized gain (loss) on investments	65,367	(29,275)	1,283,421	(28,421)	333,477	(26,661)	2,273	84,631
Reinvested capital gains	-	11,376	1,924,854	478,912	484,869	119,247	43,786	11,084

Net increase (decrease) in contract owners’ equity resulting from operations	(43,305)	37,203	(680,136)	1,315,202	(178,777)	333,133	12,656	94,111

Equity transactions:
Purchase payments received from contract owners (note 4)	20	-	18,463	65,926	-	659	-	-
Transfers between funds	(239,754)	2,955	(4,818,927)	(579,795)	(1,150,077)	(100,795)	(565,147)	-
Redemptions (notes 2, 3, and 4)	(8,730)	(16,815)	(464,678)	(799,054)	(138,363)	(267,031)	(337)	(146,377)
Adjustments to maintain reserves	4,575	(32)	124	(152)	(44,336)	(115)	8	(29)

Net equity transactions	(243,889)	(13,892)	(5,265,018)	(1,313,075)	(1,332,776)	(367,282)	(565,476)	(146,406)

Net change in contract owners’ equity	(287,194)	23,311	(5,945,154)	2,127	(1,511,553)	(34,149)	(552,820)	(52,295)
Contract owners’ equity at beginning of period	287,194	263,883	5,945,154	5,943,027	1,511,553	1,545,702	552,820	605,115

Contract owners’ equity at end of period	$-	287,194	-	5,945,154	-	1,511,553	-	552,820

CHANGE IN UNITS:
Beginning units	21,902	22,763	264,285	328,297	70,890	91,899	45,996	58,491
Units purchased	785	436	19,826	8,352	431	9,696	18,183	-
Units redeemed	(22,687)	(1,297)	(284,111)	(72,364)	(71,321)	(30,705)	(64,179)	(12,495)

Ending units	-	21,902	-	264,285	-	70,890	-	45,996

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCA2		AMGP		AMTP
	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,972)	4,712	-	(473)	-	494
Realized gain (loss) on investments	(82,055)	(14,454)	-	(83,070)	-	3,373
Change in unrealized gain (loss) on investments	999	264,618	-	45,109	-	(6,733)
Reinvested capital gains	17,772	28,102	-	76,691	-	8,372

Net increase (decrease) in contract owners’ equity resulting from operations	(72,256)	282,978	-	38,257	-	5,506

Equity transactions:
Purchase payments received from contract owners (note 4)	2,065	41,662	-	(5)	-	-
Transfers between funds	(1,505,255)	(61,435)	-	(240,340)	-	(62,759)
Redemptions (notes 2, 3, and 4)	(55,472)	(297,658)	-	-	-	-
Adjustments to maintain reserves	(48)	(8)	-	35	-	58

Net equity transactions	(1,558,710)	(317,439)	-	(240,310)	-	(62,701)

Net change in contract owners’ equity	(1,630,966)	(34,461)	-	(202,053)	-	(57,195)
Contract owners’ equity at beginning of period	1,630,966	1,665,427	-	202,053	-	57,195

Contract owners’ equity at end of period	$-	1,630,966	-	-	-	-

CHANGE IN UNITS:
Beginning units	131,292	158,882	-	9,637	-	2,591
Units purchased	2,342	13,762	-	-	-	-
Units redeemed	(133,634)	(41,352)	-	(9,637)	-	(2,591)

Ending units	-	131,292	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Separate Account.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)*

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)

Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)

Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Value: Class II (WRVP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I (MSVIM)*

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)*

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)*

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)*

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

RATIONAL FUNDS

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

VICTORY FUNDS

Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)*

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	8/7/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	7/7/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	6/4/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	6/2/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	8/15/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	6/13/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/7/2019
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)		12/23/2020
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)		4/30/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG2	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares	OVAG2	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
GVDIV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II	NVMIVZ	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	10/16/2020

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVLM2	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II	GVIDM	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020
NVMLV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	NVAMVZ	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	9/11/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
ACVIG2	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II	9/25/2020
FHIBS	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares	Federated Insurance Series - Federated High Income Bond Fund II: Service Shares	5/1/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FQBS	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	5/1/2020
FVU2S	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAFBS	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
NCPG2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II	5/1/2020
NCPGI2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVAMV2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II	5/1/2020
NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	5/1/2020
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	5/1/2020
NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	5/1/2020
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	5/1/2020
NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	5/1/2020
NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	5/1/2020
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMLG2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVMMG2	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVOLG2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020
TRF2	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.60% to 3.95%.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.75% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $35 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
One-Year Step Up Death Benefit Option	0.05% - 0.10%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15% - 0.20%
5% Enhanced Death Benefit Option	0.05% - 0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%
Extra Value Option (EV)	0.45%
Capital Preservation Plus Option	0.50%
Spousal Protection Annuity Option	0.10%
America’s Income Annuity Income Foundation Rider	1.00%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $12,616,921 and $17,109,678, respectively, and total transfers from the Separate Account to the fixed account were $54,387,897 and $57,651,573, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$4,696,088,691	$-	$-	$4,696,088,691

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAB	$37,264	$147,980
ALVGIB	41,644	61,063
ALVIVB	85	2,195
ALVPGB	183,236	248,390
ALVSVB	781,927	1,253,437
ACVI	48,735	201,993
ACVIG	3,877,768	6,607,408
ACVIG2	80,555	139,233
ACVIP2	2,850,198	3,735,207
ACVMV1	783,528	3,646,605
ACVMV2	11,814	49,186
ACVU1	3,864	773
ACVV	163,479	283,772
ACVV2	335,920	230,961
BRVED3	940,391	1,241,682
BRVHY3	57,590,350	28,905,502
BRVTR3	4,991,713	927,916
MLVGA3	3,276,993	4,440,033
DCAP	4,869,068	6,837,855
DCAPS	82,877	131,515
DSC	24	63
DSIF	28,166,179	43,566,077
DSRG	1,293,276	4,992,635
DSRGS	672	967
DVMCSS	353,506	555,426
DVSCS	1,890,659	3,788,356
CLVHY2	358,810	613,228
DWVSVS	928,564	1,274,592
ETVFR	503,511	3,103,562
FHIBS	104,538	135,094
FQB	3,071,180	6,105,503
FQBS	69,295	272,764
FVU2S	4,640	3,752
FB2	9,290,895	3,592,317
FC2	1,623,445	537,452
FCS	253,632	1,547,945
FEI2	183,054	341,753
FEIS	9,948,515	21,549,734
FEMS2	861,648	436,409
FF10S	1,495,719	2,205,181
FF10S2	21,692	36,436
FF20S	1,632,559	2,737,659
FF20S2	9,528	12,396
FF30S	2,135,493	1,518,521
FF30S2	15,866	39,891
FG2	1,208,739	1,052,641
FGI2	971,836	574,171
FGOS	116,260	256,716
FGS	24,854,115	26,207,700
FHIS	16,411,447	24,903,663

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FIGBS	5,975,206	5,752,004
FMC2	61,359	324,083
FMCS	351,856	2,971,636
FNRS2	1,690,430	2,310,222
FO2	8,434	136,648
FOS	447,572	3,160,613
FRESS2	697,281	822,128
FVSS	1,007,041	1,526,650
FVSS2	17,421	37,514
FTVDM2	495,603	1,345,152
FTVFA2	1,002,743	867,562
FTVGI2	1,388,466	4,185,094
FTVIS2	1,881,798	6,377,929
FTVRD2	47,892	83,924
FTVSV2	1,324,888	1,707,639
TIF2	209,315	634,603
GVGMNS	1,136	67,599
GVMSAS	10,227	2,422
RVARS	756,010	740,499
SBLD	10,847	37,281
SBLJ	16,426	59,001
SBLN	90,901	349,400
SBLO	38,198	15,159
SBLP	50,928	86,859
SBLQ	55,827	36,303
SBLV	116,432	278,718
SBLX	4,423	13,262
SBLY	19,594	6,628
ACC2	140,689	240,021
ACEG	4,287	1,090
ACEG2	1,194,991	1,438,363
AVCE2	135,255	98,642
AVGI	477	28
IVHS	64,268	43,639
IVKEI1	25,178	44,521
IVMCC2	109,456	80,932
IVRE	24,094	22,031
OVAG	6,628,813	7,868,024
OVAG2	1,736,192	561,223
OVGI	8,331,574	10,585,812
OVGIS	175,675	295,486
OVGR	624,625	365,567
OVGS	4,260,329	15,623,182
OVGSS	32,486	90,135
OVIGS	463,753	872,317
OVSB	436,091	692,499
OVSBS	52,743	153,937
OVSC	817,715	1,526,891
OVSCS	15,917	27,111
WRASP	2,396,311	8,775,139
WRBDP	2,548,051	6,658,741
WRBP	2,780,043	5,964,375
WRCEP	4,673,500	12,896,151
WRDIV	743,840	1,573,483
WRENG	217,193	239,548
WRGBP	672,750	510,397
WRGNR	246,305	599,311
WRGP	14,518,288	17,015,810
WRHIP	3,737,840	8,254,512
WRI2P	681,575	1,938,415

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

WRIP	550,708	3,387,372
WRLTBP	1,841,092	1,096,327
WRMCG	4,040,650	4,465,536
WRMMP	12,845,543	11,479,931
WRRESP	619,088	675,362
WRSCP	199,023	5,389,472
WRSCV	491,670	864,032
WRSTP	9,010,517	11,235,500
WRVP	1,916,611	3,891,123
JPMMV1	1,086,102	2,477,555
JABS	3,938	9,110
JACAS	9,682,470	16,587,868
JAFBS	1,887,536	1,211,893
JAGTS	11,223,817	11,795,493
JAIGS	683,365	5,529,434
LZREMS	117,500	705,217
LOVTRC	395,827	260,194
M2IGSS	87,541	102,264
MMCGSC	141,161	232,389
MNDSC	1,579,521	1,185,622
MV2RIS	106,160	9,746
MV3MVS	74,065	22,801
MVFSC	2,244,291	6,262,697
MVIGSC	400,198	255,133
MVIVSC	896,989	4,462,035
MSEM	174,913	492,828
MSGI2	303,319	275,791
MSVF2	110,873	70,792
MSVFI	2,398,891	2,086,315
MSVMG	13,324	8,008
MSVRE	52,847	92,465
DTRTFB	157,774	22,880
EIF	2,048,842	2,591,070
GBF	23,188,719	28,993,247
GBF2	96,785	204,898
GEM	1,181,558	2,375,965
GEM2	8,970	69,798
GIG	507,060	1,891,751
GVAAA2	7,495,785	8,197,800
GVABD2	4,138,548	1,630,842
GVAGG2	2,685,161	5,263,104
GVAGI2	3,906,973	8,289,720
GVAGR2	7,996,958	8,873,447
GVDMA	5,085,269	11,925,803
GVDMC	2,373,692	5,160,297
GVEX1	1,013,676	70,247
GVEX2	10,066,983	9,535,653
GVIDA	3,295,366	3,763,379
GVIDC	2,230,867	3,576,630
GVIDM	8,677,746	14,965,458
GVIX8	1,398,636	655,869
HIBF	2,459,831	6,464,257
IDPG2	32,429	13,245
IDPGI2	1,346	7,926
MCIF	5,759,569	11,108,477
MSBF	1,356,239	4,276,566
NAMAA2	1,154,846	127,587
NAMGI2	166,747	75,857
NCPG2	23,659	89,034
NCPGI2	1,859	19,823

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVAMV1	3,486,620	18,858,274
NVAMV2	80,149	602,116
NVAMVX	10,653,711	88,142
NVAMVZ	1,598,170	99,462
NVCBD1	4,500,068	2,418,279
NVCBD2	12,910	123,675
NVCCA2	568,590	878,318
NVCCN2	1,976,142	1,969,813
NVCMA2	1,330,077	505,101
NVCMC2	220,866	631,848
NVCMD2	824,643	2,039,292
NVCRA2	296,901	505,075
NVCRB2	2,323,752	1,626,199
NVDBL2	1,579,733	1,456,888
NVDCA2	1,696,059	613,687
NVFIII	670,157	192,373
NVIE6	919	6,835
NVLCP2	1,665,695	1,132,724
NVMGA2	88,113	83,631
NVMIG1	12,832,958	5,914,638
NVMIVX	3,711,057	179,525
NVMIVZ	298,656	63,694
NVMLG1	10,065,608	4,856,954
NVMLG2	98,772	13,412
NVMMG1	12,223,266	11,083,441
NVMMG2	1,287,900	1,144,473
NVMMV2	1,316,295	5,044,145
NVNMO1	4,960,158	7,492,568
NVNMO2	297,644	309,644
NVNSR1	404,845	745,138
NVOLG1	43,450,589	48,916,896
NVOLG2	653,293	1,308,378
NVRE1	1,827,646	7,727,356
NVSIX2	579,973	473,492
NVSTB2	2,052,514	1,446,419
NVTIV3	76,778	431,704
SAM	111,527,224	112,729,090
SCF	3,617,160	9,331,762
SCF2	90,056	109,861
SCGF	3,584,623	4,222,013
SCGF2	64,378	163,598
SCVF	988,678	7,408,140
SCVF2	23,608	103,802
TRF	8,945,121	12,927,409
TRF2	56,308	30,737
AMCG	46,215	48,884
AMMCGS	645,380	629,588
AMSRS	331,767	1,882,637
AMTB	951,528	1,798,310
PMVAAD	259,427	1,049,746
PMVEBD	593,288	791,798
PMVFAD	512,083	541,526
PMVLAD	7,469,682	3,548,586
PMVRRA	149,451	137,109
PMVSTA	2,411,682	2,394,710
PMVTRA	544,026	204,409
PMVTRD	2,464,662	2,438,952
PVEIB	333,870	318,467
PVIGIB	83,929	45,668
PVTIGB	92,391	11,854

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

HVSIT	605,203	647,492
ROCMC	40,039	99,520
TRHS2	5,226,060	7,671,911
VWEM	1,112,094	1,984,282
VWHA	57,024	861,796
VWHAS	1,962,845	2,454,218
VYDS	170,553	2,831,803
VRVDRA	282,590	220,492
SVOF	13,058	55,257
WFVSCG	2,824,608	2,843,663
DVIV	41	934
GVDIV2	28,382	253,456
GVDIVI	497,204	4,094,790
IVKMG2	562,151	1,393,875
NVLCA2	46,477	1,596,395
NVLM2	239,762	763,893
NVMLV1	2,445,065	5,751,728
NVMLV2	532,916	1,377,699

	$720,834,543	$915,665,579

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	0.95%	to	1.35%	24,268	$14.36	to	$13.87	$341,608	1.30%	3.86%	to	3.45%
2019	0.95%	to	1.35%	33,133	13.83	to	13.41	449,541	1.82%	14.15%	to	13.69%
2018	0.95%	to	1.35%	39,659	12.12	to	11.79	473,096	1.55%	-8.23%	to	-8.61%
2017	0.95%	to	1.35%	42,817	13.20	to	12.90	558,017	1.78%	13.24%	to	12.78%
2016	0.95%	to	1.35%	37,760	11.66	to	11.44	434,769	0.56%	2.39%	to	1.97%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2020	1.50%	to	2.60%	22,988	26.55	to	21.53	568,703	1.33%	0.94%	to	-0.19%
2019	1.50%	to	2.60%	24,931	26.31	to	21.57	614,859	1.00%	21.76%	to	20.40%
2018	1.50%	to	2.60%	28,647	21.61	to	17.92	583,644	0.67%	-7.27%	to	-8.31%
2017	1.50%	to	2.60%	38,705	23.30	to	19.54	854,013	1.27%	16.82%	to	15.52%
2016	1.50%	to	2.60%	45,576	19.94	to	16.92	868,166	0.79%	9.41%	to	8.19%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2020			1.05%	709			8.97	6,357	1.36%			1.14%
2019			1.05%	986			8.87	8,742	0.58%			15.56%
2018			1.05%	1,311			7.67	10,058	0.62%			-23.28	%****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2020	1.50%	to	2.60%	30,587	45.51	to	36.90	1,302,020	0.00%	33.12%	to	31.64%
2019	1.50%	to	2.60%	34,807	34.19	to	28.03	1,116,243	0.00%	32.35%	to	30.87%
2018	1.50%	to	2.60%	34,696	25.83	to	21.42	843,878	0.00%	0.78%	to	-0.35%
2017	1.50%	to	2.60%	42,451	25.63	to	21.50	1,033,862	0.00%	29.70%	to	28.26%
2016	1.50%	to	2.60%	39,436	19.76	to	16.76	750,695	0.00%	0.82%	to	-0.30%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2020	0.95%	to	2.60%	143,577	22.58	to	27.70	3,457,484	0.77%	2.07%	to	0.37%
2019	0.95%	to	2.60%	170,467	22.12	to	27.60	4,018,110	0.32%	18.76%	to	16.79%
2018	0.95%	to	2.60%	189,914	18.63	to	23.63	3,771,116	0.23%	-16.10%	to	-17.51%
2017	0.95%	to	2.60%	209,462	22.21	to	28.65	5,005,526	0.23%	11.78%	to	9.92%
2016	0.95%	to	2.60%	283,349	19.87	to	26.06	6,052,090	0.34%	23.61%	to	21.56%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2020	0.95%	to	1.75%	49,565	31.25	to	20.92	1,504,809	0.48%	24.68%	to	23.68%
2019	0.95%	to	1.75%	56,286	25.06	to	16.92	1,373,477	40.20%	27.20%	to	26.17%
2018	0.95%	to	1.75%	64,695	19.70	to	13.41	1,240,568	1.27%	-16.03%	to	-16.71%
2017	0.95%	to	1.75%	67,928	23.46	to	16.10	1,554,477	0.86%	29.97%	to	28.92%
2016	0.95%	to	1.75%	75,002	18.05	to	12.49	1,322,597	1.05%	6.43%	to	-7.15%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.95%	to	2.20%	1,314,776	39.27	to	21.36	48,060,021	1.94%	10.75%	to	9.35%
2019	0.95%	to	2.25%	1,482,927	35.46	to	18.31	49,018,042	2.23%	22.77%	to	21.16%
2018	0.95%	to	2.25%	1,714,917	28.88	to	15.11	46,257,047	1.91%	-7.76%	to	-8.98%
2017	0.95%	to	2.25%	1,917,968	31.31	to	16.60	56,204,057	2.35%	19.34%	to	17.78%
2016	0.95%	to	2.25%	2,176,556	26.24	to	14.09	53,541,252	2.36%	12.41%	to	10.94%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2020	1.50%	to	2.60%	25,254	28.38	to	23.01	665,347	1.73%	9.78%	to	8.55%
2019	1.50%	to	2.60%	28,524	25.85	to	21.20	690,830	1.83%	21.89%	to	20.53%
2018	1.50%	to	2.60%	29,835	21.21	to	17.59	595,217	1.66%	-8.59%	to	-9.62%
2017	1.50%	to	2.60%	26,363	23.20	to	19.46	574,289	2.07%	18.50%	to	17.18%
2016	1.50%	to	2.60%	32,344	19.58	to	16.61	594,805	2.13%	11.51%	to	10.26%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.95%	to	2.60%	1,214,499	16.50	to	12.26	19,426,707	1.36%	8.51%	to	6.71%
2019	0.95%	to	2.60%	1,263,986	15.21	to	11.49	18,718,154	2.29%	7.87%	to	6.07%
2018	0.95%	to	2.60%	1,425,997	14.10	to	10.84	19,608,824	2.80%	-3.75%	to	-5.36%
2017	0.95%	to	2.60%	1,666,760	14.65	to	11.45	23,834,577	2.56%	2.69%	to	0.98%
2016	0.95%	to	2.60%	1,904,346	14.26	to	11.34	26,540,590	1.83%	3.40%	to	1.68%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.95%	to	2.05%	433,752	29.95	to	25.42	12,680,263	1.77%	0.25%	to	-0.86%
2019	0.95%	to	2.05%	549,257	29.87	to	25.64	16,058,010	2.07%	27.92%	to	26.50%
2018	0.95%	to	2.05%	607,635	23.35	to	20.27	13,910,646	1.41%	-13.67%	to	-14.63%
2017	0.95%	to	2.20%	700,119	27.05	to	23.33	18,589,736	1.52%	10.64%	to	9.24%
2016	0.95%	to	2.20%	825,875	24.45	to	21.35	19,860,790	1.70%	21.69%	to	20.16%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2020			1.75%	1,197			45.20	54,109	0.00%			47.23%
2019			1.75%	1,197			30.70	36,750	0.00%			32.22%
2018			1.75%	1,197			23.22	27,794	0.24%			-1.01%
2017			1.75%	1,197			23.46	28,079	0.36%			29.92%
2016			1.75%	1,197			18.06	21,612	0.33%			2.62%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2020	0.95%	to	1.30%	30,047	43.93	to	43.70	1,337,848	4.15%	0.00%
2019	0.95%	to	1.30%	35,430	43.92	to	43.84	1,580,331	140.04%	0.26%	to	0.25%
2018	0.95%	to	1.30%	40,853	34.91	to	34.97	1,450,289	1.65%	-10.00%	to	-10.33%
2017	0.95%	to	1.30%	50,241	38.79	to	39.00	1,985,452	1.64%	7.72%	to	7.35%
2016	0.95%	to	1.30%	55,773	36.01	to	36.33	2,050,095	1.72%	-19.32%	to	-18.92%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2020	1.10%	to	1.40%	7,046	13.08	to	13.05	91,993	6.67%	30.76%	to	30.50%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2020	0.95%	to	1.45%	296,372	15.42	to	14.99	4,524,177	1.91%	2.59%	to	2.07%
2019	0.95%	to	1.45%	334,983	15.04	to	14.68	4,989,255	1.88%	26.25%	to	25.61%
2018	0.95%	to	1.45%	250,016	11.91	to	11.69	2,952,347	1.72%	-8.30%	to	-8.77%
2017	0.95%	to	1.45%	250,682	12.99	to	12.81	3,239,435	1.67%	15.39%	to	14.81%
2016	0.95%	to	1.45%	168,473	11.26	to	11.16	1,889,914	1.96%	14.96%	to	14.38%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2020	0.95%	to	1.80%	2,644,421	12.71	to	12.10	33,151,377	3.64%	6.00%	to	5.09%
2019	0.95%	to	1.80%	351,457	11.99	to	11.51	4,173,806	5.13%	13.77%	to	12.79%
2018	0.95%	to	1.80%	158,292	10.54	to	10.21	1,658,479	5.33%	-3.82%	to	-4.65%
2017	0.95%	to	1.80%	152,696	10.95	to	10.71	1,665,006	4.91%	6.06%	to	5.16%
2016	0.95%	to	1.80%	104,058	10.33	to	10.18	1,071,051	5.39%	11.75%	to	10.79%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2020	0.95%	to	1.60%	547,624	11.64	to	11.22	6,302,120	1.69%	7.51%	to	6.81%
2019	0.95%	to	1.40%	209,631	10.83	to	10.60	2,256,802	2.58%	8.11%	to	7.62%
2018	0.95%	to	1.40%	122,277	10.02	to	9.85	1,218,634	2.45%	-1.67%	to	-2.12%
2017	0.95%	to	1.65%	127,999	10.19	to	10.00	1,298,726	2.21%	2.23%	to	1.51%
2016	0.95%	to	1.65%	128,933	9.96	to	9.85	1,282,078	1.78%	1.49%	to	0.77%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2020	0.95%	to	2.20%	1,115,923	22.69	to	19.56	24,748,369	1.26%	19.56%	to	18.05%
2019	0.95%	to	2.20%	1,254,561	18.97	to	16.57	23,316,567	1.21%	16.64%	to	15.17%
2018	0.95%	to	2.20%	1,485,732	16.27	to	14.39	23,721,194	0.79%	-8.46%	to	-9.62%
2017	0.95%	to	2.20%	1,849,976	17.77	to	15.92	32,292,865	1.28%	12.63%	to	11.21%
2016	0.95%	to	2.20%	1,974,068	15.78	to	14.31	30,664,529	1.13%	2.82%	to	1.53%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.95%	to	2.20%	1,106,405	48.99	to	26.09	50,619,173	0.79%	22.51%	to	20.97%
2019	0.95%	to	2.20%	1,252,432	39.99	to	21.57	46,836,385	1.24%	34.80%	to	33.10%
2018	0.95%	to	2.20%	1,502,340	29.66	to	16.21	41,726,731	1.25%	-7.74%	to	-8.91%
2017	0.95%	to	2.20%	1,736,120	32.15	to	17.79	52,188,946	1.34%	26.13%	to	24.54%
2016	0.95%	to	2.20%	1,911,699	25.49	to	14.29	45,619,500	1.62%	6.88%	to	5.54%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2020	1.50%	to	2.60%	22,823	33.28	to	26.99	692,503	0.55%	21.53%	to	20.17%
2019	1.50%	to	2.60%	26,283	27.38	to	22.46	665,280	0.93%	33.75%	to	32.25%
2018	1.50%	to	2.60%	33,290	20.47	to	16.98	627,254	1.01%	-8.50%	to	-9.53%
2017	1.50%	to	2.60%	36,702	22.38	to	18.77	760,544	1.08%	25.11%	to	23.72%
2016	1.50%	to	2.60%	45,726	17.89	to	15.17	764,805	1.38%	6.02%	to	4.84%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2020			0.95%	168			28.07	4,716	0.64%			18.75%
2019			0.95%	169			23.64	3,995	0.00%			20.62%
2018	0.95%	to	1.10%	836	19.60	to	19.09	16,067	0.00%	-19.85%	to	-19.97%
2017	0.95%	to	1.10%	864	24.45	to	23.86	20,758	0.00%	23.50%	to	23.31%
2016	0.95%	to	1.40%	1,714	19.80	to	18.48	32,470	0.00%	15.96%	to	15.44%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.95%	to	2.25%	6,977,342	46.85	to	23.08	307,756,817	1.57%	16.89%	to	15.35%
2019	0.95%	to	2.25%	7,902,392	40.08	to	20.01	298,318,773	1.87%	29.94%	to	28.23%
2018	0.95%	to	2.25%	8,980,364	30.85	to	15.61	261,134,504	1.64%	-5.55%	to	-6.79%
2017	0.95%	to	2.25%	10,335,915	32.66	to	16.74	317,771,851	1.70%	20.39%	to	18.81%
2016	0.95%	to	2.25%	11,452,165	27.13	to	14.09	292,893,239	2.00%	10.65%	to	9.20%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	0.95%	to	1.85%	1,109,719	37.41	to	21.80	39,778,531	1.11%	22.96%	to	21.85%
2019	0.95%	to	1.85%	1,246,109	30.43	to	17.89	36,386,965	1.93%	33.08%	to	31.87%
2018	0.95%	to	1.85%	1,412,248	22.86	to	13.57	31,021,009	1.80%	-5.32%	to	-6.18%
2017	0.95%	to	2.05%	1,618,748	24.15	to	13.92	37,628,917	1.15%	14.24%	to	12.98%
2016	0.95%	to	2.05%	1,793,904	21.14	to	12.32	36,551,616	1.31%	9.33%	to	8.12%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)
2020	1.60%	to	2.60%	1,372	29.94	to	24.74	38,085	0.88%	21.88%	to	20.64%
2019	1.60%	to	2.60%	1,384	24.56	to	20.51	31,645	1.47%	31.87%	to	30.53%
2018	1.60%	to	2.60%	2,014	18.63	to	15.71	34,888	1.51%	-6.17%	to	-7.13%
2017	1.60%	to	2.60%	2,015	19.85	to	16.92	37,366	0.97%	13.20%	to	12.06%
2016	1.50%	to	2.60%	4,024	17.80	to	15.10	68,888	1.02%	8.43%	to	7.22%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2020	0.95%	to	2.20%	97,380	14.51	to	13.33	1,397,061	0.58%	6.82%	to	5.47%
2019	0.95%	to	2.20%	112,707	13.59	to	12.64	1,518,150	0.42%	18.72%	to	17.22%
2018	0.95%	to	2.20%	142,762	11.44	to	10.79	1,620,311	0.40%	-16.49%	to	-17.55%
2017	0.95%	to	2.20%	212,109	13.70	to	13.08	2,887,384	0.83%	13.95%	to	12.52%
2016	0.95%	to	2.20%	142,240	12.03	to	11.63	1,700,367	0.87%	14.11%	to	12.67%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.95%	to	2.25%	495,529	41.79	to	32.65	20,081,001	1.12%	9.59%	to	8.15%
2019	0.95%	to	2.25%	588,856	38.13	to	30.19	21,786,794	0.91%	21.05%	to	19.46%
2018	0.95%	to	2.25%	694,720	31.50	to	25.27	21,263,402	0.80%	-9.84%	to	-11.04%
2017	0.95%	to	2.25%	726,969	34.94	to	28.41	24,682,130	0.67%	11.34%	to	9.88%
2016	0.95%	to	2.25%	809,818	31.38	to	25.85	24,708,904	0.91%	24.54%	to	22.91%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2020	0.95%	to	1.70%	48,004	11.82	to	11.50	565,531	4.77%	5.30%	to	4.50%
2019	0.95%	to	1.70%	75,041	11.23	to	11.00	841,014	4.89%	15.42%	to	14.54%
2018	0.95%	to	1.70%	21,647	9.73	to	9.61	210,422	5.26%	-4.92%	to	-5.64%
2017	0.95%	to	1.20%	19,387	10.23	to	10.21	198,252	0.45%	2.31%	to	2.14	%****
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.95%	to	1.75%	149,548	17.23	to	16.19	2,544,308	1.05%	-3.11%	to	-3.89%
2019	0.95%	to	1.75%	186,794	17.78	to	16.84	3,283,434	0.78%	26.51%	to	25.48%
2018	0.95%	to	1.80%	210,527	14.05	to	13.38	2,927,121	0.60%	-17.74%	to	-18.45%
2017	0.95%	to	1.80%	228,991	17.09	to	16.41	3,876,272	0.67%	10.70%	to	9.75%
2016	0.95%	to	1.80%	287,945	15.43	to	14.95	4,412,102	0.50%	29.84%	to	28.73%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2020	0.95%	to	1.65%	450,828	11.42	to	10.90	5,082,354	3.36%	1.03%	to	0.32%
2019	0.95%	to	1.80%	710,054	11.31	to	10.84	7,938,871	4.35%	6.06%	to	5.16%
2018	0.95%	to	1.65%	1,386,299	10.66	to	10.31	14,651,016	3.81%	-1.04%	to	-1.74%
2017	0.95%	to	1.65%	896,853	10.77	to	10.50	9,592,355	3.27%	2.46%	to	1.74%
2016	0.95%	to	1.65%	881,011	10.51	to	10.32	9,215,513	3.40%	7.91%	to	7.15%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)
2020	1.50%	to	2.60%	38,961	26.70	to	21.65	972,812	5.88%	3.88%	to	2.72%
2019	1.50%	to	2.60%	42,055	25.70	to	21.08	1,012,847	5.81%	12.42%	to	11.16%
2018	1.50%	to	2.60%	43,526	22.87	to	18.96	933,194	7.84%	-4.89%	to	-5.95%
2017	1.50%	to	2.60%	47,922	24.04	to	20.16	1,086,116	6.64%	4.97%	to	3.80%
2016	1.50%	to	2.60%	53,752	22.90	to	19.42	1,168,562	6.23%	12.82%	to	11.56%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.95%	to	2.25%	2,107,777	22.80	to	17.75	46,082,971	2.77%	7.09%	to	5.69%
2019	0.95%	to	2.25%	2,294,371	21.29	to	16.79	46,926,959	3.01%	8.40%	to	6.98%
2018	0.95%	to	2.25%	2,673,765	19.64	to	15.70	50,561,209	3.15%	-1.54%	to	-2.84%
2017	0.95%	to	2.25%	3,052,862	19.95	to	16.16	58,748,255	3.31%	3.05%	to	1.70%
2016	0.95%	to	2.25%	3,339,797	19.36	to	15.89	62,481,243	3.69%	2.84%	to	1.49%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2020	1.50%	to	2.60%	99,708	16.94	to	13.73	1,571,916	2.63%	6.24%	to	5.06%
2019	1.50%	to	2.60%	113,471	15.94	to	13.07	1,698,062	2.65%	7.53%	to	6.33%
2018	1.50%	to	2.60%	126,884	14.83	to	12.30	1,777,309	2.86%	-2.28%	to	-3.38%
2017	1.50%	to	2.60%	133,810	15.17	to	12.73	1,926,612	3.13%	2.20%	to	1.06%
2016	1.50%	to	2.60%	164,285	14.85	to	12.59	2,309,195	3.35%	1.98%	to	0.85%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2020	1.50%	to	2.60%	8,454	10.60	to	10.32	88,715	2.10%	-0.80%	to	-1.91%
2019	1.50%	to	2.60%	8,366	10.69	to	10.52	88,843	2.09%	18.12%	to	16.80%
2018	1.50%	to	2.60%	9,438	9.05	to	9.01	85,235	0.00%	-9.52%	to	-9.90	%****
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2020	0.95%	to	1.70%	940,058	16.93	to	16.34	15,828,110	1.52%	20.97%	to	20.05%
2019	0.95%	to	1.70%	567,188	14.00	to	13.61	7,902,913	1.72%	22.94%	to	22.01%
2018	0.95%	to	1.70%	368,192	11.39	to	11.16	4,177,589	1.50%	-5.35%	to	-6.07%
2017	0.95%	to	1.35%	195,160	12.03	to	11.95	2,344,092	1.50%	15.02%	to	14.55%
2016	0.95%	to	1.35%	84,218	10.46	to	10.43	880,135	2.44%	4.60%	to	4.32	%****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2020	0.95%	to	1.70%	128,285	14.24	to	44.81	1,824,278	0.03%	29.00%	to	28.02%
2019	0.95%	to	1.35%	30,424	11.04	to	11.01	335,690	0.19%	10.37%	to	10.07%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2020	0.95%	to	1.30%	246,911	69.46	to	63.18	16,527,271	0.15%	29.19%	to	0.29%
2019	0.95%	to	1.30%	269,187	53.76	to	49.08	13,969,438	37.86%	30.20%	to	0.30%
2018	0.95%	to	1.30%	293,629	41.29	to	37.83	11,719,522	0.60%	-7.38%	to	-7.71%
2017	0.95%	to	1.30%	319,729	44.58	to	40.99	13,806,020	0.89%	20.61%	to	20.21%
2016	0.95%	to	1.30%	351,906	36.96	to	34.10	12,620,741	0.71%	6.89%	to	-6.50%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2020	1.50%	to	2.60%	105,594	25.33	to	20.54	2,531,539	1.61%	4.84%	to	3.67%
2019	1.50%	to	2.60%	118,358	24.16	to	19.81	2,717,916	1.82%	25.20%	to	23.80%
2018	1.50%	to	2.60%	143,277	19.30	to	16.00	2,612,185	1.91%	-9.92%	to	-10.93%
2017	1.50%	to	2.60%	175,487	21.42	to	17.96	3,578,413	1.46%	10.97%	to	9.73%
2016	1.50%	to	2.60%	197,716	19.30	to	16.37	3,639,873	2.03%	15.95%	to	14.66%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2020	0.95%	to	2.20%	4,321,205	35.03	to	20.71	148,350,876	1.69%	5.53%	to	4.20%
2019	0.95%	to	2.20%	4,965,109	33.19	to	19.87	161,728,813	1.94%	26.12%	to	24.52%
2018	0.95%	to	2.20%	5,579,760	24.91	to	15.96	144,354,614	2.10%	-9.66%	to	-10.43%
2017	0.95%	to	2.20%	6,336,548	29.01	to	17.82	180,845,090	1.57%	11.74%	to	10.33%
2016	0.95%	to	2.20%	7,244,248	25.96	to	16.15	185,259,014	2.15%	16.79%	to	15.32%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2020	0.95%	to	1.45%	83,631	13.71	to	13.53	1,144,134	0.72%	29.63%	to	28.98%
2019	0.95%	to	1.45%	54,591	10.58	to	10.49	575,756	1.68%	27.97%	to	27.32%
2018	0.95%	to	1.40%	23,859	8.26	to	8.24	196,912	1.08%	-17.35%	to	-17.61	%****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2020	0.95%	to	1.95%	445,767	20.52	to	17.68	8,936,513	1.15%	11.32%	to	10.20%
2019	0.95%	to	1.95%	506,509	18.43	to	16.05	9,147,248	2.38%	14.90%	to	13.74%
2018	0.95%	to	1.95%	398,985	16.04	to	14.11	6,304,215	1.41%	-5.02%	to	-5.98%
2017	0.95%	to	1.95%	501,255	16.89	to	15.01	8,297,860	1.44%	11.92%	to	10.79%
2016	0.95%	to	1.95%	537,118	15.09	to	13.54	7,956,657	1.35%	4.28%	to	3.23%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.95%	to	1.65%	543,367	21.88	to	19.72	11,667,746	1.16%	13.82%	to	13.02%
2019	0.95%	to	1.65%	637,059	19.23	to	17.45	12,017,242	1.91%	18.87%	to	18.03%
2018	0.95%	to	1.65%	683,204	16.17	to	14.78	10,852,323	1.37%	-6.88%	to	-7.54%
2017	0.95%	to	1.65%	788,462	17.37	to	15.99	13,461,176	1.49%	15.37%	to	14.55%
2016	0.95%	to	1.65%	781,626	15.05	to	13.96	11,582,731	1.46%	5.04%	to	4.30%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.95%	to	1.80%	412,830	23.86	to	21.03	9,661,568	1.17%	15.65%	to	14.66%
2019	0.95%	to	1.80%	409,334	20.63	to	18.34	8,283,984	1.93%	23.19%	to	22.14%
2018	0.95%	to	1.80%	437,213	16.75	to	15.01	7,179,998	1.27%	-8.76%	to	-9.55%
2017	0.95%	to	1.80%	425,270	18.36	to	16.60	7,673,341	1.37%	19.67%	to	18.65%
2016	0.95%	to	2.05%	462,711	15.34	to	13.62	6,979,830	1.31%	5.51%	to	4.34%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2020	1.50%	to	2.60%	86,580	44.14	to	35.79	3,651,177	0.04%	41.40%	to	39.82%
2019	1.50%	to	2.60%	86,067	31.22	to	25.60	2,549,763	0.06%	31.97%	to	30.49%
2018	1.50%	to	2.60%	93,748	23.65	to	19.62	2,104,700	0.04%	-1.93%	to	-3.04%
2017	1.50%	to	2.60%	102,679	24.12	to	20.23	2,356,412	0.09%	32.80%	to	31.32%
2016	1.50%	to	2.60%	112,937	18.16	to	15.40	1,952,646	0.00%	-0.95%	to	-2.06%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2020	0.95%	to	1.40%	80,998	16.05	to	15.72	1,295,710	1.85%	6.57%	to	6.09%
2019	0.95%	to	2.25%	59,228	15.06	to	14.35	889,006	3.43%	28.45%	to	26.76%
2018	0.95%	to	2.25%	41,258	11.73	to	11.32	482,040	0.18%	-10.06%	to	-11.25%
2017	0.95%	to	1.55%	48,233	13.04	to	12.91	627,878	1.12%	15.51%	to	14.81%
2016	0.95%	to	1.55%	36,647	11.29	to	11.24	413,219	4.39%	12.89%	to	12.43	%****
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2020	0.95%	to	1.15%	35,083	67.81	to	62.24	2,209,189	0.00%			0.67%
2019	0.95%	to	1.15%	39,496	40.63	to	37.37	1,492,653	0.00%			0.39%
2018	0.95%	to	1.20%	42,468	29.16	to	26.84	1,153,856	0.11%	11.30%	to	10.95%
2017	0.95%	to	1.30%	44,345	26.20	to	23.72	1,084,022	0.20%	33.13%	to	32.66%
2016	0.95%	to	1.30%	50,374	19.68	to	17.88	926,496	0.22%	0.71%	to	1.05%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2020	0.95%	to	2.20%	3,860,121	63.00	to	31.47	227,768,289	0.06%	42.38%	to	40.59%
2019	0.95%	to	2.20%	4,238,904	44.25	to	22.38	175,722,429	0.17%	32.91%	to	31.23%
2018	0.95%	to	2.20%	4,776,521	33.29	to	17.06	149,016,687	0.15%	-1.23%	to	-2.48%
2017	0.95%	to	2.25%	5,430,132	33.71	to	13.90	172,145,036	0.13%	33.72%	to	31.98%
2016	0.95%	to	2.25%	6,033,833	25.21	to	10.53	143,259,482	0.00%	-0.24%	to	-1.55%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2020	0.95%	to	2.20%	1,566,897	20.14	to	14.49	31,783,885	4.68%	1.67%	to	0.39%
2019	0.95%	to	2.20%	2,066,203	19.80	to	14.43	41,359,444	5.30%	13.83%	to	12.39%
2018	0.95%	to	2.20%	2,079,838	17.40	to	12.84	36,572,943	4.73%	-4.52%	to	-5.73%
2017	0.95%	to	2.20%	2,362,322	18.22	to	13.62	43,563,664	3.87%	6.06%	to	4.72%
2016	0.95%	to	2.20%	3,382,223	17.18	to	13.01	59,057,775	4.73%	13.29%	to	11.86%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.95%	to	1.95%	1,926,738	18.22	to	15.23	34,089,177	2.18%	8.22%	to	7.13%
2019	0.95%	to	2.10%	1,940,016	16.83	to	13.86	31,766,102	2.73%	8.54%	to	7.28%
2018	0.95%	to	2.10%	1,859,392	15.51	to	12.92	28,063,667	2.34%	-1.58%	to	-2.73%
2017	0.95%	to	2.10%	2,053,401	15.76	to	13.28	31,571,131	2.30%	3.17%	to	1.98%
2016	0.95%	to	2.20%	2,213,017	15.27	to	12.84	33,024,163	2.28%	3.64%	to	2.33%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	1.50%	to	2.60%	61,079	45.13	to	36.59	2,594,689	0.40%	16.10%	to	14.80%
2019	1.50%	to	2.60%	64,950	38.87	to	31.88	2,386,621	0.67%	21.32%	to	19.97%
2018	1.50%	to	2.60%	72,782	32.04	to	26.57	2,211,274	0.38%	-16.06%	to	-17.00%
2017	1.50%	to	2.60%	89,197	38.17	to	32.01	3,213,619	0.48%	18.73%	to	17.41%
2016	1.50%	to	2.60%	102,792	32.15	to	27.26	3,134,229	0.29%	10.25%	to	9.02%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.95%	to	2.25%	765,914	26.69	to	21.98	19,979,162	0.55%	16.92%	to	15.38%
2019	0.95%	to	1.95%	882,848	22.82	to	19.87	19,738,564	0.77%	22.18%	to	20.94%
2018	0.95%	to	1.95%	1,046,188	18.68	to	16.43	19,162,875	0.54%	-15.45%	to	-16.31%
2017	0.95%	to	2.25%	1,201,536	22.10	to	18.94	26,055,811	0.61%	19.56%	to	18.00%
2016	0.95%	to	2.25%	1,351,989	18.48	to	16.05	24,563,941	0.40%	11.05%	to	9.60%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.95%	to	1.95%	613,980	5.89	to	5.07	3,533,349	2.69%	-33.52%	to	-34.19%
2019	0.95%	to	1.95%	715,331	8.86	to	7.71	6,196,120	1.79%	8.78%	to	7.68%
2018	0.95%	to	1.95%	804,187	8.14	to	7.16	6,413,205	0.68%	-25.49%	to	-26.24%
2017	0.95%	to	1.95%	939,861	10.93	to	9.71	10,084,194	1.30%	-3.70%	to	-4.67%
2016	0.95%	to	2.05%	1,298,045	11.35	to	10.07	14,490,532	0.54%	32.24%	to	30.78%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2020	1.50%	to	2.60%	80,631	13.33	to	12.51	1,058,192	0.22%	13.60%	to	12.33%
2019	1.50%	to	2.60%	91,375	11.74	to	11.14	1,057,381	1.50%	25.59%	to	24.19%
2018	1.50%	to	2.60%	103,544	9.34	to	8.97	957,036	1.25%	-16.34%	to	-17.28%
2017	1.50%	to	2.60%	111,908	11.17	to	10.84	1,239,219	1.14%	28.04%	to	26.62%
2016	1.50%	to	2.60%	135,568	8.72	to	8.56	1,176,260	1.13%	-6.69%	to	-7.72%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020	0.95%	to	2.20%	939,560	26.56	to	16.98	24,779,150	0.34%	14.40%	to	12.95%
2019	0.95%	to	2.20%	1,058,629	23.22	to	15.03	24,397,326	1.64%	26.46%	to	24.87%
2018	0.95%	to	2.20%	1,206,042	18.36	to	12.04	21,994,512	1.40%	-15.70%	to	-16.77%
2017	0.95%	to	2.20%	1,364,344	21.78	to	14.47	29,573,944	1.31%	28.87%	to	27.25%
2016	0.95%	to	2.20%	1,555,550	16.90	to	11.37	26,221,420	1.29%	-6.02%	to	-7.20%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2020	0.95%	to	1.45%	53,532	10.65	to	10.45	566,962	1.61%	-7.68%	to	-8.14%
2019	0.95%	to	1.45%	70,373	11.54	to	11.38	809,365	1.59%	21.78%	to	21.17%
2018	0.95%	to	1.40%	39,374	9.47	to	9.40	372,571	3.17%	-7.35%	to	-7.77%
2017	0.95%	to	1.40%	22,269	10.22	to	10.19	227,569	1.62%	2.24%	to	1.93	%****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.95%	to	2.05%	204,170	33.86	to	27.49	6,664,993	1.20%	7.15%	to	5.96%
2019	0.95%	to	2.05%	236,859	31.60	to	25.94	7,240,770	1.57%	33.02%	to	31.54%
2018	0.95%	to	2.05%	253,919	23.76	to	19.72	5,847,561	0.85%	-18.12%	to	-19.04%
2017	0.95%	to	2.05%	300,454	29.02	to	24.36	8,483,270	1.37%	18.08%	to	16.77%
2016	0.95%	to	2.05%	341,226	24.57	to	20.86	8,172,924	0.97%	8.44%	to	7.24%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2020	1.50%	to	2.60%	8,971	29.85	to	24.20	247,801	1.04%	6.40%	to	5.21%
2019	1.50%	to	2.60%	10,243	28.05	to	23.01	265,399	1.43%	32.09%	to	30.61%
2018	1.50%	to	2.60%	10,402	21.24	to	17.61	204,568	0.72%	-18.74%	to	-19.66%
2017	1.50%	to	2.60%	11,734	26.14	to	21.92	284,921	1.16%	17.30%	to	16.00%
2016	1.50%	to	2.60%	13,418	22.28	to	18.90	278,654	0.85%	7.64%	to	6.44%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.95%	to	1.95%	218,787	14.66	to	13.70	3,175,697	4.09%	16.07%	to	14.90%
2019	0.95%	to	1.95%	308,446	12.63	to	11.93	3,855,684	0.96%	25.49%	to	24.23%
2018	0.95%	to	2.05%	347,335	10.07	to	9.56	3,464,636	0.81%	-16.60%	to	-17.53%
2017	0.95%	to	2.05%	586,409	12.07	to	11.59	7,025,796	0.90%	39.08%	to	37.54%
2016	0.95%	to	2.05%	360,161	8.68	to	8.42	3,109,489	0.80%	16.33%	to	15.04%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.95%	to	1.95%	181,759	17.61	to	15.49	3,132,371	1.55%	10.68%	to	9.56%
2019	0.95%	to	1.95%	231,934	15.91	to	14.13	3,618,903	3.53%	18.72%	to	17.52%
2018	0.95%	to	1.95%	321,386	13.40	to	12.03	4,205,818	2.98%	-10.51%	to	-11.42%
2017	0.95%	to	2.05%	356,578	14.98	to	13.44	5,225,254	2.91%	10.92%	to	9.69%
2016	0.95%	to	2.05%	471,272	13.50	to	12.26	6,255,797	3.80%	12.11%	to	10.87%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.95%	to	2.20%	1,415,389	9.36	to	8.60	13,113,910	8.32%	-6.18%	to	-7.37%
2019	0.95%	to	2.20%	1,822,612	9.98	to	9.28	18,021,033	7.14%	1.04%	to	-0.23%
2018	0.95%	to	2.20%	2,084,883	9.87	to	9.30	20,432,036	0.00%	0.96%	to	-0.32%
2017	0.95%	to	2.20%	2,352,471	9.78	to	9.33	22,878,917	0.00%	0.96%	to	-0.31%
2016	0.95%	to	2.20%	2,488,411	9.69	to	9.36	24,006,948	0.00%	1.96%	to	0.68%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.95%	to	2.20%	1,392,650	19.43	to	16.13	26,303,393	5.75%	-0.26%	to	-1.52%
2019	0.95%	to	2.20%	1,729,478	19.48	to	16.38	32,786,655	5.45%	14.96%	to	13.51%
2018	0.95%	to	2.20%	1,888,724	16.95	to	14.43	31,218,436	4.79%	-5.22%	to	-6.42%
2017	0.95%	to	2.20%	2,292,231	17.88	to	15.42	40,038,262	4.17%	8.63%	to	7.27%
2016	0.95%	to	2.20%	2,722,160	16.46	to	14.37	43,856,874	4.76%	12.94%	to	11.52%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2020	0.95%	to	1.85%	287,835	23.26	to	20.35	6,632,503	1.51%	4.19%	to	3.24%
2019	0.95%	to	1.85%	326,011	22.33	to	19.71	7,200,042	1.02%	25.15%	to	24.01%
2018	0.95%	to	1.85%	365,050	17.84	to	15.89	6,566,045	0.88%	-13.71%	to	-14.50%
2017	0.95%	to	1.85%	444,736	20.67	to	18.59	9,243,586	0.51%	9.60%	to	8.61%
2016	0.95%	to	1.85%	564,644	18.86	to	17.11	10,548,966	0.81%	28.95%	to	27.79%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.95%	to	1.95%	309,515	9.01	to	8.42	2,784,590	3.35%	-2.10%	to	-3.09%
2019	0.95%	to	1.95%	371,200	9.21	to	8.69	3,407,816	1.74%	11.46%	to	10.33%
2018	0.95%	to	1.95%	418,364	8.26	to	7.88	3,452,319	2.64%	-16.25%	to	-17.10%
2017	0.95%	to	1.95%	494,977	9.86	to	9.50	4,876,860	2.56%	15.59%	to	14.42%
2016	0.95%	to	1.95%	533,157	8.53	to	8.31	4,548,091	1.94%	6.16%	to	5.09%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.95%	to	1.35%	4,141	13.89	to	13.41	56,698	0.15%	3.12%	to	2.71%
2019	0.95%	to	1.35%	9,237	13.47	to	13.06	123,563	1.40%	10.87%	to	10.43%
2018	0.95%	to	1.40%	10,799	12.15	to	11.78	130,122	0.58%	-5.25%	to	-5.68%
2017	0.95%	to	1.40%	15,200	12.82	to	12.49	193,372	0.32%	12.04%	to	11.53%
2016	0.95%	to	1.35%	12,607	11.44	to	11.23	143,584	0.25%	3.35%	to	2.93%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020	0.95%	to	1.35%	2,287	10.74	to	10.63	24,503	2.53%	5.71%	to	5.28%
2019	0.95%	to	1.35%	1,561	10.16	to	10.09	15,816	2.32%	7.79%	to	7.35%
2018	1.10%	to	1.35%	1,921	9.42	to	9.40	18,076	4.95%	-5.81%	to	-5.97	%****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.95%	to	1.65%	54,574	10.94	to	10.36	585,988	1.44%	6.37%	to	5.62%
2019	0.95%	to	1.65%	52,499	10.28	to	9.81	534,748	2.40%	4.02%	to	3.28%
2018	0.95%	to	1.65%	69,982	9.89	to	9.50	687,051	0.00%	-5.98%	to	-6.65%
2017	0.95%	to	1.65%	81,754	10.51	to	10.17	853,978	0.00%	2.69%	to	1.97%
2016	0.95%	to	1.65%	121,608	10.24	to	9.98	1,238,068	0.10%	-1.43%	to	-2.12%
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2020	1.10%	to	1.15%	10,489	17.04	to	16.92	178,051	0.00%	0.05%	to	0.05%
2019	1.10%	to	1.15%	12,569	16.16	to	16.05	202,515	0.00%	0.20%	to	0.20%
2018	0.95%	to	1.15%	14,576	13.72	to	13.37	195,857	2.82%	-9.02%	to	-9.23%
2017	0.95%	to	1.15%	17,170	15.08	to	14.73	254,251	2.69%	13.98%	to	13.75%
2016	0.95%	to	1.25%	19,344	13.23	to	12.81	251,590	2.76%	-9.34%	to	-8.93%
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2020	0.95%	to	1.20%	3,949	31.20	to	30.07	120,576	0.00%	0.31%	to	0.31%
2019	0.95%	to	1.20%	5,884	23.84	to	23.04	137,490	0.00%	0.31%	to	0.31%
2018	0.95%	to	1.20%	7,114	18.14	to	17.57	126,760	1.29%	-7.97%	to	-8.25%
2017	0.95%	to	1.30%	7,523	19.71	to	18.92	145,839	0.94%	23.50%	to	23.02%
2016	0.95%	to	1.30%	8,956	15.96	to	15.38	140,796	0.50%	-7.62%	to	-7.25%
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)
2020	0.95%	to	1.20%	29,189	22.67	to	21.85	646,949	0.00%	0.12%	to	0.11%
2019	0.95%	to	1.20%	44,943	20.33	to	19.64	896,283	0.00%			0.19%
2018	0.95%	to	1.20%	45,296	17.09	to	16.55	760,272	1.59%	-6.61%	to	-6.87%
2017	0.95%	to	1.30%	34,795	18.30	to	17.56	626,137	1.53%	13.31%	to	12.85%
2016	0.95%	to	1.30%	35,383	16.15	to	15.56	562,690	1.29%	-7.02%	to	-6.65%
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)
2020	0.95%	to	1.15%	9,716	23.40	to	22.72	222,610	0.00%	0.01%	to	0.01%
2019	0.95%	to	1.15%	9,091	23.19	to	22.56	206,876	0.00%	0.23%	to	0.22%
2018	0.95%	to	1.15%	17,613	18.92	to	18.45	328,210	1.11%	-11.46%	to	-11.64%
2017	0.95%	to	1.15%	11,751	21.37	to	20.88	247,547	1.04%	13.67%	to	13.48%
2016	0.95%	to	1.15%	12,930	18.80	to	18.40	239,826	1.52%	-21.53%	to	-21.29%
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2020	0.95%	to	1.15%	12,897	22.45	to	21.80	283,650	0.00%	0.04%	to	0.03%
2019	0.95%	to	1.15%	15,592	21.66	to	21.08	331,414	0.00%	0.11%	to	0.10%
2018	0.95%	to	1.25%	25,131	19.58	to	18.85	482,824	7.56%	-5.04%	to	-5.32%
2017	0.95%	to	1.30%	18,538	20.62	to	19.79	375,131	5.16%	5.26%	to	4.82%
2016	0.95%	to	1.30%	13,924	19.59	to	18.88	268,189	9.00%	-16.40%	to	-16.04%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
2020	0.95%	to	1.25%	21,802	24.26	to	23.21	516,064	0.00%	-0.02%	to	-0.02%
2019	0.95%	to	1.25%	22,530	24.73	to	23.73	544,641	0.00%	0.21%	to	0.21%
2018	0.95%	to	1.25%	23,154	20.37	to	19.61	461,864	0.35%	-13.50%	to	-13.76%
2017	0.95%	to	1.30%	25,423	23.55	to	22.60	587,183	0.38%	2.70%	to	2.31%
2016	0.95%	to	1.30%	27,178	22.93	to	22.09	612,050	0.12%	-25.44%	to	-25.01%
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)
2020	0.95%	to	1.30%	52,127	26.14	to	24.83	1,329,371	0.00%	0.03%	to	0.03%
2019	0.95%	to	1.30%	62,262	25.31	to	24.12	1,539,664	0.00%	0.26%	to	0.25%
2018	0.95%	to	1.30%	72,735	20.16	to	19.29	1,435,378	0.59%	-13.81%	to	-14.11%
2017	0.95%	to	1.30%	73,814	23.39	to	22.46	1,693,125	0.66%	12.61%	to	12.24%
2016	0.95%	to	1.30%	95,468	20.77	to	20.01	1,946,667	0.93%	-25.57%	to	-25.14%
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2020	1.10%	to	1.20%	2,942	29.67	to	29.24	87,099	0.00%	0.30%	to	0.30%
2019	1.10%	to	1.20%	3,538	22.76	to	22.45	80,405	0.00%	0.24%	to	0.24%
2018	0.95%	to	1.20%	4,858	18.66	to	18.08	88,937	1.07%	-11.19%	to	-11.37%
2017	0.95%	to	1.20%	3,810	21.01	to	20.40	78,620	0.68%	21.23%	to	20.92%
2016	0.95%	to	1.25%	6,248	17.33	to	16.78	106,657	0.28%	-12.39%	to	-12.02%
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2020	1.10%	to	1.25%	3,022	35.42	to	34.65	106,022	0.00%	0.36%	to	0.36%
2019	1.10%	to	1.25%	2,667	25.98	to	25.45	68,631	0.00%	0.32%	to	0.32%
2018	0.95%	to	1.25%	4,235	19.99	to	19.24	82,791	1.52%	-4.58%	to	-4.85%
2017	0.95%	to	1.25%	4,825	20.95	to	20.22	99,100	1.04%	28.92%	to	28.46%
2016	0.95%	to	1.25%	5,084	16.25	to	15.74	81,148	0.59%	-7.69%	to	-7.37%
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
2020	1.50%	to	2.60%	106,659	25.50	to	20.68	2,561,024	2.17%	-2.57%	to	-3.66%
2019	1.50%	to	2.60%	114,984	26.17	to	21.46	2,839,418	1.65%	23.07%	to	21.69%
2018	1.50%	to	2.60%	128,798	21.27	to	17.64	2,599,453	1.41%	-13.69%	to	-14.66%
2017	1.50%	to	2.60%	149,931	24.64	to	20.67	3,520,225	1.93%	15.82%	to	14.53%
2016	1.50%	to	2.60%	165,817	21.28	to	18.05	3,363,738	1.22%	15.24%	to	13.95%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2020	0.95%	to	1.25%	1,978	34.99	to	34.08	67,645	0.07%	41.00%	to	40.58%
2019	0.95%	to	1.25%	1,988	24.82	to	24.25	48,344	0.00%	35.46%	to	35.05%
2018	0.95%	to	1.30%	2,561	18.32	to	17.89	46,133	0.00%	-4.54%	to	-4.88%
2017	0.95%	to	1.30%	2,882	19.19	to	18.81	54,489	0.06%	26.14%	to	25.69%
2016	0.95%	to	1.30%	1,464	15.22	to	14.97	22,051	0.00%	1.30%	to	0.94%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.95%	to	2.35%	88,763	34.24	to	33.64	3,184,699	0.00%	40.65%	to	38.66%
2019	0.95%	to	2.60%	109,377	24.34	to	23.18	2,786,714	0.00%	35.13%	to	32.88%
2018	0.95%	to	2.60%	120,845	18.01	to	17.45	2,296,234	0.00%	-4.81%	to	-6.40%
2017	0.95%	to	2.60%	130,130	18.92	to	18.64	2,608,169	0.00%	25.82%	to	23.74%
2016	0.95%	to	2.60%	101,117	15.04	to	15.07	1,665,854	0.00%	1.05%	to	-0.63%
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
2020	1.50%	to	2.50%	19,781	22.29	to	19.19	409,070	1.13%	11.87%	to	10.73%
2019	1.50%	to	2.50%	22,499	19.92	to	17.33	419,301	0.17%	26.74%	to	25.45%
2018	1.50%	to	2.50%	25,065	15.72	to	13.81	371,249	0.00%	-10.97%	to	-11.88%
2017	1.50%	to	2.50%	27,025	17.66	to	15.67	451,855	0.80%	11.19%	to	10.06%
2016	1.50%	to	2.50%	33,768	15.88	to	14.24	511,945	0.51%	8.37%	to	7.28%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2020			1.55%	79			27.46	2,169	1.37%			12.09%
2019			1.55%	79			24.50	1,935	0.63%			26.97%
2018	1.10%	to	1.55%	144	20.86	to	19.29	2,880	0.91%	-10.40%	to	-10.81%
2017	1.10%	to	1.55%	144	23.28	to	21.63	3,222	1.05%	11.93%	to	11.43%
2016	1.10%	to	1.55%	144	20.80	to	19.41	2,886	0.76%	9.05%	to	8.56%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2020	0.95%	to	1.20%	13,904	34.22	to	32.99	463,950	0.00%	0.13%	to	0.13%
2019	0.95%	to	1.20%	13,508	30.19	to	29.17	398,369	0.00%	0.31%	to	0.31%
2018	0.95%	to	1.20%	13,264	23.00	to	22.28	298,962	0.00%	-0.04%	to	-0.31%
2017	0.95%	to	1.20%	13,070	23.01	to	22.35	295,183	0.35%	14.71%	to	14.44%
2016	0.95%	to	1.20%	16,171	20.06	to	19.53	318,961	0.00%	12.29%	to	12.54%
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
2020	0.95%	to	1.55%	21,489	19.29	to	18.19	405,036	2.43%	8.91%	to	8.25%
2019	0.95%	to	1.70%	24,204	17.72	to	16.59	418,351	2.57%	19.22%	to	18.32%
2018	0.95%	to	1.70%	25,275	14.86	to	14.02	367,461	2.14%	-10.37%	to	-11.05%
2017	0.95%	to	1.70%	29,424	16.58	to	15.76	479,522	2.15%	9.98%	to	9.15%
2016	0.95%	to	1.70%	20,133	15.07	to	14.44	298,616	2.07%	14.03%	to	13.17%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2020	0.95%	to	1.75%	8,850	18.51	to	17.25	160,806	0.45%	7.91%	to	7.03%
2019	0.95%	to	1.75%	8,723	17.15	to	16.12	147,492	0.21%	23.85%	to	22.85%
2018	0.95%	to	1.75%	11,848	13.85	to	13.12	161,935	0.09%	-12.44%	to	-13.16%
2017	0.95%	to	1.75%	30,149	15.82	to	15.11	472,560	0.32%	13.57%	to	12.65%
2016	0.95%	to	1.75%	30,540	13.93	to	13.41	422,158	0.00%	12.09%	to	11.19%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2020	0.95%	to	1.20%	11,092	14.75	to	14.22	159,629	0.00%	-0.13%	to	-0.13%
2019	0.95%	to	1.20%	11,638	16.99	to	16.42	193,161	0.00%	0.22%	to	0.22%
2018	0.95%	to	1.20%	13,854	13.94	to	13.51	188,963	3.89%	-7.07%	to	-7.28%
2017	0.95%	to	1.30%	14,768	15.00	to	14.40	217,119	2.93%	11.94%	to	11.63%
2016	0.95%	to	1.30%	17,134	13.40	to	12.90	225,224	1.63%	-1.13%	to	-0.70%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.95%	to	2.25%	1,397,273	48.54	to	16.73	72,599,904	0.04%	39.35%	to	37.52%
2019	0.95%	to	2.25%	1,535,748	34.83	to	12.17	57,280,606	0.00%	38.04%	to	36.23%
2018	0.95%	to	2.25%	1,695,111	25.23	to	8.93	45,856,503	0.00%	-7.34%	to	-8.21%
2017	0.95%	to	2.25%	1,894,158	30.93	to	9.73	55,154,308	0.03%	27.57%	to	25.90%
2016	0.95%	to	2.25%	2,100,619	21.26	to	7.73	48,032,799	0.00%	1.36%	to	0.04%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2020	0.95%	to	2.20%	111,981	14.70	to	14.57	1,642,705	0.00%	46.97%	to	45.73	%****
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.95%	to	2.20%	2,111,151	36.02	to	23.12	78,530,294	1.47%	12.86%	to	11.44%
2019	0.95%	to	2.20%	2,407,684	31.91	to	20.74	79,468,520	1.10%	30.83%	to	29.18%
2018	0.95%	to	2.20%	2,794,427	24.39	to	16.06	70,619,655	1.16%	-8.77%	to	-9.92%
2017	0.95%	to	2.20%	3,217,862	26.74	to	17.83	89,161,949	1.25%	15.80%	to	14.35%
2016	0.95%	to	2.20%	3,627,509	23.09	to	15.59	86,866,107	1.11%	10.56%	to	9.17%
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2020	1.50%	to	2.60%	42,077	30.22	to	24.51	1,204,937	1.19%	11.99%	to	10.74%
2019	1.50%	to	2.60%	50,425	26.99	to	22.13	1,298,910	0.84%	29.76%	to	28.31%
2018	1.50%	to	2.60%	65,818	20.80	to	17.25	1,310,590	0.94%	-9.48%	to	-10.50%
2017	1.50%	to	2.60%	82,046	22.98	to	19.27	1,815,419	1.03%	14.89%	to	13.61%
2016	1.50%	to	2.60%	97,674	20.00	to	16.96	1,886,355	0.85%	9.63%	to	8.41%
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)
2020	0.95%	to	1.35%	80,153	52.55	to	52.72	4,417,856	0.00%	35.29%	to	0.35%
2019	0.95%	to	1.35%	86,084	38.84	to	39.12	3,515,137	2.35%	34.90%	to	0.34%
2018	0.95%	to	1.35%	102,493	28.79	to	29.12	3,104,093	0.32%	-6.63%	to	-6.99%
2017	0.95%	to	1.35%	112,906	30.84	to	31.31	3,668,358	0.24%	25.63%	to	25.09%
2016	0.95%	to	1.35%	131,688	24.55	to	25.03	3,412,678	0.40%	-3.13%	to	3.51%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.95%	to	2.60%	2,834,665	38.35	to	27.10	104,516,116	0.69%	26.43%	to	24.32%
2019	0.95%	to	2.60%	3,327,486	30.34	to	21.80	97,140,212	0.92%	30.54%	to	28.36%
2018	0.95%	to	2.60%	3,705,894	23.24	to	16.98	82,927,109	1.00%	-14.01%	to	-15.45%
2017	0.95%	to	2.60%	4,124,005	27.03	to	20.09	107,483,681	0.93%	35.37%	to	33.12%
2016	0.95%	to	2.60%	4,719,143	19.96	to	15.09	91,043,133	1.06%	-0.87%	to	-2.51%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2020	1.50%	to	2.35%	24,776	39.89	to	33.93	915,939	0.45%	25.43%	to	24.35%
2019	1.50%	to	2.35%	27,113	31.80	to	27.29	803,937	0.64%	29.48%	to	28.37%
2018	1.50%	to	2.35%	28,001	24.56	to	21.26	643,502	0.78%	-14.70%	to	-15.44%
2017	1.50%	to	2.35%	34,278	28.79	to	25.14	929,866	0.73%	34.28%	to	33.13%
2016	1.50%	to	2.35%	37,316	21.44	to	18.88	756,880	0.78%	-1.65%	to	-2.50%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.95%	to	1.65%	125,849	13.51	to	12.89	1,689,449	0.60%	19.89%	to	19.05%
2019	0.95%	to	1.65%	160,495	11.27	to	10.83	1,799,969	0.72%	26.74%	to	25.84%
2018	0.95%	to	1.65%	142,335	8.89	to	8.60	1,260,915	0.66%	-20.32%	to	-20.89%
2017	0.95%	to	1.65%	156,310	11.16	to	10.88	1,738,983	1.18%	25.25%	to	24.37%
2016	0.95%	to	1.65%	130,673	8.91	to	8.74	1,161,952	0.81%	-3.64%	to	-4.32%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.95%	to	2.20%	251,724	11.72	to	10.56	2,903,968	5.63%	2.42%	to	1.13%
2019	0.95%	to	2.20%	288,731	11.44	to	10.45	3,259,184	3.74%	9.75%	to	8.37%
2018	0.95%	to	2.20%	344,577	10.43	to	9.64	3,550,704	4.92%	-5.31%	to	-6.51%
2017	0.95%	to	2.20%	394,011	11.01	to	10.31	4,296,398	2.24%	5.27%	to	3.94%
2016	0.95%	to	2.20%	388,269	10.46	to	9.92	4,030,567	4.78%	5.52%	to	4.20%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2020	1.50%	to	2.60%	47,899	19.33	to	15.67	863,121	5.18%	1.45%	to	0.31%
2019	1.50%	to	2.60%	55,703	19.05	to	15.62	990,289	3.47%	8.95%	to	7.73%
2018	1.50%	to	2.60%	58,170	17.49	to	14.50	960,939	4.32%	-5.98%	to	-7.04%
2017	1.50%	to	2.60%	81,296	18.60	to	15.60	1,442,987	2.03%	4.45%	to	3.29%
2016	1.50%	to	2.60%	99,842	17.81	to	15.10	1,708,139	4.61%	4.68%	to	3.51%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.95%	to	2.20%	252,567	28.67	to	23.79	7,084,627	0.62%	18.79%	to	17.29%
2019	0.95%	to	2.20%	289,998	24.13	to	20.29	6,836,932	0.20%	25.27%	to	23.69%
2018	0.95%	to	2.20%	368,444	19.26	to	16.40	6,950,625	0.31%	-11.18%	to	-12.31%
2017	0.95%	to	2.20%	437,678	21.69	to	18.70	9,309,388	0.84%	13.07%	to	11.65%
2016	0.95%	to	2.20%	500,247	19.18	to	16.75	9,432,896	0.51%	16.93%	to	15.46%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.95%	to	2.25%	1,548,990	39.69	to	29.86	59,474,461	1.99%	12.80%	to	11.32%
2019	0.95%	to	2.25%	1,781,240	35.19	to	26.83	60,694,078	2.03%	20.62%	to	19.04%
2018	0.95%	to	2.25%	2,151,884	29.17	to	22.54	60,922,835	1.74%	-6.34%	to	-7.58%
2017	0.95%	to	2.25%	2,573,926	31.15	to	24.38	77,920,106	1.53%	17.15%	to	15.62%
2016	0.95%	to	2.25%	3,110,006	26.59	to	21.09	80,526,452	0.59%	-3.49%	to	-4.75%
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
2020	0.95%	to	2.25%	1,709,494	20.98	to	15.62	34,707,740	2.51%	9.91%	to	8.47%
2019	0.95%	to	2.25%	1,949,692	19.09	to	14.40	36,090,119	2.76%	11.11%	to	9.65%
2018	0.95%	to	2.25%	2,185,621	17.18	to	13.13	36,477,261	2.14%	-2.84%	to	-4.12%
2017	0.95%	to	2.25%	2,656,365	17.68	to	13.70	45,725,803	1.59%	3.03%	to	1.68%
2016	0.95%	to	2.25%	2,966,549	17.16	to	13.47	49,610,787	2.39%	3.05%	to	1.70%
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
2020	0.95%	to	2.25%	1,145,806	30.84	to	23.30	34,215,647	1.43%	13.03%	to	11.55%
2019	0.95%	to	2.25%	1,342,507	27.29	to	20.89	35,530,055	1.77%	20.93%	to	19.35%
2018	0.95%	to	2.25%	1,598,557	22.56	to	17.50	35,006,417	1.59%	-4.16%	to	-5.43%
2017	0.95%	to	2.25%	1,850,804	23.54	to	18.51	42,384,096	1.60%	10.31%	to	8.87%
2016	0.95%	to	2.25%	2,082,755	21.34	to	17.00	43,319,376	1.37%	1.06%	to	-0.26%
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)
2020	0.95%	to	2.25%	2,394,864	34.38	to	26.48	79,912,404	0.54%	20.36%	to	18.78%
2019	0.95%	to	2.25%	2,816,402	28.56	to	22.29	78,202,741	0.58%	29.85%	to	28.14%
2018	0.95%	to	2.25%	3,336,413	22.00	to	17.40	71,441,842	0.47%	-5.42%	to	-6.67%
2017	0.95%	to	2.25%	3,994,048	23.26	to	18.64	90,555,303	0.44%	19.61%	to	18.04%
2016	0.95%	to	2.25%	4,574,121	19.44	to	15.79	86,806,078	0.45%	2.76%	to	1.41%
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)
2020	0.95%	to	2.25%	326,934	26.25	to	21.07	8,356,128	2.63%	2.17%	to	0.83%
2019	0.95%	to	2.25%	367,374	25.70	to	20.89	9,207,943	2.86%	21.98%	to	20.38%
2018	0.95%	to	2.25%	465,003	21.07	to	17.36	9,572,415	1.67%	-12.52%	to	-13.68%
2017	0.95%	to	2.25%	552,231	24.08	to	20.11	13,020,094	1.28%	14.47%	to	12.97%
2016	0.95%	to	2.25%	639,100	21.04	to	17.80	13,179,769	1.23%	5.94%	to	4.55%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2020	0.95%	to	1.80%	234,570	4.69	to	4.13	1,076,928	1.89%	-37.43%	to	-37.97%
2019	0.95%	to	1.80%	241,242	7.50	to	6.67	1,771,405	0.00%	2.49%	to	1.62%
2018	0.95%	to	1.80%	246,388	7.32	to	6.56	1,767,892	0.00%	-34.77%	to	-35.33%
2017	0.95%	to	2.10%	320,560	11.22	to	9.79	3,530,700	0.70%	-13.47%	to	-14.47%
2016	0.95%	to	2.25%	397,706	12.96	to	11.26	5,069,084	0.13%	33.28%	to	31.53%
Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)
2020	0.95%	to	2.25%	217,908	12.62	to	11.11	2,723,239	3.99%	7.13%	to	5.72%
2019	0.95%	to	2.25%	212,631	11.78	to	10.51	2,479,162	3.56%	8.38%	to	6.96%
2018	0.95%	to	2.25%	287,660	10.87	to	9.82	3,100,402	2.92%	-1.13%	to	-2.44%
2017	0.95%	to	2.25%	354,796	10.99	to	10.07	3,868,992	2.74%	3.28%	to	1.93%
2016	0.95%	to	2.25%	328,816	10.65	to	9.88	3,474,290	3.52%	6.02%	to	4.64%
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
2020	0.95%	to	2.25%	302,646	8.25	to	6.71	2,428,743	2.36%	-12.83%	to	-13.97%
2019	0.95%	to	2.25%	350,391	9.46	to	7.80	3,231,966	0.97%	8.42%	to	6.99%
2018	0.95%	to	2.25%	408,317	8.73	to	7.29	3,480,544	0.30%	-23.97%	to	-24.97%
2017	0.95%	to	2.25%	487,297	11.48	to	9.72	5,473,809	0.14%	1.99%	to	0.66%
2016	0.95%	to	2.25%	575,750	11.25	to	9.65	6,352,111	0.70%	22.64%	to	21.03%
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
2020	0.95%	to	2.25%	2,769,933	43.18	to	34.00	115,912,276	0.00%	29.31%	to	27.61%
2019	0.95%	to	2.25%	3,212,033	33.40	to	26.64	104,092,542	0.00%	35.29%	to	33.51%
2018	0.95%	to	2.25%	3,740,610	24.68	to	19.95	89,738,558	0.03%	1.31%	to	-0.03%
2017	0.95%	to	2.25%	4,379,946	24.37	to	19.96	103,915,338	0.25%	28.11%	to	26.44%
2016	0.95%	to	2.25%	4,952,140	19.02	to	15.79	91,843,490	0.02%	0.27%	to	-1.05%
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	0.95%	to	2.25%	1,195,685	34.02	to	25.90	39,437,174	7.23%	5.02%	to	3.64%
2019	0.95%	to	2.25%	1,424,091	32.39	to	24.99	44,830,899	6.55%	10.14%	to	8.69%
2018	0.95%	to	2.25%	1,718,545	29.41	to	22.99	49,196,193	6.49%	-3.05%	to	-4.33%
2017	0.95%	to	2.25%	1,999,954	30.33	to	24.03	59,123,751	5.56%	5.67%	to	4.29%
2016	0.95%	to	2.25%	2,227,209	28.71	to	23.04	62,393,257	7.36%	15.09%	to	13.58%
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)
2020	0.95%	to	1.85%	358,216	23.36	to	20.06	8,213,612	2.45%	6.17%	to	5.20%
2019	0.95%	to	1.85%	425,818	22.00	to	19.07	9,194,920	1.57%	17.57%	to	16.50%
2018	0.95%	to	2.00%	454,798	18.71	to	16.01	8,351,617	1.58%	-18.60%	to	-19.47%
2017	0.95%	to	2.05%	483,605	22.99	to	19.74	10,913,940	1.40%	21.99%	to	20.64%
2016	0.95%	to	2.05%	525,621	18.84	to	16.36	9,734,207	1.34%	0.13%	to	-0.98%
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)
2020	0.95%	to	2.25%	783,488	25.61	to	19.44	19,396,549	0.42%	19.43%	to	17.87%
2019	0.95%	to	2.25%	915,747	21.44	to	16.49	19,008,928	0.65%	24.73%	to	23.10%
2018	0.95%	to	2.25%	1,068,749	17.19	to	13.40	17,826,118	0.47%	-7.17%	to	-8.39%
2017	0.95%	to	2.25%	1,235,872	18.52	to	14.63	22,227,528	0.05%	23.34%	to	21.73%
2016	0.95%	to	2.25%	1,353,789	15.01	to	12.02	19,781,529	0.22%	-3.96%	to	-5.21%
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)
2020	0.95%	to	1.95%	382,060	11.03	to	10.00	4,151,579	2.41%	3.15%	to	2.11%
2019	0.95%	to	1.95%	319,088	10.69	to	9.79	3,355,395	1.64%	3.24%	to	2.20%
2018	0.95%	to	1.95%	396,655	10.36	to	9.58	4,052,384	1.76%	-0.18%	to	-1.20%
2017	0.95%	to	1.95%	485,307	10.38	to	9.70	4,982,981	1.55%	0.44%	to	-0.57%
2016	0.95%	to	1.95%	552,515	10.33	to	9.75	5,656,834	1.45%	0.97%	to	-0.04%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	0.95%	to	2.25%	385,006	61.09	to	49.72	23,035,359	0.00%	47.59%	to	45.65%
2019	0.95%	to	2.25%	426,547	41.39	to	34.14	17,295,230	0.00%	36.63%	to	34.84%
2018	0.95%	to	2.25%	493,821	30.29	to	25.32	14,670,719	0.00%	-1.01%	to	-2.32%
2017	0.95%	to	2.25%	528,087	30.60	to	25.92	15,860,128	0.00%	25.69%	to	24.05%
2016	0.95%	to	2.25%	567,091	24.35	to	20.89	13,564,757	0.00%	5.11%	to	3.73%
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)
2020	0.95%	to	2.25%	1,444,868	10.63	to	8.13	14,990,396	0.33%	-0.58%	to	-1.88%
2019	0.95%	to	2.25%	1,302,861	10.70	to	8.29	13,622,037	1.80%	0.86%	to	-0.46%
2018	0.95%	to	2.25%	1,365,353	10.61	to	8.32	14,182,059	1.51%	0.55%	to	-0.77%
2017	0.95%	to	2.25%	1,215,976	10.55	to	8.39	12,549,486	0.58%	-0.37%	to	-1.67%
2016	0.95%	to	2.25%	1,267,052	10.59	to	8.53	13,159,361	0.13%	-0.82%	to	-2.12%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
2020	0.95%	to	2.25%	163,380	27.90	to	22.46	4,443,960	1.74%	-4.05%	to	-5.31%
2019	0.95%	to	2.25%	179,987	29.08	to	23.72	5,111,620	1.58%	23.25%	to	21.63%
2018	0.95%	to	2.25%	235,160	23.59	to	19.50	5,428,731	1.58%	-6.47%	to	-7.71%
2017	0.95%	to	2.25%	280,422	25.23	to	21.13	6,931,780	1.31%	4.39%	to	3.02%
2016	0.95%	to	2.25%	323,476	24.17	to	20.51	7,668,377	1.07%	3.28%	to	1.93%
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
2020	0.95%	to	2.25%	1,114,901	40.56	to	32.31	43,846,293	0.00%	36.36%	to	34.57%
2019	0.95%	to	2.25%	1,276,491	29.74	to	24.01	36,873,885	0.00%	22.20%	to	20.59%
2018	0.95%	to	2.25%	1,468,761	24.34	to	19.91	34,773,967	0.39%	-5.03%	to	-6.28%
2017	0.95%	to	2.25%	1,614,615	25.63	to	21.24	40,319,521	0.00%	21.95%	to	20.36%
2016	0.95%	to	2.25%	1,823,106	21.02	to	17.65	37,392,381	0.00%	1.94%	to	0.61%
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)
2020	0.95%	to	1.85%	146,831	33.16	to	28.48	4,750,109	0.00%	6.01%	to	5.04%
2019	0.95%	to	1.85%	167,783	31.28	to	27.12	5,123,788	0.00%	23.15%	to	22.03%
2018	0.95%	to	1.85%	192,670	25.40	to	22.22	4,787,819	0.11%	-11.34%	to	-12.15%
2017	0.95%	to	2.25%	219,705	28.65	to	23.92	6,161,941	0.00%	12.65%	to	11.17%
2016	0.95%	to	2.25%	262,487	25.44	to	21.52	6,543,381	0.38%	27.66%	to	25.99%
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
2020	0.95%	to	2.25%	1,112,608	66.49	to	55.49	71,613,260	0.00%	34.08%	to	32.32%
2019	0.95%	to	2.25%	1,292,636	49.59	to	41.93	62,188,748	0.00%	48.06%	to	46.12%
2018	0.95%	to	2.25%	1,552,137	33.49	to	28.70	50,533,177	0.00%	-6.14%	to	-7.38%
2017	0.95%	to	2.25%	1,804,275	35.69	to	30.98	62,716,606	0.00%	30.87%	to	29.15%
2016	0.95%	to	2.25%	2,082,654	27.27	to	23.99	55,381,636	0.00%	0.58%	to	-0.74%
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)
2020	0.95%	to	2.25%	862,179	31.14	to	24.01	25,918,384	2.01%	1.02%	to	-0.31%
2019	0.95%	to	2.25%	981,071	30.83	to	24.09	29,247,828	0.82%	25.13%	to	23.49%
2018	0.95%	to	2.25%	1,146,049	24.63	to	19.51	27,367,662	1.89%	-8.12%	to	-9.34%
2017	0.95%	to	2.25%	1,362,899	26.81	to	21.51	35,480,978	1.43%	11.43%	to	9.97%
2016	0.95%	to	2.25%	1,552,197	24.06	to	19.56	36,324,391	1.21%	10.09%	to	8.65%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2020	0.95%	to	2.20%	372,055	35.70	to	28.89	12,916,934	1.48%	-0.58%	to	-1.84%
2019	0.95%	to	2.20%	447,424	35.91	to	29.43	15,631,782	1.61%	25.56%	to	23.97%
2018	0.95%	to	2.20%	512,409	26.88	to	23.74	14,299,520	0.97%	-13.05%	to	-13.79%
2017	0.95%	to	2.20%	592,502	32.75	to	27.54	18,977,914	0.81%	12.69%	to	11.27%
2016	0.95%	to	2.20%	694,073	29.06	to	24.75	19,746,585	0.86%	13.61%	to	12.18%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.95%	to	2.05%	2,783,998	42.92	to	33.97	115,430,053	0.17%	37.71%	to	36.19%
2019	0.95%	to	2.20%	3,185,452	31.16	to	24.20	96,036,487	0.02%	35.55%	to	33.84%
2018	0.95%	to	2.20%	3,542,205	22.99	to	18.08	78,925,798	1.20%	0.36%	to	-0.53%
2017	0.95%	to	2.25%	3,950,208	32.63	to	18.01	87,500,015	0.00%	28.76%	to	27.08%
2016	0.95%	to	2.25%	4,485,820	17.72	to	14.17	77,285,106	0.87%	0.98%	to	-0.35%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2020	0.95%	to	1.75%	267,472	11.75	to	11.22	3,115,869	2.50%	9.20%	to	8.32%
2019	0.95%	to	1.75%	210,802	10.76	to	10.36	2,251,469	2.74%	8.24%	to	7.37%
2018	0.95%	to	1.75%	219,180	9.94	to	9.65	2,163,932	2.70%	-2.23%	to	-3.02%
2017	0.95%	to	1.65%	206,960	10.17	to	9.98	2,096,413	2.57%	2.37%	to	1.65%
2016	0.95%	to	1.65%	184,707	9.93	to	9.82	1,831,025	2.78%	1.25%	to	0.54%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.95%	to	2.20%	2,261,480	28.84	to	22.10	63,124,636	0.00%	49.30%	to	47.42%
2019	0.95%	to	2.20%	2,497,847	19.31	to	14.99	46,746,845	0.42%	43.44%	to	41.63%
2018	0.95%	to	2.20%	2,763,215	13.46	to	10.59	36,109,950	1.04%	-0.05%	to	-1.32%
2017	0.95%	to	2.20%	2,948,561	13.47	to	10.73	38,609,887	0.44%	43.54%	to	41.74%
2016	0.95%	to	2.20%	2,960,362	9.39	to	7.57	27,046,770	0.09%	12.77%	to	11.35%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.95%	to	2.05%	2,346,663	17.40	to	13.77	39,465,440	1.20%	14.92%	to	13.64%
2019	0.95%	to	2.20%	2,705,146	15.14	to	11.75	39,638,521	1.91%	25.50%	to	23.92%
2018	0.95%	to	2.20%	2,946,405	12.06	to	9.48	34,465,273	1.65%	-15.95%	to	-17.02%
2017	0.95%	to	2.20%	3,370,989	14.35	to	11.43	46,974,710	1.59%	29.57%	to	27.94%
2016	0.95%	to	2.20%	3,831,773	11.08	to	8.93	41,290,767	4.95%	-7.59%	to	-8.75%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.95%	to	1.40%	177,813	10.49	to	10.18	1,854,528	2.56%	-2.21%	to	-2.66%
2019	0.95%	to	1.40%	245,766	10.73	to	10.46	2,624,464	0.90%	17.02%	to	16.49%
2018	0.95%	to	1.45%	292,949	9.17	to	8.95	2,671,417	1.57%	-19.33%	to	-19.74%
2017	0.95%	to	1.60%	376,424	11.37	to	11.09	4,262,700	1.76%	26.62%	to	25.79%
2016	0.95%	to	1.65%	310,974	8.98	to	8.81	2,781,792	1.37%	19.64%	to	18.79%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.95%	to	1.40%	104,327	11.52	to	11.28	1,194,029	2.56%	6.41%	to	5.92%
2019	0.95%	to	1.40%	96,036	10.83	to	10.65	1,034,713	3.51%	7.38%	to	6.89%
2018	0.95%	to	1.40%	49,910	10.08	to	9.96	501,164	3.34%	-1.97%	to	-2.42%
2017	0.95%	to	1.40%	45,811	10.29	to	10.21	469,959	2.71%	2.88%	to	2.41%
2016	0.95%	to	1.80%	32,148	10.00	to	9.94	320,947	3.58%	-0.02%	to	-0.59	%****
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2020	1.50%	to	2.60%	20,077	36.80	to	29.84	699,437	0.00%	34.08%	to	32.58%
2019	1.50%	to	2.60%	25,014	27.44	to	22.50	650,243	0.00%	36.20%	to	34.68%
2018	1.50%	to	2.60%	37,686	20.15	to	16.71	710,373	0.00%	-0.57%	to	-1.69%
2017	1.50%	to	2.60%	36,826	20.26	to	17.00	700,600	0.00%	24.78%	to	23.39%
2016	1.50%	to	2.60%	46,527	16.24	to	13.77	716,060	0.00%	3.05%	to	1.90%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2020	0.95%	to	2.45%	123,141	33.74	to	42.01	4,278,932	0.00%	44.20%	to	42.02%
2019	0.95%	to	2.45%	128,486	23.39	to	29.58	3,122,430	0.00%	39.93%	to	37.81%
2018	0.95%	to	2.45%	105,439	16.72	to	21.46	1,873,782	0.00%	-2.66%	to	-4.14%
2017	0.95%	to	2.45%	91,074	17.17	to	22.39	1,671,828	0.00%	25.14%	to	23.25%
2016	0.95%	to	2.45%	90,814	13.72	to	18.17	1,353,250	0.00%	7.77%	to	6.14%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2020	0.95%	to	1.20%	7,687	13.35	to	13.33	102,550	0.16%	33.54%	to	33.31	%****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2020	0.95%	to	1.35%	4,459	13.67	to	13.63	60,890	0.29%	36.67%	to	36.30	%****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2020	0.95%	to	2.60%	1,020,188	26.12	to	25.41	26,576,870	1.31%	2.24%	to	0.54%
2019	0.95%	to	2.60%	1,240,655	25.55	to	25.28	31,626,952	1.88%	28.28%	to	26.14%
2018	0.95%	to	2.60%	1,442,810	19.92	to	20.04	28,725,144	1.29%	-11.59%	to	-12.70%
2017	0.95%	to	2.60%	1,716,544	22.43	to	22.95	38,580,631	1.73%	16.24%	to	14.31%
2016	0.95%	to	2.60%	1,996,361	19.30	to	20.08	38,626,135	1.87%	12.70%	to	10.83%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2020	0.95%	to	1.20%	22,900	12.45	to	12.40	284,835	1.90%	14.40%	to	14.11%
2019	0.95%	to	1.20%	7,603	10.88	to	10.87	82,685	0.96%	8.84%	to	8.65	%****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.95%	to	2.60%	745,293	27.48	to	22.98	20,066,787	0.78%	19.06%	to	17.08%
2019	0.95%	to	2.60%	914,708	23.08	to	19.62	20,716,699	1.45%	24.46%	to	22.39%
2018	0.95%	to	2.60%	1,031,069	18.55	to	16.04	18,801,583	0.90%	-10.59%	to	-12.09%
2017	0.95%	to	2.60%	1,089,314	26.22	to	18.24	22,277,408	1.35%	25.62%	to	23.53%
2016	0.95%	to	2.60%	1,120,560	16.51	to	14.76	18,278,255	1.16%	2.86%	to	1.15%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	0.95%	to	2.15%	76,902	37.56	to	34.30	3,395,130	4.51%	4.54%	to	3.28%
2019	0.95%	to	2.15%	88,044	35.93	to	33.21	3,702,251	5.91%	13.17%	to	11.80%
2018	0.95%	to	2.15%	111,821	31.75	to	29.70	4,201,625	5.59%	-7.83%	to	-8.96%
2017	0.95%	to	2.15%	123,055	34.45	to	32.63	4,996,238	5.42%	8.67%	to	7.36%
2016	0.95%	to	2.15%	141,984	31.70	to	30.39	5,303,193	5.51%	9.51%	to	8.18%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2020	0.95%	to	1.85%	110,592	11.81	to	11.21	1,292,595	1.37%	-2.37%	to	-3.26%
2019	0.95%	to	1.85%	114,229	12.09	to	11.59	1,369,670	2.40%	26.65%	to	25.50%
2018	0.95%	to	1.85%	103,683	9.55	to	9.23	983,070	2.88%	-8.77%	to	-9.60%
2017	0.95%	to	1.85%	105,157	10.47	to	10.22	1,094,370	2.34%	11.48%	to	10.47%
2016	0.95%	to	1.85%	104,089	9.39	to	9.25	973,896	4.02%	13.88%	to	12.85%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2020	1.50%	to	2.20%	39,636	15.56	to	13.72	573,361	2.54%	5.93%	to	5.18%
2019	1.50%	to	2.20%	37,564	14.69	to	13.04	514,640	3.91%	8.95%	to	8.18%
2018	1.50%	to	2.60%	43,085	13.48	to	11.31	543,047	2.33%	-2.41%	to	-3.50%
2017	1.50%	to	2.60%	40,685	13.82	to	11.72	525,773	2.91%	4.31%	to	3.15%
2016	1.50%	to	2.60%	40,850	13.25	to	11.36	508,233	1.66%	4.28%	to	3.12%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.95%	to	2.20%	387,057	16.79	to	13.94	6,314,918	2.75%	6.78%	to	5.43%
2019	0.95%	to	2.20%	378,393	15.72	to	13.22	5,795,774	4.09%	9.83%	to	8.44%
2018	0.95%	to	2.20%	287,592	14.32	to	12.19	3,973,391	2.64%	-1.60%	to	-2.85%
2017	0.95%	to	2.20%	356,269	14.55	to	12.55	5,025,166	3.09%	5.24%	to	3.91%
2016	0.95%	to	2.20%	362,770	13.83	to	12.07	4,869,447	1.95%	5.11%	to	3.78%
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2020			1.75%	3,168			58.39	184,993	0.00%			147.90%
2019	1.60%	to	1.75%	3,294	24.27	to	23.56	77,655	0.00%	37.87%	to	37.66%
2018	1.60%	to	1.75%	3,339	17.61	to	17.11	57,180	0.00%	8.87%	to	8.70%
2017	1.60%	to	1.75%	3,504	16.17	to	15.74	55,248	0.00%	36.55%	to	36.34%
2016	1.60%	to	1.75%	3,555	11.84	to	11.55	41,106	0.00%	-10.24%	to	-10.37%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2020	1.60%	to	1.75%	12,135	42.71	to	37.69	495,567	2.67%	-18.18%	to	-18.31%
2019	1.60%	to	1.75%	13,864	52.20	to	46.14	699,177	2.11%	17.04%	to	16.86%
2018	1.20%	to	1.75%	21,356	49.96	to	39.48	931,111	2.72%	-8.83%	to	-9.34%
2017	1.60%	to	1.75%	21,182			-	1,017,453	1.44%	1.46%	to	1.31%
2016	1.60%	to	1.75%	21,611			-	1,015,490	1.34%	5.11%	to	4.95%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020	0.95%	to	1.40%	57,347	10.98	to	10.84	627,244	2.50%	2.76%	to	2.29%
2019	0.95%	to	1.40%	45,417	10.68	to	10.60	483,794	4.06%	5.57%	to	5.09%
2018	1.05%	to	1.40%	14,555	10.11	to	10.09	146,851	3.28%	1.12%	to	0.88	%****
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020	0.95%	to	2.20%	640,197	30.58	to	18.50	19,036,279	1.75%	2.64%	to	1.35%
2019	0.95%	to	2.20%	693,926	29.80	to	18.25	20,097,739	1.80%	26.10%	to	24.51%
2018	0.95%	to	2.20%	780,284	23.63	to	14.66	17,958,754	1.75%	-8.14%	to	-9.31%
2017	0.95%	to	2.20%	897,950	25.72	to	16.17	22,541,501	3.02%	16.88%	to	15.41%
2016	0.95%	to	2.20%	1,064,864	22.01	to	14.01	22,914,163	2.65%	16.77%	to	15.30%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.95%	to	2.20%	3,638,638	20.79	to	14.60	69,724,689	1.98%	5.07%	to	3.75%
2019	0.95%	to	2.20%	3,975,035	19.79	to	14.07	72,593,513	2.26%	5.26%	to	3.93%
2018	0.95%	to	2.20%	4,518,239	18.80	to	13.54	78,459,887	2.10%	-1.00%	to	-2.26%
2017	0.95%	to	2.20%	5,000,192	18.99	to	13.85	87,797,343	2.04%	1.12%	to	-0.16%
2016	0.95%	to	2.20%	5,660,653	18.78	to	13.87	98,589,509	1.80%	-0.21%	to	-1.47%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2020	1.50%	to	2.60%	81,228	14.02	to	11.37	1,055,781	1.57%	4.20%	to	3.04%
2019	1.50%	to	2.60%	89,252	13.45	to	11.03	1,117,303	2.13%	4.42%	to	3.25%
2018	1.50%	to	2.60%	96,356	12.88	to	10.68	1,160,208	1.86%	-1.76%	to	-2.86%
2017	1.50%	to	2.60%	121,441	13.11	to	11.00	1,506,699	1.74%	0.31%	to	-0.81%
2016	1.50%	to	2.60%	145,340	13.07	to	11.09	1,810,827	1.49%	-1.02%	to	-2.12%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.95%	to	2.05%	456,459	31.09	to	24.80	13,724,439	1.91%	12.22%	to	10.98%
2019	0.95%	to	2.05%	515,740	27.70	to	22.34	13,823,367	2.50%	21.78%	to	20.43%
2018	0.95%	to	2.05%	550,238	22.75	to	18.55	12,134,908	0.66%	-18.21%	to	-19.12%
2017	0.95%	to	2.05%	641,612	27.81	to	22.94	17,311,100	1.36%	40.16%	to	38.61%
2016	0.95%	to	2.05%	696,174	19.84	to	16.55	13,414,648	0.81%	6.70%	to	5.51%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2020	1.50%	to	2.20%	18,032	12.76	to	12.16	224,986	1.55%	11.30%	to	10.51%
2019	1.50%	to	2.20%	24,496	11.46	to	11.01	274,975	1.91%	20.83%	to	19.97%
2018	1.50%	to	2.45%	32,952	9.49	to	9.07	307,295	0.43%	-18.90%	to	-19.69%
2017	1.50%	to	2.60%	34,394	11.70	to	11.22	396,709	0.95%	39.11%	to	37.56%
2016	1.50%	to	2.60%	31,697	8.41	to	8.16	263,372	0.78%	5.87%	to	4.69%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	0.95%	to	2.20%	780,542	18.70	to	14.46	14,174,815	1.18%	6.92%	to	5.57%
2019	0.95%	to	2.20%	873,503	17.49	to	13.70	14,827,558	2.48%	17.99%	to	16.50%
2018	0.95%	to	2.20%	1,059,739	14.83	to	11.76	15,255,439	1.97%	-15.35%	to	-16.42%
2017	0.95%	to	2.20%	1,176,045	17.51	to	14.07	20,029,106	1.69%	26.25%	to	24.66%
2016	0.95%	to	2.20%	1,288,847	13.87	to	11.29	17,405,223	2.14%	-0.09%	to	-1.34%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.95%	to	2.20%	2,539,595	23.42	to	19.44	57,697,889	1.47%	10.93%	to	9.53%
2019	0.95%	to	2.20%	2,787,180	21.11	to	17.75	57,244,561	1.61%	19.64%	to	18.13%
2018	0.95%	to	2.20%	2,999,369	17.65	to	15.03	51,624,482	1.17%	-5.89%	to	-7.08%
2017	0.95%	to	2.20%	3,184,059	18.75	to	16.17	58,336,639	1.13%	14.70%	to	13.25%
2016	0.95%	to	2.20%	3,102,376	16.35	to	14.28	49,628,430	1.96%	7.97%	to	6.61%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.95%	to	1.75%	919,975	14.28	to	12.68	12,824,185	2.11%	8.17%	to	7.29%
2019	0.95%	to	1.75%	741,252	13.20	to	11.82	9,574,291	1.83%	7.95%	to	7.08%
2018	0.95%	to	1.75%	808,156	12.23	to	11.03	9,688,095	2.26%	-2.02%	to	-2.81%
2017	0.95%	to	1.85%	885,842	12.48	to	11.22	10,849,257	1.17%	2.23%	to	1.31%
2016	0.95%	to	1.85%	1,010,693	12.21	to	11.08	12,114,703	2.45%	1.68%	to	0.76%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.95%	to	1.95%	790,505	33.53	to	28.89	25,817,737	0.64%	28.70%	to	27.40%
2019	0.95%	to	1.95%	941,431	26.05	to	22.68	23,939,804	0.65%	33.50%	to	32.15%
2018	0.95%	to	1.95%	1,054,664	19.52	to	17.16	20,122,231	0.22%	-10.29%	to	-11.20%
2017	0.95%	to	1.95%	1,207,920	21.75	to	19.33	25,717,194	0.71%	29.73%	to	28.42%
2016	0.95%	to	1.95%	1,221,489	16.77	to	15.05	20,066,993	1.47%	-0.76%	to	-1.76%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.95%	to	1.65%	934,461	24.90	to	22.60	22,763,528	1.58%	12.00%	to	11.21%
2019	0.95%	to	1.65%	1,271,231	22.23	to	20.32	27,720,664	1.33%	24.47%	to	23.59%
2018	0.95%	to	1.65%	1,236,232	17.86	to	16.44	21,669,502	1.00%	-3.12%	to	-3.81%
2017	0.95%	to	1.65%	1,282,879	18.43	to	17.09	23,241,011	1.37%	20.77%	to	19.92%
2016	0.95%	to	2.20%	1,438,303	15.26	to	13.50	21,618,630	1.17%	10.03%	to	8.65%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.95%	to	2.00%	1,193,536	42.06	to	35.97	48,965,631	0.72%	50.06%	to	48.47%
2019	0.95%	to	1.95%	1,329,900	28.03	to	24.40	36,430,891	0.34%	29.05%	to	27.75%
2018	0.95%	to	1.95%	1,574,665	21.72	to	19.10	33,475,400	0.31%	-1.61%	to	-2.60%
2017	0.95%	to	1.95%	1,649,730	22.07	to	19.61	35,689,309	0.31%	26.59%	to	25.31%
2016	0.95%	to	2.05%	1,683,521	17.44	to	15.48	28,793,044	0.22%	8.03%	to	6.83%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.95%	to	2.50%	2,308,170	29.28	to	21.72	64,312,554	0.22%	11.26%	to	9.52%
2019	0.95%	to	2.50%	2,706,568	26.32	to	19.83	68,018,888	2.02%	20.67%	to	18.78%
2018	0.95%	to	2.50%	3,083,479	21.81	to	16.70	64,443,054	1.56%	-8.61%	to	-10.05%
2017	0.95%	to	2.60%	3,462,537	23.86	to	18.26	79,258,670	1.59%	15.57%	to	13.65%
2016	0.95%	to	2.60%	3,865,814	20.65	to	16.07	76,729,526	1.74%	7.45%	to	5.67%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.95%	to	2.60%	1,434,858	21.69	to	15.78	29,619,915	0.14%	7.52%	to	5.73%
2019	0.95%	to	2.60%	1,611,934	20.17	to	14.93	30,944,463	2.12%	12.40%	to	10.53%
2018	0.95%	to	2.60%	1,844,985	17.95	to	13.51	31,600,733	1.81%	-4.65%	to	-6.25%
2017	0.95%	to	2.60%	2,187,800	18.82	to	14.41	39,410,299	1.80%	8.18%	to	6.38%
2016	0.95%	to	2.60%	2,496,325	17.40	to	13.54	41,668,958	1.83%	4.70%	to	2.96%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020	1.10%	to	1.35%	73,738	13.31	to	13.29	980,972	5.78%	33.13%	to	32.90	%****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2020	0.95%	to	1.80%	1,377,664	24.80	to	23.29	33,843,043	1.72%	16.73%	to	15.78%
2019	0.95%	to	1.80%	1,392,440	21.24	to	20.12	29,305,073	1.95%	29.60%	to	28.53%
2018	0.95%	to	1.80%	1,278,909	16.39	to	15.61	20,788,817	1.46%	-5.78%	to	-6.60%
2017	0.95%	to	1.80%	1,318,837	17.40	to	16.71	22,798,404	1.63%	20.08%	to	19.05%
2016	0.95%	to	1.80%	1,146,012	14.49	to	14.04	16,519,661	1.87%	10.34%	to	9.40%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.95%	to	2.60%	1,008,647	31.26	to	22.75	30,231,833	0.23%	11.74%	to	9.88%
2019	0.95%	to	2.60%	1,078,437	27.98	to	20.70	28,912,968	2.03%	22.56%	to	20.52%
2018	0.95%	to	2.60%	1,134,440	22.83	to	17.18	24,790,914	1.43%	-9.73%	to	-11.24%
2017	0.95%	to	2.60%	1,294,829	25.29	to	19.35	31,356,055	1.49%	17.31%	to	15.36%
2016	0.95%	to	2.60%	1,498,445	21.56	to	16.77	31,094,074	1.61%	8.43%	to	6.63%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.95%	to	2.60%	1,261,149	17.77	to	12.93	21,320,396	0.10%	5.70%	to	3.94%
2019	0.95%	to	2.60%	1,335,817	16.81	to	12.44	21,486,140	2.10%	8.49%	to	6.69%
2018	0.95%	to	2.60%	1,493,771	15.50	to	11.66	22,178,195	1.91%	-2.74%	to	-4.37%
2017	0.95%	to	2.60%	1,727,304	15.93	to	12.19	26,427,530	1.94%	4.68%	to	2.94%
2016	0.95%	to	2.60%	1,895,299	15.22	to	11.84	27,778,198	1.91%	3.28%	to	1.56%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.95%	to	2.60%	4,870,080	25.34	to	18.44	117,949,556	0.14%	9.30%	to	7.48%
2019	0.95%	to	2.60%	5,375,488	23.18	to	17.15	119,301,025	2.08%	16.63%	to	14.68%
2018	0.95%	to	2.60%	6,278,878	17.75	to	14.96	119,690,689	1.75%	-6.58%	to	-8.15%
2017	0.95%	to	2.60%	7,133,706	21.28	to	16.28	145,922,038	1.71%	11.86%	to	10.00%
2016	0.95%	to	2.60%	8,079,825	19.02	to	14.80	148,041,485	1.81%	6.13%	to	4.37%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2020	0.95%	to	1.70%	392,843	13.18	to	11.79	5,054,841	2.34%	6.11%	to	5.31%
2019	0.95%	to	1.70%	348,435	12.42	to	11.20	4,228,137	3.05%	20.05%	to	19.14%
2018	0.95%	to	1.65%	353,292	10.35	to	9.46	3,578,579	2.19%	-14.95%	to	-15.55%
2017	0.95%	to	1.80%	411,395	12.17	to	11.00	4,912,343	2.50%	23.28%	to	22.22%
2016	0.95%	to	1.85%	401,954	9.87	to	8.95	3,900,033	2.43%	-0.43%	to	-1.33%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.95%	to	2.20%	848,750	30.21	to	20.40	24,328,246	5.04%	5.01%	to	3.68%
2019	0.95%	to	2.20%	1,035,501	28.77	to	19.68	28,321,633	5.63%	13.65%	to	12.22%
2018	0.95%	to	2.20%	1,151,452	25.32	to	17.54	27,734,800	5.47%	-3.93%	to	-5.14%
2017	0.95%	to	2.20%	1,363,436	26.35	to	18.49	34,251,715	5.30%	5.75%	to	4.41%
2016	0.95%	to	2.20%	1,520,099	24.92	to	17.71	36,143,274	5.29%	13.07%	to	11.65%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2020	0.95%	to	1.45%	43,769	14.18	to	13.64	614,682	0.12%	5.32%	to	4.79%
2019	0.95%	to	1.45%	42,633	13.47	to	13.02	569,166	2.20%	14.15%	to	13.58%
2018	0.95%	to	1.45%	42,061	11.80	to	11.46	492,570	1.75%	-6.95%	to	-7.42%
2017	0.95%	to	1.45%	41,281	12.68	to	12.38	520,187	1.74%	15.85%	to	15.27%
2016	0.95%	to	1.20%	38,405	10.94	to	10.84	418,597	2.11%	5.94%	to	5.67%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2020	0.95%	to	1.10%	3,855	13.32	to	13.16	51,123	0.12%	3.57%	to	3.41%
2019	0.95%	to	1.10%	4,415	12.86	to	12.73	56,600	2.10%	11.92%	to	11.76%
2018	0.95%	to	1.20%	4,799	11.49	to	11.33	54,979	1.99%	-6.53%	to	-6.76%
2017	0.95%	to	1.20%	4,014	12.29	to	12.15	49,107	1.26%	12.95%	to	12.67%
2016	1.05%	to	1.10%	6,775	10.84	to	10.82	73,367	1.86%	4.60%	to	4.55%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.95%	to	2.25%	1,141,199	66.50	to	37.87	77,670,539	1.17%	12.04%	to	10.57%
2019	0.95%	to	2.25%	1,298,570	59.35	to	34.25	79,002,258	1.31%	24.46%	to	22.82%
2018	0.95%	to	2.25%	1,477,676	47.69	to	27.88	72,378,288	1.28%	-12.23%	to	-13.39%
2017	0.95%	to	2.25%	1,643,097	54.33	to	32.19	91,852,571	1.05%	14.68%	to	13.18%
2016	0.95%	to	2.25%	1,848,872	47.38	to	28.45	90,245,600	1.20%	19.15%	to	17.59%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.95%	to	2.60%	1,226,969	22.97	to	15.78	27,068,991	3.34%	3.07%	to	1.35%
2019	0.95%	to	2.60%	1,403,248	22.29	to	15.57	30,127,666	4.79%	8.13%	to	6.33%
2018	0.95%	to	2.60%	1,565,384	20.61	to	14.64	31,173,731	2.67%	-3.28%	to	-4.90%
2017	0.95%	to	2.60%	1,786,833	21.31	to	15.40	36,878,896	4.65%	5.32%	to	3.57%
2016	0.95%	to	2.60%	1,929,344	20.24	to	14.87	37,893,831	3.22%	7.62%	to	5.83%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2020	0.95%	to	1.65%	151,524	14.23	to	13.59	2,126,056	1.45%	6.07%	to	5.32%
2019	0.95%	to	1.60%	78,877	13.41	to	12.94	1,047,297	2.05%	17.84%	to	17.07%
2018	0.95%	to	1.40%	55,936	11.38	to	11.15	633,423	1.18%	-5.73%	to	-6.16%
2017	0.95%	to	1.45%	59,824	12.07	to	11.87	719,062	2.07%	16.44%	to	15.85%
2016	0.95%	to	1.45%	47,083	10.37	to	10.24	486,489	0.00%	7.52%	to	6.98%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2020	0.95%	to	1.65%	16,242	16.36	to	15.62	261,352	1.28%	5.96%	to	5.22%
2019	0.95%	to	1.35%	10,602	15.43	to	15.10	162,693	1.03%	20.82%	to	20.34%
2018	0.95%	to	1.20%	23,875	12.77	to	12.63	302,752	1.12%	-3.51%	to	-3.75%
2017	0.95%	to	1.20%	20,215	13.24	to	13.12	266,330	0.98%	20.54%	to	20.24%
2016	0.95%	to	1.40%	19,769	10.98	to	10.86	216,558	0.58%	9.00%	to	8.51%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2020	0.95%	to	1.35%	11,850	14.23	to	13.79	166,417	0.63%	6.34%	to	5.91%
2019	0.95%	to	1.35%	16,547	13.38	to	13.03	219,115	2.32%	14.32%	to	13.86%
2018	0.95%	to	1.35%	24,321	11.71	to	11.44	281,386	1.99%	-7.96%	to	-8.33%
2017	0.95%	to	1.35%	22,843	12.72	to	12.48	287,633	0.55%	16.67%	to	16.21%
2016	0.95%	to	2.25%	99,178	10.90	to	10.38	1,078,277	2.25%	5.21%	to	3.83%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2020	0.95%	to	1.20%	23,170	13.38	to	13.13	304,517	0.64%	4.04%	to	3.78%
2019	0.95%	to	1.20%	24,515	12.86	to	12.65	310,672	2.52%	12.77%	to	12.49%
2018	0.95%	to	1.20%	23,019	11.41	to	11.24	259,208	2.06%	-7.90%	to	-8.13%
2017	0.95%	to	1.35%	24,806	12.38	to	12.15	303,818	1.83%	13.68%	to	13.22%
2016	1.00%	to	1.35%	21,914	10.87	to	10.73	236,512	2.25%	4.50%	to	4.14%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.95%	to	2.20%	2,514,238	32.14	to	27.71	79,240,437	1.58%	0.53%	to	-0.74%
2019	0.95%	to	2.20%	3,158,015	31.97	to	27.92	99,111,280	2.64%	25.75%	to	24.16%
2018	0.95%	to	2.20%	3,708,851	24.44	to	22.49	92,716,720	1.37%	-10.60%	to	-11.35%
2017	0.95%	to	2.20%	4,193,729	28.31	to	25.37	116,958,440	1.63%	7.65%	to	6.29%
2016	0.95%	to	2.20%	4,807,368	26.30	to	23.86	124,758,156	2.32%	19.30%	to	17.80%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2020	1.50%	to	2.60%	38,728	29.50	to	25.87	1,094,507	1.10%	-0.13%	to	-1.24%
2019	1.50%	to	2.60%	60,234	29.53	to	26.20	1,707,962	2.50%	24.78%	to	23.39%
2018	1.50%	to	2.60%	66,460	23.67	to	21.23	1,516,447	1.22%	-10.84%	to	-11.84%
2017	1.50%	to	2.60%	73,857	26.55	to	24.09	1,899,112	1.50%	6.82%	to	5.63%
2016	1.50%	to	2.60%	82,150	24.85	to	22.80	1,985,540	2.15%	18.41%	to	17.10%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.95%	to	2.20%	1,013,765	11.82	to	11.78	11,976,773	1.63%	18.21%	to	17.76	%****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2020	0.95%	to	2.60%	127,334	11.82	to	11.76	1,501,679	1.50%	18.16%	to	17.57	%****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.95%	to	1.80%	588,994	15.40	to	13.84	8,826,581	2.92%	6.00%	to	5.12%
2019	0.95%	to	1.80%	459,396	14.53	to	13.14	6,478,987	3.67%	7.91%	to	6.98%
2018	0.95%	to	1.75%	395,995	13.46	to	12.35	5,206,338	3.20%	-1.37%	to	-2.17%
2017	0.95%	to	1.75%	383,241	13.65	to	12.62	5,126,676	2.91%	3.41%	to	2.57%
2016	0.95%	to	1.75%	424,477	13.20	to	12.30	5,506,918	2.83%	4.35%	to	3.51%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2020	1.60%	to	2.50%	35,925	13.71	to	12.21	465,435	2.12%	5.06%	to	4.10%
2019	1.50%	to	2.50%	44,245	13.21	to	11.73	552,794	2.68%	7.07%	to	5.98%
2018	1.50%	to	2.50%	48,114	12.34	to	11.06	565,049	2.87%	-2.19%	to	-3.18%
2017	1.50%	to	2.50%	50,279	12.61	to	11.43	607,095	2.77%	2.62%	to	1.58%
2016	1.50%	to	2.50%	51,050	12.29	to	11.25	603,342	2.78%	3.43%	to	2.39%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2020	0.95%	to	1.65%	246,080	18.88	to	17.25	4,545,607	0.95%	10.41%	to	9.63%
2019	0.95%	to	1.35%	274,903	17.10	to	16.31	4,617,692	2.77%	19.10%	to	18.62%
2018	0.95%	to	1.65%	317,130	14.36	to	13.31	4,482,399	2.01%	-9.04%	to	-9.68%
2017	0.95%	to	1.65%	312,542	15.78	to	14.74	4,854,364	1.52%	14.71%	to	13.90%
2016	0.95%	to	1.65%	400,907	13.76	to	12.94	5,442,239	2.58%	6.30%	to	5.56%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2020	0.95%	to	1.65%	555,121	14.82	to	13.54	7,985,835	0.25%	6.57%	to	5.82%
2019	0.95%	to	1.65%	545,355	13.90	to	12.80	7,392,393	2.49%	9.62%	to	8.84%
2018	0.95%	to	1.65%	564,740	12.68	to	11.76	6,994,530	2.43%	-3.54%	to	-4.22%
2017	0.95%	to	1.65%	511,341	13.15	to	12.28	6,582,106	2.13%	5.35%	to	4.61%
2016	0.95%	to	1.65%	541,972	12.48	to	11.74	6,604,828	2.30%	3.62%	to	2.89%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2020	0.95%	to	1.90%	247,811	19.32	to	17.10	4,712,560	1.18%	11.19%	to	10.13%
2019	0.95%	to	1.90%	203,771	17.38	to	15.53	3,466,882	2.72%	21.07%	to	19.91%
2018	0.95%	to	1.90%	284,422	14.35	to	12.95	4,004,266	1.85%	-10.37%	to	-11.23%
2017	0.95%	to	1.90%	335,200	16.01	to	14.59	5,289,274	1.45%	16.95%	to	15.83%
2016	0.95%	to	1.90%	407,672	13.69	to	12.60	5,514,043	2.48%	6.57%	to	5.55%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2020	0.95%	to	1.85%	282,984	16.55	to	14.74	4,591,499	0.56%	8.02%	to	7.04%
2019	0.95%	to	1.85%	312,333	15.32	to	13.77	4,700,796	2.44%	13.22%	to	12.19%
2018	0.95%	to	1.85%	367,983	13.53	to	12.27	4,901,293	2.16%	-5.67%	to	-6.53%
2017	0.95%	to	1.85%	358,726	14.34	to	13.13	5,062,201	1.82%	8.84%	to	7.86%
2016	0.95%	to	1.85%	443,795	13.18	to	12.18	5,765,546	2.36%	4.99%	to	4.04%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2020	0.95%	to	1.55%	654,850	18.13	to	16.79	11,602,715	0.83%	9.64%	to	8.97%
2019	0.95%	to	1.80%	746,308	16.54	to	14.96	12,083,735	2.68%	17.02%	to	16.02%
2018	0.95%	to	1.80%	869,669	14.13	to	12.89	12,060,396	2.00%	-7.97%	to	-8.77%
2017	0.95%	to	1.80%	985,950	15.36	to	14.13	14,878,213	1.73%	12.89%	to	11.92%
2016	0.95%	to	1.80%	1,130,892	13.61	to	12.63	15,145,689	2.55%	5.73%	to	4.82%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2020	0.95%	to	1.40%	159,723	19.72	to	18.62	3,093,047	1.16%	11.49%	to	10.98%
2019	0.95%	to	2.25%	173,867	17.69	to	15.16	3,020,137	2.84%	22.78%	to	21.17%
2018	0.95%	to	2.25%	172,982	14.41	to	12.51	2,450,886	1.83%	-11.60%	to	-12.77%
2017	0.95%	to	1.75%	176,957	16.30	to	15.07	2,838,600	1.05%	18.66%	to	17.71%
2016	0.95%	to	1.75%	220,485	13.73	to	12.80	2,990,117	2.28%	7.34%	to	6.47%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2020	0.95%	to	1.80%	565,519	17.25	to	15.50	9,496,468	0.73%	8.64%	to	7.73%
2019	0.95%	to	1.80%	512,607	15.88	to	14.39	7,966,170	2.49%	15.08%	to	14.11%
2018	0.95%	to	1.90%	640,489	13.80	to	12.45	8,667,086	2.19%	-7.13%	to	-8.03%
2017	0.95%	to	1.90%	701,610	14.85	to	13.53	10,238,599	2.15%	10.99%	to	9.93%
2016	0.95%	to	1.90%	597,223	13.38	to	12.31	7,878,900	2.38%	5.10%	to	4.10%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.95%	to	1.75%	435,016	21.20	to	19.28	9,037,292	0.13%	8.37%	to	7.49%
2019	0.95%	to	1.75%	435,680	19.56	to	17.94	8,381,245	2.22%	14.25%	to	13.32%
2018	0.95%	to	1.75%	452,785	17.12	to	15.83	7,620,757	1.86%	-5.76%	to	-6.52%
2017	0.95%	to	1.80%	494,909	18.17	to	16.86	8,868,990	1.87%	10.08%	to	9.14%
2016	0.95%	to	1.80%	498,125	16.50	to	15.45	8,121,310	1.96%	5.30%	to	4.39%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.95%	to	2.00%	120,226	26.34	to	23.26	3,109,447	0.15%	10.56%	to	9.39%
2019	0.95%	to	2.00%	77,258	23.83	to	21.27	1,808,711	2.08%	18.80%	to	17.54%
2018	0.95%	to	2.00%	83,562	20.06	to	18.09	1,649,543	1.70%	-7.36%	to	-8.35%
2017	0.95%	to	2.00%	63,363	21.65	to	19.74	1,344,242	1.61%	13.72%	to	12.52%
2016	0.95%	to	2.00%	83,579	19.04	to	17.55	1,570,755	1.66%	6.72%	to	5.59%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020	0.95%	to	1.40%	44,346	11.14	to	11.06	492,887	1.61%	6.11%	to	5.62%
2019			0.95%	9			10.50	94	0.14%			4.98	%****
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2020	0.95%	to	1.70%	261,741	16.24	to	14.75	4,134,881	2.83%	8.00%	to	7.19%
2019	0.95%	to	1.65%	229,702	15.03	to	13.84	3,373,843	2.70%	8.55%	to	7.79%
2018	0.95%	to	1.60%	251,080	13.85	to	12.91	3,409,080	2.41%	-2.39%	to	-3.04%
2017	0.95%	to	1.60%	273,409	14.19	to	13.31	3,812,912	2.29%	2.78%	to	2.11%
2016	0.95%	to	1.65%	288,743	13.80	to	12.98	3,930,374	2.62%	2.36%	to	1.64%
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2020	0.95%	to	1.40%	12,961	13.90	to	13.60	178,485	2.91%	13.46%	to	12.94%
2019	0.95%	to	1.45%	12,856	12.25	to	12.02	156,313	0.53%	13.85%	to	13.28%
2018	0.95%	to	1.45%	15,243	10.76	to	10.61	163,162	0.82%	-9.35%	to	-9.81%
2017	0.95%	to	1.40%	15,649	11.87	to	11.78	185,126	1.58%	17.31%	to	16.78%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.95%	to	2.05%	1,200,292	36.04	to	31.63	42,518,700	0.99%	49.61%	to	47.95%
2019	0.95%	to	2.05%	1,338,588	24.09	to	21.38	31,720,849	1.23%	31.88%	to	30.42%
2018	0.95%	to	2.05%	1,555,405	18.26	to	16.39	27,984,946	1.07%	-17.26%	to	-18.18%
2017	0.95%	to	2.05%	1,740,538	22.07	to	20.04	37,912,438	1.23%	24.58%	to	23.20%
2016	0.95%	to	2.05%	1,896,293	17.72	to	16.26	33,210,472	1.42%	-3.05%	to	-4.12%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.95%	to	2.20%	354,480	11.76	to	11.73	4,166,426	0.00%	17.59%	to	17.28	%****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2020	1.50%	to	2.60%	17,864	11.75	to	11.72	209,697	0.00%	17.46%	to	17.18	%****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.95%	to	2.60%	690,833	32.19	to	26.02	21,368,060	0.00%	28.86%	to	26.71%
2019	0.95%	to	2.60%	841,394	24.98	to	20.54	20,310,052	3.97%	29.29%	to	27.14%
2018	0.95%	to	2.60%	960,789	19.32	to	16.15	17,994,847	0.30%	-4.00%	to	-5.61%
2017	0.95%	to	2.60%	1,059,923	20.13	to	17.11	20,724,657	0.34%	28.97%	to	26.83%
2016	0.95%	to	2.60%	1,226,707	15.61	to	13.49	18,606,754	0.81%	1.22%	to	-0.46%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2020	1.50%	to	2.60%	8,599	29.13	to	25.27	232,850	0.00%	27.97%	to	26.54%
2019	1.50%	to	2.60%	8,997	22.76	to	19.97	191,541	3.14%	28.27%	to	26.83%
2018	1.50%	to	2.60%	14,692	17.75	to	15.74	249,776	0.05%	-4.81%	to	-5.88%
2017	1.50%	to	2.60%	15,981	18.64	to	16.73	286,411	0.10%	27.94%	to	26.51%
2016	1.50%	to	2.60%	17,367	14.57	to	13.22	243,961	0.53%	0.46%	to	-0.65%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.95%	to	2.20%	2,605,531	39.85	to	33.93	101,939,031	0.00%	59.37%	to	57.36%
2019	0.95%	to	2.20%	2,932,841	25.00	to	21.56	72,069,131	0.00%	35.95%	to	34.23%
2018	0.95%	to	2.20%	3,298,578	17.57	to	16.06	59,718,891	0.00%	-8.10%	to	-8.91%
2017	0.95%	to	2.20%	3,748,438	19.93	to	17.63	73,642,596	0.00%	26.53%	to	24.94%
2016	0.95%	to	2.20%	4,245,635	15.75	to	14.11	66,025,117	0.00%	5.46%	to	4.13%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
2020	1.20%	to	2.10%	208,134	37.36	to	33.27	7,673,452	0.00%	58.57%	to	57.13%
2019	1.20%	to	2.10%	232,990	23.56	to	21.17	5,427,137	0.00%	35.20%	to	33.96%
2018	1.20%	to	2.10%	270,284	17.43	to	15.81	4,663,047	0.00%	-8.17%	to	-9.01%
2017	1.20%	to	2.10%	292,115	18.98	to	17.37	5,493,985	0.00%	26.00%	to	24.85%
2016	1.20%	to	2.10%	332,054	15.06	to	13.91	4,962,356	0.00%	4.79%	to	3.83%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.95%	to	2.20%	1,955,719	23.31	to	19.85	44,496,128	2.06%	-0.02%	to	-3.32%
2019	0.95%	to	2.20%	2,157,798	23.81	to	20.53	50,239,000	2.26%	22.67%	to	21.12%
2018	0.95%	to	2.20%	2,419,512	18.54	to	16.95	46,004,019	1.03%	-14.36%	to	-15.08%
2017	0.95%	to	2.20%	2,758,463	22.56	to	19.96	61,082,501	1.09%	12.76%	to	11.34%
2016	0.95%	to	2.20%	3,154,163	20.01	to	17.92	62,056,573	1.35%	16.48%	to	15.01%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.95%	to	2.20%	2,233,635	25.00	to	21.29	54,943,226	0.42%	12.47%	to	11.05%
2019	0.95%	to	2.20%	2,531,660	22.23	to	19.17	55,414,719	0.65%	26.86%	to	25.25%
2018	0.95%	to	2.20%	3,000,327	17.52	to	15.30	51,829,510	0.53%	-5.68%	to	-6.87%
2017	0.95%	to	2.20%	3,476,158	18.58	to	16.43	63,750,440	0.52%	23.67%	to	22.12%
2016	0.95%	to	2.20%	3,879,954	15.02	to	13.46	57,610,005	0.77%	12.53%	to	11.11%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2020	0.95%	to	1.35%	18,384	18.29	to	17.94	334,972	0.32%	12.32%	to	11.87%
2019	0.95%	to	1.35%	21,042	16.28	to	16.04	341,496	0.52%	26.87%	to	26.36%
2018	0.95%	to	1.40%	28,758	12.83	to	12.68	368,244	0.44%	-5.91%	to	-6.34%
2017	0.95%	to	1.40%	22,823	13.64	to	13.54	310,774	0.35%	23.58%	to	23.02%
2016	1.00%	to	1.40%	8,239	11.03	to	11.00	90,768	0.09%	10.33%	to	10.03	%****
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
2020	0.95%	to	1.75%	98,065	25.83	to	23.31	2,475,130	0.75%	12.28%	to	31.18%
2019	0.95%	to	1.75%	120,773	23.01	to	20.93	2,717,752	0.83%	24.81%	to	23.80%
2018	0.95%	to	1.75%	134,206	18.43	to	16.91	2,425,159	0.55%	-6.69%	to	-7.45%
2017	0.95%	to	1.75%	193,489	19.75	to	18.27	3,768,173	0.62%	17.49%	to	16.55%
2016	0.95%	to	1.75%	205,173	16.81	to	15.67	3,403,609	0.76%	9.07%	to	8.19%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.95%	to	2.20%	8,287,007	49.14	to	42.37	400,745,148	1.32%	17.77%	to	16.28%
2019	0.95%	to	2.20%	9,335,275	41.72	to	36.44	383,823,636	1.69%	36.31%	to	34.59%
2018	0.95%	to	2.20%	10,644,655	29.45	to	27.07	321,479,295	0.75%	-2.59%	to	-3.46%
2017	0.95%	to	2.20%	12,144,433	31.30	to	28.04	375,565,565	0.47%	26.11%	to	24.52%
2016	0.95%	to	2.20%	13,826,695	24.82	to	22.52	339,514,154	0.73%	2.65%	to	1.36%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2020	1.50%	to	2.60%	135,690	44.70	to	39.21	5,873,576	1.07%	16.75%	to	15.45%
2019	1.50%	to	2.60%	166,560	38.28	to	33.96	6,187,514	1.48%	35.27%	to	33.76%
2018	1.50%	to	2.60%	188,414	28.30	to	25.39	5,191,832	0.48%	-3.03%	to	-4.12%
2017	1.50%	to	2.60%	225,038	29.18	to	26.48	6,415,137	0.23%	25.17%	to	23.78%
2016	1.50%	to	2.60%	261,321	23.32	to	21.39	5,967,469	0.47%	1.78%	to	0.65%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.95%	to	2.60%	2,724,636	17.94	to	14.50	47,911,467	1.49%	-0.06%	to	-7.85%
2019	0.95%	to	2.60%	3,099,421	19.15	to	15.74	58,246,990	1.67%	29.46%	to	27.30%
2018	0.95%	to	2.60%	3,510,999	14.79	to	12.36	51,023,054	1.79%	-4.84%	to	-6.44%
2017	0.95%	to	2.60%	4,096,107	15.54	to	13.21	62,640,517	2.07%	5.49%	to	3.74%
2016	0.95%	to	2.60%	4,912,596	14.73	to	12.74	71,352,050	1.93%	6.33%	to	4.57%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.95%	to	1.95%	164,953	21.38	to	19.78	3,480,881	0.94%	18.18%	to	16.99%
2019	0.95%	to	1.55%	164,989	18.09	to	17.37	2,950,575	0.87%	23.77%	to	23.02%
2018	0.95%	to	1.60%	192,241	14.62	to	14.08	2,771,780	1.11%	-12.19%	to	-12.77%
2017	0.95%	to	1.80%	179,685	16.65	to	15.99	2,959,219	0.88%	13.10%	to	12.13%
2016	0.95%	to	1.95%	188,498	14.72	to	14.18	2,749,234	1.27%	19.73%	to	18.52%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.95%	to	1.80%	504,853	11.42	to	10.25	5,649,102	1.79%	1.86%	to	0.99%
2019	0.95%	to	1.80%	452,268	11.21	to	10.15	4,979,014	2.17%	3.10%	to	2.23%
2018	0.95%	to	1.60%	486,503	10.87	to	10.13	5,222,068	1.93%	-0.14%	to	-0.80%
2017	0.95%	to	1.60%	562,719	10.89	to	10.22	6,069,271	1.52%	0.62%	to	-0.04%
2016	0.95%	to	1.60%	644,345	10.82	to	10.22	6,911,500	1.56%	1.52%	to	0.86%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.95%	to	1.75%	92,300	17.04	to	15.50	1,543,459	1.36%	4.18%	to	3.34%
2019	0.95%	to	1.75%	117,485	16.35	to	15.00	1,890,669	2.34%	11.42%	to	10.52%
2018	0.95%	to	1.75%	133,213	14.68	to	13.57	1,928,237	1.79%	-16.49%	to	-17.17%
2017	0.95%	to	1.75%	160,476	17.58	to	16.38	2,784,652	2.07%	21.56%	to	20.58%
2016	0.95%	to	1.75%	129,313	14.46	to	13.59	1,843,127	1.82%	0.16%	to	-0.65%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.95%	to	2.60%	11,874,602	12.01	to	7.74	135,446,851	0.23%	-0.01%	to	-2.36%
2019	0.95%	to	2.60%	11,955,053	12.10	to	7.92	136,512,897	1.36%	0.81%	to	-0.86%
2018	0.95%	to	2.60%	13,301,908	10.54	to	7.99	150,960,316	1.35%	-0.03%	to	-1.26%
2017	0.95%	to	2.60%	13,536,173	11.95	to	8.10	153,060,439	0.41%	0.00%	to	-2.18%
2016	0.95%	to	2.60%	14,175,040	12.01	to	8.28	161,471,288	0.01%	-0.94%	to	-2.59%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.95%	to	2.20%	1,188,365	60.74	to	47.73	77,363,089	0.02%	21.52%	to	19.99%
2019	0.95%	to	2.20%	1,336,070	49.98	to	39.78	71,743,724	0.07%	24.45%	to	22.88%
2018	0.95%	to	2.20%	1,520,562	40.16	to	32.37	65,751,264	0.01%	-13.47%	to	-14.57%
2017	0.95%	to	2.20%	1,736,039	46.41	to	37.89	86,749,562	0.00%	12.41%	to	11.00%
2016	0.95%	to	2.20%	1,985,041	41.29	to	34.14	88,301,877	0.32%	21.67%	to	20.14%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2020	1.50%	to	2.60%	29,447	36.69	to	29.75	1,008,409	0.02%	20.52%	to	19.18%
2019	1.50%	to	2.60%	30,782	30.44	to	24.96	877,797	0.00%	23.47%	to	22.09%
2018	1.50%	to	2.60%	34,162	24.65	to	20.45	789,349	0.00%	-14.15%	to	-15.11%
2017	1.50%	to	2.60%	39,132	28.72	to	24.09	1,059,078	0.00%	11.51%	to	10.26%
2016	1.50%	to	2.60%	44,028	25.75	to	21.84	1,070,391	0.10%	20.71%	to	19.37%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.95%	to	2.20%	527,266	53.27	to	40.46	26,969,410	0.00%	39.55%	to	37.79%
2019	0.95%	to	2.20%	614,712	38.17	to	29.36	22,555,236	0.00%	34.42%	to	32.73%
2018	0.95%	to	2.20%	675,853	28.40	to	22.12	18,491,334	0.00%	-8.82%	to	-9.98%
2017	0.95%	to	2.20%	764,132	31.14	to	24.57	22,973,259	0.00%	23.74%	to	22.19%
2016	0.95%	to	2.20%	846,229	25.17	to	20.11	20,598,250	0.00%	7.28%	to	5.93%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2020	1.50%	to	2.60%	9,227	33.57	to	27.22	291,940	0.00%	38.41%	to	36.86%
2019	1.50%	to	2.60%	14,853	24.26	to	19.89	330,057	0.00%	33.35%	to	31.86%
2018	1.50%	to	2.60%	15,327	18.19	to	15.09	256,748	0.00%	-9.60%	to	-10.62%
2017	1.50%	to	2.60%	14,682	20.12	to	16.88	280,887	0.00%	22.78%	to	21.42%
2016	1.50%	to	2.60%	15,975	16.39	to	13.90	249,560	0.00%	6.44%	to	5.26%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.95%	to	2.20%	1,056,848	52.54	to	39.28	62,074,065	0.07%	4.15%	to	2.84%
2019	0.95%	to	2.20%	1,180,588	50.45	to	38.20	66,691,422	1.07%	17.87%	to	16.38%
2018	0.95%	to	2.20%	1,309,626	42.80	to	32.82	62,847,900	0.67%	-17.75%	to	-18.79%
2017	0.95%	to	2.20%	1,488,525	69.49	to	40.41	86,787,431	0.49%	8.03%	to	6.67%
2016	0.95%	to	2.20%	1,729,499	48.17	to	37.89	93,395,599	0.63%	24.74%	to	23.17%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2020	1.50%	to	2.60%	18,174	26.80	to	21.73	450,679	0.00%	3.38%	to	2.22%
2019	1.50%	to	2.60%	21,703	25.92	to	21.26	524,688	0.87%	16.91%	to	15.61%
2018	1.50%	to	2.60%	22,912	22.17	to	18.39	475,772	0.40%	-18.37%	to	-19.29%
2017	1.50%	to	2.60%	30,246	27.16	to	22.78	774,588	0.26%	7.13%	to	5.93%
2016	1.50%	to	2.60%	36,060	25.36	to	21.50	869,727	0.49%	23.74%	to	22.36%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.95%	to	2.20%	2,786,736	37.36	to	22.14	101,912,372	1.12%	9.31%	to	7.93%
2019	0.95%	to	2.20%	3,123,713	34.18	to	20.52	104,601,831	1.18%	28.08%	to	26.46%
2018	0.95%	to	2.20%	3,494,760	24.46	to	16.22	91,392,188	1.05%	-1.35%	to	-2.22%
2017	0.95%	to	2.20%	3,956,705	26.95	to	16.59	104,600,457	0.99%	19.38%	to	17.88%
2016	0.95%	to	2.20%	4,424,081	22.57	to	14.07	98,043,019	1.39%	10.33%	to	8.95%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2020	1.50%	to	2.60%	13,569	29.67	to	24.06	367,269	0.93%	8.40%	to	7.19%
2019	1.60%	to	2.60%	13,365	26.88	to	22.44	332,866	0.89%	26.96%	to	25.67%
2018	1.50%	to	2.60%	14,833	21.53	to	17.86	295,023	0.80%	-1.78%	to	-2.88%
2017	1.50%	to	2.60%	16,733	21.92	to	18.39	341,511	0.76%	18.45%	to	17.13%
2016	1.50%	to	2.60%	18,203	18.51	to	15.70	315,937	1.16%	9.50%	to	8.28%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2020	1.60%	to	1.75%	5,897	63.58	to	44.13	275,070	0.00%	37.74%	to	37.53%
2019	1.60%	to	1.75%	6,127	46.16	to	32.08	208,939	0.00%	30.62%	to	30.42%
2018	1.60%	to	1.75%	8,543	35.34	to	24.60	232,178	0.00%	-7.91%	to	-8.05%
2017	1.60%	to	1.75%	8,966	38.37	to	26.75	267,568	0.00%	23.29%	to	23.10%
2016	0.95%	to	1.75%	9,311	31.12	to	21.73	226,122	0.00%	2.73%	to	2.57%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.95%	to	2.20%	78,069	20.51	to	19.21	1,575,618	0.00%	38.38%	to	36.64%
2019	0.95%	to	2.60%	82,842	14.82	to	13.82	1,206,237	0.00%	31.22%	to	29.04%
2018	0.95%	to	2.60%	92,202	11.29	to	10.71	1,026,422	0.00%	-7.45%	to	-9.00%
2017	0.95%	to	2.60%	102,154	12.20	to	11.77	1,235,813	0.00%	23.38%	to	21.33%
2016	0.95%	to	2.60%	108,803	9.89	to	9.70	1,071,379	0.00%	3.17%	to	1.46%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.95%	to	1.80%	198,854	37.27	to	32.28	7,018,168	0.58%	18.43%	to	17.41%
2019	0.95%	to	1.90%	262,960	31.47	to	27.06	7,889,866	0.42%	24.69%	to	23.49%
2018	0.95%	to	1.90%	267,678	25.24	to	21.91	6,632,966	0.47%	-6.63%	to	-7.53%
2017	0.95%	to	1.90%	313,553	27.03	to	23.69	8,342,496	0.51%	17.31%	to	16.19%
2016	0.95%	to	1.90%	340,690	23.04	to	20.39	7,739,693	0.68%	8.82%	to	7.78%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.95%	to	2.20%	837,201	11.58	to	9.25	9,364,663	2.33%	2.47%	to	1.18%
2019	0.95%	to	2.20%	923,764	11.30	to	9.15	10,106,530	1.95%	2.70%	to	1.41%
2018	0.95%	to	2.20%	1,024,396	11.01	to	9.02	10,928,303	1.51%	0.06%	to	-1.21%
2017	0.95%	to	2.20%	1,196,549	11.00	to	9.13	12,767,868	1.42%	-0.06%	to	-1.32%
2016	0.95%	to	2.20%	1,313,650	11.01	to	9.25	14,047,494	0.98%	0.26%	to	-1.00%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2020	0.95%	to	1.55%	222,352	13.15	to	12.48	2,891,604	4.79%	6.88%	to	6.24%
2019	0.95%	to	1.60%	300,408	12.30	to	11.70	3,656,075	2.79%	10.68%	to	9.96%
2018	0.95%	to	1.60%	337,730	11.12	to	10.64	3,720,786	2.96%	-6.35%	to	-6.97%
2017	0.95%	to	1.60%	403,423	11.87	to	11.44	4,753,461	4.39%	12.30%	to	11.57%
2016	0.95%	to	1.60%	469,743	10.57	to	10.25	4,937,262	2.49%	11.84%	to	11.10%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2020	0.95%	to	1.75%	91,169	12.96	to	12.28	1,166,995	4.51%	5.57%	to	4.71%
2019	0.95%	to	1.75%	109,559	12.28	to	11.72	1,332,135	4.33%	13.56%	to	12.65%
2018	0.95%	to	1.75%	106,272	10.81	to	10.41	1,139,181	3.97%	-5.73%	to	-6.50%
2017	0.95%	to	1.55%	186,374			-	2,124,714	4.83%	8.74%	to	8.08%
2016	0.95%	to	1.55%	91,775	10.55	to	10.38	965,142	5.19%	12.14%	to	11.46%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2020	0.95%	to	1.60%	110,796	13.77	to	12.75	1,496,718	5.32%	9.61%	to	8.89%
2019	0.95%	to	1.70%	118,837	12.56	to	11.59	1,461,108	1.91%	5.90%	to	5.10%
2018	0.95%	to	1.70%	147,867	11.86	to	11.02	1,722,508	4.43%	-4.99%	to	-5.71%
2017	0.95%	to	1.65%	169,276	12.49	to	11.74	2,073,731	1.38%	9.69%	to	8.91%
2016	0.95%	to	1.65%	187,924	11.39	to	10.78	2,117,245	1.12%	1.93%	to	1.21%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2020	0.95%	to	2.05%	1,851,307	12.30	to	10.79	22,237,291	1.05%	1.91%	to	0.78%
2019	0.95%	to	2.05%	1,515,634	12.06	to	10.71	17,914,209	2.67%	2.94%	to	1.79%
2018	0.95%	to	2.05%	1,751,005	11.72	to	10.52	20,154,916	1.80%	-0.72%	to	-1.83%
2017	0.95%	to	2.05%	1,909,338	11.81	to	10.72	22,169,457	1.24%	0.29%	to	-0.82%
2016	0.95%	to	2.05%	2,312,527	11.77	to	10.81	26,836,011	1.37%	0.35%	to	-0.77%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2020	0.95%	to	1.25%	37,482	16.72	to	15.99	612,914	1.43%	0.11%	to	0.10%
2019	0.95%	to	1.25%	37,055	15.11	to	14.50	548,688	69.79%			0.07%
2018	0.95%	to	1.25%	39,494	14.06	to	13.54	544,951	2.47%	-3.17%	to	-3.42%
2017	0.95%	to	1.30%	46,458	14.52	to	13.94	662,497	2.40%	2.69%	to	2.35%
2016	0.95%	to	1.30%	60,331	14.14	to	13.62	838,642	2.31%	-4.20%	to	-3.81%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2020	0.95%	to	1.80%	388,304	10.62	to	10.20	4,090,765	1.13%	1.17%	to	0.30%
2019	0.95%	to	1.80%	386,679	10.50	to	10.17	4,034,738	2.39%	1.72%	to	0.85%
2018	0.95%	to	1.60%	374,983	10.32	to	10.14	3,852,765	2.16%	0.46%	to	-0.20%
2017	0.95%	to	1.35%	89,088	10.27	to	10.21	914,450	1.65%	1.34%	to	0.93%
2016	0.95%	to	1.20%	64,050	10.14	to	10.12	649,146	0.55%	1.39%	to	1.22	%****
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.95%	to	1.30%	69,089	18.74	to	17.80	1,269,169	0.00%	0.08%	to	0.07%
2019	0.95%	to	1.30%	51,913	17.41	to	16.60	885,286	0.00%			0.07%
2018	0.95%	to	1.30%	73,075	16.22	to	15.52	1,162,419	2.54%	-1.52%	to	-1.83%
2017	0.95%	to	1.30%	77,663	16.47	to	15.81	1,255,375	2.01%	3.98%	to	3.60%
2016	0.95%	to	1.30%	84,787	15.84	to	15.26	1,321,164	2.08%	-1.67%	to	-1.33%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.95%	to	1.75%	941,525	12.95	to	11.97	12,045,041	2.01%	7.50%	to	6.63%
2019	0.95%	to	1.75%	960,670	12.04	to	11.23	11,442,868	2.90%	7.22%	to	6.35%
2018	0.95%	to	1.75%	1,002,626	11.23	to	10.56	11,157,892	2.43%	-1.58%	to	-2.38%
2017	0.95%	to	1.75%	1,132,211	11.41	to	10.81	12,815,954	1.92%	3.82%	to	2.99%
2016	0.95%	to	1.75%	1,141,268	10.99	to	10.50	12,455,177	1.98%	1.61%	to	0.79%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.95%	to	1.15%	1,611	12.93	to	12.92	20,822	0.72%	29.33%	to	29.16%
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2020	0.95%	to	1.15%	3,042	13.54	to	13.52	41,133	0.00%	35.36%	to	35.17	%****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2020	0.95%	to	1.35%	8,080	13.63	to	13.37	109,956	1.54%	11.03%	to	10.58%
2019	0.95%	to	1.35%	1,550	12.27	to	12.09	18,961	1.41%	23.96%	to	23.46%
2018	0.95%	to	1.20%	1,610	9.90	to	9.83	15,911	1.72%	-19.89%	to	-20.09%
2017	0.95%	to	1.20%	4,570	12.36	to	12.31	56,442	1.50%	25.38%	to	25.07%
2016			0.95%	2,473			9.86	24,377	0.00%			-1.43	%****
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
2020	0.95%	to	1.75%	6,076	25.64	to	23.61	154,336	0.00%	13.05%	to	12.14%
2019	0.95%	to	1.75%	8,801	22.68	to	21.06	197,373	0.00%	22.82%	to	21.83%
2018	0.95%	to	1.75%	7,053	18.47	to	17.28	129,396	0.61%	-8.07%	to	-8.82%
2017	0.95%	to	1.75%	8,282	20.09	to	18.95	165,328	0.54%	16.41%	to	15.47%
2016	0.95%	to	1.75%	10,078	17.26	to	16.42	172,988	0.48%	9.95%	to	9.07%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2020	0.95%	to	1.25%	17,494	19.10	to	18.28	325,436	0.00%	0.23%	to	0.22%
2019	0.95%	to	1.25%	21,828	15.58	to	14.95	331,778	0.00%			0.18%
2018	0.95%	to	1.25%	25,056	13.16	to	12.67	322,248	0.00%	-9.92%	to	-10.14%
2017	0.95%	to	1.25%	28,743	14.61	to	14.10	411,236	0.65%	4.21%	to	3.83%
2016	0.95%	to	1.25%	31,418	14.02	to	13.58	432,242	0.69%	-18.61%	to	-18.29%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.95%	to	2.60%	701,633	58.83	to	49.18	40,579,930	0.00%	28.04%	to	25.91%
2019	0.95%	to	2.60%	791,675	45.94	to	39.06	35,809,330	0.00%	27.41%	to	25.29%
2018	0.95%	to	2.60%	913,505	36.06	to	31.18	32,486,509	0.00%	-0.11%	to	-1.78%
2017	0.95%	to	2.60%	1,110,047	36.10	to	31.74	39,611,461	0.00%	26.10%	to	24.01%
2016	0.95%	to	2.60%	1,266,281	28.63	to	25.60	35,886,433	0.00%	-11.56%	to	-13.03%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	0.95%	to	2.25%	292,090	39.71	to	26.11	14,347,464	2.03%	16.14%	to	14.61%
2019	0.95%	to	2.25%	321,418	34.19	to	22.78	13,804,224	0.49%	29.36%	to	27.66%
2018	0.95%	to	2.25%	364,458	26.43	to	17.85	12,140,723	0.32%	-24.22%	to	-25.22%
2017	0.95%	to	2.25%	458,315	34.88	to	23.87	20,140,824	0.40%	49.60%	to	47.65%
2016	0.95%	to	2.25%	441,616	23.32	to	16.16	13,108,192	0.49%	-0.85%	to	-2.14%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.95%	to	2.60%	186,575	21.94	to	20.77	4,739,713	0.93%	17.98%	to	16.02%
2019	0.95%	to	2.60%	230,192	18.59	to	17.90	4,884,028	0.00%	10.81%	to	8.96%
2018	0.95%	to	2.60%	279,530	16.78	to	16.43	5,434,656	0.00%	-28.96%	to	-30.15%
2017	0.95%	to	2.60%	317,437	23.62	to	23.52	8,731,949	0.00%	0.00%	to	-4.25%
2016	0.95%	to	2.60%	381,139	24.26	to	24.57	11,028,894	0.40%	42.35%	to	39.98%
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2020	0.95%	to	2.20%	576,458	7.05	to	6.31	4,013,640	0.79%	17.70%	to	16.21%
2019	0.95%	to	2.20%	646,381	5.99	to	5.43	3,833,804	0.00%	10.49%	to	9.09%
2018	0.95%	to	2.20%	592,731	5.42	to	4.98	3,182,257	0.00%	-29.11%	to	-30.01%
2017	0.95%	to	2.20%	678,226	7.65	to	7.12	5,145,944	0.00%	-2.90%	to	-4.12%
2016	0.95%	to	2.20%	1,062,304	7.88	to	7.42	8,299,035	0.26%	42.05%	to	40.27%
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
2019	0.95%	to	1.60%	101,115	25.67	to	22.32	2,488,807	0.55%	27.17%	to	26.33%
2018	0.95%	to	1.60%	117,873	20.19	to	17.67	2,288,690	0.43%	-14.13%	to	-14.70%
2017	0.95%	to	1.60%	128,192	23.51	to	20.71	2,897,135	0.68%	25.26%	to	24.44%
2016	0.95%	to	1.60%	141,456	18.77	to	16.64	2,556,222	1.00%	2.91%	to	2.24%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2020	0.95%	to	1.15%	13,816	10.55	to	10.52	145,674	1.25%	-2.48%	to	-2.68%
2019	0.95%	to	1.20%	9,856	10.82	to	10.80	106,605	3.14%	8.20%	to	8.02	%****
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2020	1.60%	to	1.75%	3,390	34.81	to	33.73	114,855	0.38%	19.07%	to	18.89%
2019	1.60%	to	1.75%	5,414	29.23	to	28.37	154,073	0.29%	29.36%	to	29.17%
2018	1.60%	to	1.75%	5,488	22.60	to	21.96	120,924	0.19%	-8.64%	to	-8.78%
2017	1.60%	to	1.75%	6,835			-	165,453	0.65%	18.52%	to	18.34%
2016	1.60%	to	1.75%	7,057	20.87	to	20.35	144,367	1.85%	10.44%	to	10.27%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.95%	to	2.05%	149,852	59.69	to	52.40	8,755,061	0.00%	56.29%	to	54.55%
2019	0.95%	to	2.05%	159,441	38.19	to	33.90	5,963,213	0.00%	23.64%	to	22.27%
2018	0.95%	to	2.05%	254,215	30.89	to	27.73	7,690,617	0.00%	0.34%	to	-0.78%
2017	0.95%	to	2.05%	179,082	30.78	to	27.95	5,420,851	0.00%	24.67%	to	23.29%
2016	0.95%	to	2.05%	196,910	24.69	to	22.67	4,790,487	0.00%	6.73%	to	5.54%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.